UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: October 31, 2016

*	This Form N-CSR pertains to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

October 31, 2016

MFS® CORPORATE BOND FUND

MFB-SEM

MFS® CORPORATE BOND FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in the U.S. presidential election, most markets proved resilient in the wake of these events. U.S. shares quickly reversed post-Brexit declines and rallied to record highs during August. Global interest rates remain very low, with most central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of low inflation. Low interest rates continue to benefit risky assets such as equities, as investors are forced to accept greater risks in search of satisfactory returns in a low-return environment. U.S. investment-grade and high-yield bonds have benefited from low, and even negative, yields overseas.

Emblematic of the sluggish global growth environment is a pronounced slowdown in the growth of global trade. Despite the slowdown, emerging market equities have held up well, withstanding geopolitical shocks such as an attempted coup in Turkey and the impeachment and removal of the president of Brazil. The U.S. Federal Reserve’s go-slow approach to rate hikes and economic stimulus abroad have helped support markets.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

December 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	78.2%
High Yield Corporates	13.4%
Floating Rate Loans	1.8%
Emerging Markets Bonds	0.7%
Commercial Mortgage-Backed Securities	0.2%
Asset-Backed Securities (o)	0.0%
Residential Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	0.3%
AA	1.9%
A	18.1%
BBB	58.8%
BB	15.2%
CCC (o)	0.0%
C (o)	0.0%
Not Rated (o)	0.0%
Cash & Cash Equivalents	5.7%

Portfolio facts (i)
Average Duration (d)	6.7
Average Effective Maturity (m)	10.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2016 through October 31, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2016 through October 31, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Expenses Paid During Period (p) 5/01/16-10/31/16
A	Actual	0.79%	$1,000.00	$1,024.55	$4.03
	Hypothetical (h)	0.79%	$1,000.00	$1,021.22	$4.02
B	Actual	1.54%	$1,000.00	$1,020.76	$7.84
	Hypothetical (h)	1.54%	$1,000.00	$1,017.44	$7.83
C	Actual	1.54%	$1,000.00	$1,020.77	$7.84
	Hypothetical (h)	1.54%	$1,000.00	$1,017.44	$7.83
I	Actual	0.54%	$1,000.00	$1,025.83	$2.76
	Hypothetical (h)	0.54%	$1,000.00	$1,022.48	$2.75
R1	Actual	1.54%	$1,000.00	$1,020.77	$7.84
	Hypothetical (h)	1.54%	$1,000.00	$1,017.44	$7.83
R2	Actual	1.04%	$1,000.00	$1,023.28	$5.30
	Hypothetical (h)	1.04%	$1,000.00	$1,019.96	$5.30
R3	Actual	0.79%	$1,000.00	$1,024.55	$4.03
	Hypothetical (h)	0.79%	$1,000.00	$1,021.22	$4.02
R4	Actual	0.54%	$1,000.00	$1,025.82	$2.76
	Hypothetical (h)	0.54%	$1,000.00	$1,022.48	$2.75
R6 (formerly Class R5)	Actual	0.45%	$1,000.00	$1,026.32	$2.30
	Hypothetical (h)	0.45%	$1,000.00	$1,022.94	$2.29

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

10/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 91.6%
Issuer	Shares/Par	Value ($)
Aerospace - 0.3%
Lockheed Martin Corp., 3.55%, 1/15/2026	$9,857,000	$10,471,525

Asset-Backed & Securitized - 0.2%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.124%, 12/28/2040 (z)	$1,372,678	$1,016,317
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	100,163	9,766
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049	2,920,000	2,940,070
Falcon Franchise Loan LLC, FRN, 441.768%, 1/05/2025 (i)(z)	27,302	6,628
Greenwich Capital Commercial Funding Corp., FRN, 5.758%, 7/10/2038	924,821	923,733
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.754%, 6/15/2049	1,372,413	1,387,430
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.608%, 7/15/2042 (n)(q)	2,431,619	622,640
LB Commercial Conduit Mortgage Trust, FRN, 1.092%, 2/18/2030 (i)	724,107	638
LB Commercial Conduit Mortgage Trust, FRN, 2.036%, 9/15/2030 (i)	931,492	96
Morgan Stanley Capital I, Inc., FRN, 1.023%, 11/15/2030 (i)(n)	3,987,869	43,138

		$6,950,456
Automotive - 3.8%
Delphi Automotive PLC, 4.15%, 3/15/2024	$422,000	$451,875
General Motors Co., 6.6%, 4/01/2036	1,500,000	1,773,080
General Motors Co., 6.25%, 10/02/2043	10,919,000	12,502,211
General Motors Financial Co., Inc., 2.35%, 10/04/2019	32,777,000	32,742,322
General Motors Financial Co., Inc., 3.45%, 4/10/2022	11,528,000	11,656,526
General Motors Financial Co., Inc., 4%, 10/06/2026	10,385,000	10,354,364
Johnson Controls International PLC, 4.95%, 7/02/2064	3,777,000	3,799,896
Lear Corp., 4.75%, 1/15/2023	7,510,000	7,791,625
Lear Corp., 5.25%, 1/15/2025	17,224,000	18,472,740
Nissan Motor Acceptance Corp., 1.95%, 9/12/2017 (n)	15,896,000	15,984,366
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	17,571,000	18,537,405

		$134,066,410
Biotechnology - 0.6%
Life Technologies Corp., 6%, 3/01/2020	$19,411,000	$21,626,824

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - 1.4%
21st Century Fox America, Inc., 8.5%, 2/23/2025	$4,931,000	$6,564,981
Omnicom Group, Inc., 3.625%, 5/01/2022	13,717,000	14,613,406
Omnicom Group, Inc., 3.65%, 11/01/2024	3,435,000	3,600,193
Omnicom Group, Inc., 3.6%, 4/15/2026	11,456,000	11,900,676
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	5,075,000	5,075,096
SES S.A., 3.6%, 4/04/2023 (n)	1,680,000	1,686,031
Time Warner, Inc., 5.35%, 12/15/2043	6,056,000	6,844,079

		$50,284,462
Brokerage & Asset Managers - 1.4%
CME Group, Inc., 3%, 3/15/2025	$10,133,000	$10,530,629
Franklin Resources, Inc., 1.375%, 9/15/2017	3,705,000	3,713,866
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	6,672,000	6,890,088
Intercontinental Exchange, Inc., 4%, 10/15/2023	16,230,000	17,618,282
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	10,952,000	11,659,147

		$50,412,012
Building - 1.5%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$7,431,000	$7,775,137
Masco Corp., 4.45%, 4/01/2025	5,390,000	5,625,813
Masco Corp., 4.375%, 4/01/2026	13,202,000	13,730,080
Mohawk Industries, Inc., 3.85%, 2/01/2023	11,265,000	11,733,669
Owens Corning, 4.2%, 12/15/2022	4,120,000	4,374,266
Owens Corning, 3.4%, 8/15/2026	10,397,000	10,287,291

		$53,526,256
Business Services - 3.1%
Cisco Systems, Inc., 2.2%, 2/28/2021	$14,891,000	$15,145,160
Equinix, Inc., 5.75%, 1/01/2025	15,055,000	15,920,663
Fidelity National Information Services, Inc., 2%, 4/15/2018	1,475,000	1,487,126
Fidelity National Information Services, Inc., 5%, 3/15/2022	11,230,000	11,623,241
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	4,532,000	4,718,650
Fidelity National Information Services, Inc., 5%, 10/15/2025	9,309,000	10,476,684
Fidelity National Information Services, Inc., 3%, 8/15/2026	13,572,000	13,265,205
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	6,787,000	6,630,818
Fiserv, Inc., 2.7%, 6/01/2020	8,911,000	9,119,767
MSCI, Inc., 5.75%, 8/15/2025 (n)	15,656,000	16,644,676
MSCI, Inc., 4.75%, 8/01/2026 (n)	5,205,000	5,244,038

		$110,276,028
Cable TV - 2.9%
Charter Operating/CCO Capital Corp., 6.384%, 10/23/2035 (n)	$18,026,000	$20,779,147
Comcast Corp., 4.2%, 8/15/2034	5,916,000	6,340,106
Comcast Corp., 4.65%, 7/15/2042	1,789,000	1,984,377

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
Comcast Corp., 4.75%, 3/01/2044	$10,775,000	$12,189,639
Cox Communications, Inc., 6.25%, 6/01/2018 (n)	1,735,000	1,846,378
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	2,215,000	2,240,568
Sirius XM Radio, Inc., 5.75%, 8/01/2021 (n)	12,925,000	13,474,313
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	1,635,000	1,667,537
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	9,940,000	10,095,362
Time Warner Cable, Inc., 8.25%, 4/01/2019	6,150,000	7,031,209
Time Warner Cable, Inc., 5%, 2/01/2020	1,480,000	1,596,627
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,034,000	8,495,411
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	1,734,000	2,362,509
Videotron Ltd., 5%, 7/15/2022	13,220,000	13,798,375

		$103,901,558
Chemicals - 1.1%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)	$13,552,000	$13,428,338
LYB International Finance B.V., 4.875%, 3/15/2044	8,684,000	9,217,371
LyondellBasell Industries N.V., 5%, 4/15/2019	4,761,000	5,088,842
LyondellBasell Industries N.V., 6%, 11/15/2021	9,720,000	11,312,311

		$39,046,862
Computer Software - 0.8%
Microsoft Corp., 1.55%, 8/08/2021	$9,594,000	$9,496,496
Oracle Corp., 3.4%, 7/08/2024	9,697,000	10,231,373
VeriSign, Inc., 4.625%, 5/01/2023	7,628,000	7,856,840

		$27,584,709
Computer Software - Systems - 0.3%
Apple, Inc., 4.375%, 5/13/2045	$3,713,000	$3,944,788
Apple, Inc., 3.85%, 8/04/2046	8,346,000	8,127,218

		$12,072,006
Conglomerates - 0.4%
General Electric Capital Corp., 5.5%, 1/08/2020	$2,434,000	$2,719,941
Roper Industries, Inc., 1.85%, 11/15/2017	12,204,000	12,238,891

		$14,958,832
Consumer Products - 1.2%
Hasbro, Inc., 5.1%, 5/15/2044	$9,929,000	$10,424,914
Mattel, Inc., 1.7%, 3/15/2018	2,812,000	2,817,436
Mattel, Inc., 5.45%, 11/01/2041	6,847,000	7,141,291
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	6,178,000	6,214,506
Newell Rubbermaid, Inc., 3.85%, 4/01/2023	10,546,000	11,191,521
Newell Rubbermaid, Inc., 5.375%, 4/01/2036	4,080,000	4,724,644

		$42,514,312

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Services - 2.2%
Priceline Group, Inc., 3.65%, 3/15/2025	$17,059,000	$17,730,152
Priceline Group, Inc., 3.6%, 6/01/2026	20,768,000	21,532,532
Service Corp. International, 5.375%, 1/15/2022	1,705,000	1,768,938
Service Corp. International, 5.375%, 5/15/2024	18,149,000	19,056,450
Visa, Inc., 4.15%, 12/14/2035	14,578,000	16,120,148

		$76,208,220
Containers - 1.7%
Ball Corp., 5%, 3/15/2022	$5,370,000	$5,772,750
Ball Corp., 4%, 11/15/2023	6,003,000	6,072,035
Ball Corp., 5.25%, 7/01/2025	10,370,000	11,025,903
Crown American LLC, 4.5%, 1/15/2023	15,217,000	15,597,425
Sealed Air Corp., 5.5%, 9/15/2025 (n)	20,780,000	22,156,675

		$60,624,788
Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$10,202,000	$11,301,827

Electrical Equipment - 0.3%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$4,412,000	$4,530,639
Molex Electronic Technologies LLC, 3.9%, 4/15/2025 (n)	5,906,000	5,953,850

		$10,484,489
Electronics - 2.0%
Flextronics International Ltd., 4.625%, 2/15/2020	$16,917,000	$18,114,284
Flextronics International Ltd., 4.75%, 6/15/2025	6,626,000	7,121,439
Jabil Circuit, Inc., 4.7%, 9/15/2022	3,601,000	3,745,040
NXP B.V./NXP Funding LLC, 4.125%, 6/15/2020 (n)	16,491,000	17,398,005
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023 (n)	9,403,000	10,296,285
Tyco Electronics Group S.A., 6.55%, 10/01/2017	2,450,000	2,566,890
Tyco Electronics Group S.A., 2.375%, 12/17/2018	1,303,000	1,321,411
Tyco Electronics Group S.A., 3.5%, 2/03/2022	11,088,000	11,725,139

		$72,288,493
Emerging Market Quasi-Sovereign - 0.3%
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)	$878,000	$896,543
Comision Federal de Electricidad, 5.75%, 2/14/2042	8,403,000	8,580,471
Petroleos Mexicanos, 4.875%, 1/18/2024	18,000	18,076

		$9,495,090
Energy - Independent - 0.8%
Continental Resources, Inc., 4.9%, 6/01/2044	$14,085,000	$11,989,856
EQT Corp., 4.875%, 11/15/2021	7,176,000	7,847,889
Pioneer Natural Resources Co., 7.5%, 1/15/2020	5,653,000	6,543,540

		$26,381,285

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Integrated - 0.7%
BP Capital Markets PLC, 2.521%, 1/15/2020	$2,680,000	$2,728,540
Exxon Mobil Corp., 2.726%, 3/01/2023	6,019,000	6,154,127
Shell International Finance B.V., 3.75%, 9/12/2046	16,673,000	15,872,513

		$24,755,180
Entertainment - 0.1%
Carnival Corp., 1.875%, 12/15/2017	$4,565,000	$4,594,257

Financial Institutions - 1.5%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020	$2,323,000	$2,444,958
CIT Group, Inc., 6.625%, 4/01/2018 (n)	7,448,000	7,820,400
GE Capital International Funding Co., 2.342%, 11/15/2020	7,038,000	7,178,443
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	3,221,000	3,506,864
International Lease Finance Corp., 5.875%, 8/15/2022	15,000,000	16,519,200
Navient Corp., 7.25%, 9/25/2023	16,598,000	16,535,758

		$54,005,623
Food & Beverages - 7.1%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	$15,541,000	$16,220,002
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	20,325,000	22,531,015
Constellation Brands, Inc., 4.25%, 5/01/2023	39,599,000	41,883,862
Danone S.A., 2.077%, 11/02/2021 (n)	11,063,000	11,057,944
Danone S.A., 2.589%, 11/02/2023 (n)	25,885,000	25,870,427
J.M. Smucker Co., 2.5%, 3/15/2020	2,783,000	2,837,836
J.M. Smucker Co., 3.5%, 10/15/2021	12,140,000	12,944,457
J.M. Smucker Co., 4.375%, 3/15/2045	2,974,000	3,167,946
Kraft Heinz Foods Co., 3.5%, 7/15/2022	7,915,000	8,339,727
Kraft Heinz Foods Co., 3%, 6/01/2026	6,972,000	6,893,607
Kraft Heinz Foods Co., 5%, 7/15/2035	4,020,000	4,516,361
Kraft Heinz Foods Co., 6.5%, 2/09/2040	12,504,000	16,306,041
Mead Johnson Nutrition Co., 4.125%, 11/15/2025	5,203,000	5,555,472
Molson Coors Brewing Co., 2.1%, 7/15/2021	7,092,000	7,063,823
Molson Coors Brewing Co., 4.2%, 7/15/2046	6,042,000	6,040,387
PepsiCo, Inc., 4.45%, 4/14/2046	6,411,000	7,152,265
Pernod Ricard S.A., 4.45%, 1/15/2022 (n)	4,451,000	4,872,986
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)	20,995,000	22,611,279
SYSCO Corp., 2.5%, 7/15/2021	4,796,000	4,869,321
Tyson Foods, Inc., 4.5%, 6/15/2022	8,026,000	8,801,183
Tyson Foods, Inc., 5.15%, 8/15/2044	3,239,000	3,658,574
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	4,831,000	4,974,341
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	2,809,000	2,947,383

		$251,116,239

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Drug Stores - 1.1%
CVS Health Corp., 3.375%, 8/12/2024	$100,000	$104,036
CVS Health Corp., 2.75%, 12/01/2022	3,513,000	3,573,157
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019	12,906,000	13,242,472
Walgreens Boots Alliance, Inc., 3.45%, 6/01/2026	15,679,000	15,981,793
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034	4,328,000	4,498,921

		$37,400,379
Forest & Paper Products - 0.7%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$13,758,000	$15,431,386
International Paper Co., 6%, 11/15/2041	5,640,000	6,618,591
Packaging Corp. of America, 3.9%, 6/15/2022	2,554,000	2,687,043

		$24,737,020
Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 2.5%, 3/01/2018	$7,176,000	$7,241,962
Wyndham Worldwide Corp., 5.1%, 10/01/2025	4,492,000	4,849,015

		$12,090,977
Insurance - 0.7%
American International Group, Inc., 4.7%, 7/10/2035	$9,821,000	$10,516,278
American International Group, Inc., 4.5%, 7/16/2044	12,351,000	12,562,042
Unum Group, 4%, 3/15/2024	1,537,000	1,563,026

		$24,641,346
Insurance - Health - 1.9%
Aetna, Inc., 1.5%, 11/15/2017	$3,281,000	$3,288,901
Aetna, Inc., 2.8%, 6/15/2023	11,637,000	11,792,214
Aetna, Inc., 4.25%, 6/15/2036	8,731,000	8,859,241
Anthem, Inc., 1.875%, 1/15/2018	9,382,000	9,415,578
Humana, Inc., 7.2%, 6/15/2018	10,075,000	10,984,631
UnitedHealth Group, Inc., 4.625%, 7/15/2035	20,120,000	22,949,435

		$67,290,000
Insurance - Property & Casualty - 2.4%
Aon Corp., 6.25%, 9/30/2040	$1,832,000	$2,270,857
Aon PLC, 4.6%, 6/14/2044	2,060,000	2,161,725
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020	1,810,000	2,000,788
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	8,920,000	9,184,862
Chubb Corp., 6.375% to 4/15/2017, FRN to 3/29/2067	1,838,000	1,732,315
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	3,464,000	3,534,607
Chubb INA Holdings, Inc., 2.875%, 11/03/2022	8,035,000	8,371,329
CNA Financial Corp., 5.875%, 8/15/2020	6,010,000	6,769,730
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	11,230,000	11,608,934
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018	4,402,000	4,465,970

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Property & Casualty - continued
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	$8,500,000	$9,404,094
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	6,766,000	7,086,086
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	1,842,000	1,887,370
XL Group Ltd., 5.75%, 10/01/2021	6,890,000	7,870,654
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	4,913,000	4,948,619

		$83,297,940
Major Banks - 9.1%
Bank of America Corp., 2%, 1/11/2018	$25,000,000	$25,110,250
Bank of America Corp., 1.75%, 6/05/2018	4,800,000	4,824,533
Bank of America Corp., 7.625%, 6/01/2019	1,290,000	1,472,785
Bank of America Corp., 5.625%, 7/01/2020	360,000	402,924
Bank of America Corp., 4.125%, 1/22/2024	16,866,000	18,100,591
Bank of America Corp., 3.875%, 8/01/2025	9,000,000	9,472,239
Bank of America Corp., 4.45%, 3/03/2026	23,347,000	24,922,152
Bank of America Corp., FRN, 6.1%, 12/29/2049	18,007,000	18,812,993
Goldman Sachs Group, Inc., 2.625%, 4/25/2021	11,876,000	12,002,764
Goldman Sachs Group, Inc., 4.8%, 7/08/2044	7,916,000	8,623,912
Goldman Sachs Group, Inc., 5.15%, 5/22/2045	3,670,000	3,965,163
JPMorgan Chase & Co., 4.25%, 10/15/2020	6,107,000	6,594,974
JPMorgan Chase & Co., 4.5%, 1/24/2022	26,589,000	29,292,144
JPMorgan Chase & Co., 3.25%, 9/23/2022	3,915,000	4,070,433
JPMorgan Chase & Co., 3.125%, 1/23/2025	22,031,000	22,208,526
JPMorgan Chase & Co., 3.2%, 6/15/2026	9,000,000	9,104,193
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049	15,247,000	16,924,170
Morgan Stanley, 2.5%, 4/21/2021	7,620,000	7,680,274
Morgan Stanley, 5.5%, 7/28/2021	5,652,000	6,415,676
Morgan Stanley, 3.125%, 7/27/2026	22,016,000	21,911,072
Morgan Stanley, 3.95%, 4/23/2027	18,795,000	19,336,033
PNC Bank N.A., 2.6%, 7/21/2020	11,281,000	11,555,467
Wachovia Corp., 6.605%, 10/01/2025	7,936,000	9,582,545
Wells Fargo & Co., 4.1%, 6/03/2026	12,997,000	13,655,025
Wells Fargo & Co., 5.875% to 6/15/2025, FRN to 12/29/2049	6,631,000	7,124,181
Wells Fargo & Co., 5.9% to 6/15/2024, FRN to 12/29/2049	9,738,000	10,188,383

		$323,353,402
Medical & Health Technology & Services - 3.0%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$3,161,000	$3,369,351
Becton, Dickinson and Co., 4.685%, 12/15/2044	9,974,000	10,884,357
Fresenius U.S. Finance II, Inc., 6.5%, 9/15/2018 (n)	7,266,000	7,829,115
Fresenius U.S. Finance II, Inc., 4.25%, 2/01/2021 (n)	1,610,000	1,698,550
HCA, Inc., 4.75%, 5/01/2023	9,090,000	9,464,963
HCA, Inc., 5.25%, 6/15/2026	10,033,000	10,484,485

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	$4,792,000	$4,956,217
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	8,278,000	8,757,983
McKesson Corp., 7.5%, 2/15/2019	920,000	1,040,342
McKesson Corp., 2.7%, 12/15/2022	2,842,000	2,865,859
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	1,177,000	1,202,468
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	9,452,000	9,594,035
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	14,540,000	14,319,545
Universal Health Services, Inc., 4.75%, 8/01/2022 (n)	11,190,000	11,492,130
Universal Health Services, Inc., 5%, 6/01/2026 (n)	7,502,000	7,783,325

		$105,742,725
Medical Equipment - 1.4%
Medtronic, Inc., 3.5%, 3/15/2025	$32,749,000	$34,749,211
Medtronic, Inc., 4.375%, 3/15/2035	3,458,000	3,793,405
Zimmer Holdings, Inc., 4.45%, 8/15/2045	12,279,000	12,104,798

		$50,647,414
Metals & Mining - 1.2%
Barrick Gold Corp., 3.85%, 4/01/2022	$3,225,000	$3,399,427
Barrick Gold Corp., 4.1%, 5/01/2023	6,474,000	6,959,421
Barrick North America Finance LLC, 4.4%, 5/30/2021	4,188,000	4,574,737
Barrick North America Finance LLC, 5.7%, 5/30/2041	2,378,000	2,719,911
Kinross Gold Corp., 5.95%, 3/15/2024	9,796,000	10,285,800
Southern Copper Corp., 6.75%, 4/16/2040	2,884,000	3,141,729
Southern Copper Corp., 5.25%, 11/08/2042	11,462,000	10,842,192

		$41,923,217
Midstream - 4.2%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$12,850,000	$13,220,915
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	9,949,000	10,248,037
Energy Transfer Partners LP, 9.7%, 3/15/2019	1,560,000	1,806,661
Energy Transfer Partners LP, 5.2%, 2/01/2022	2,477,000	2,714,760
Energy Transfer Partners LP, 6.5%, 2/01/2042	2,418,000	2,560,198
Energy Transfer Partners LP, 5.15%, 2/01/2043	8,888,000	8,238,198
Enterprise Products Operating LLC, 5.2%, 9/01/2020	2,000,000	2,228,334
Enterprise Products Operating LLC, 3.9%, 2/15/2024	2,924,000	3,058,799
Enterprise Products Operating LLC, 4.45%, 2/15/2043	4,527,000	4,345,187
Enterprise Products Operating LLC, 4.85%, 3/15/2044	3,231,000	3,268,092
Enterprise Products Partners LP, 6.3%, 9/15/2017	2,590,000	2,696,951
Enterprise Products Partners LP, 7.034% to 1/15/2018, FRN to 1/15/2068	1,472,000	1,554,064
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	4,075,000	4,983,334
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	4,303,000	4,849,584
Kinder Morgan Energy Partners LP, 6.5%, 4/01/2020	5,018,000	5,629,488

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Kinder Morgan Energy Partners LP, 3.5%, 3/01/2021	$3,745,000	$3,849,725
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	3,627,000	4,251,635
Kinder Morgan Energy Partners LP, 6.5%, 9/01/2039	1,000,000	1,086,699
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	5,922,000	5,932,287
ONEOK Partners LP, 2%, 10/01/2017	7,668,000	7,693,051
Phillips 66 Partners LP, 4.9%, 10/01/2046	9,059,000	8,993,975
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	12,865,000	13,669,063
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	1,257,000	1,330,095
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026 (n)	13,222,000	14,249,349
Sabine Pass Liquefaction LLC, 5%, 3/15/2027 (n)	7,084,000	7,207,970
Spectra Energy Capital LLC, 8%, 10/01/2019	5,750,000	6,591,518
Sunoco Logistics Partners LP, 5.3%, 4/01/2044	2,984,000	2,992,531

		$149,250,500
Natural Gas - Distribution - 0.5%
NiSource Finance Corp., 3.85%, 2/15/2023	$10,894,000	$11,539,513
NiSource Finance Corp., 4.8%, 2/15/2044	4,239,000	4,650,628

		$16,190,141
Network & Telecom - 3.5%
AT&T, Inc., 2.45%, 6/30/2020	$5,778,000	$5,812,050
AT&T, Inc., 4.75%, 5/15/2046	15,772,000	15,434,101
AT&T, Inc., 5.65%, 2/15/2047	17,526,000	19,299,123
Verizon Communications, Inc., 4.5%, 9/15/2020	25,714,000	27,952,404
Verizon Communications, Inc., 1.75%, 8/15/2021	8,069,000	7,901,003
Verizon Communications, Inc., 3%, 11/01/2021	12,119,000	12,481,382
Verizon Communications, Inc., 5.05%, 3/15/2034	8,076,000	8,763,704
Verizon Communications, Inc., 6%, 4/01/2041	4,310,000	5,175,664
Verizon Communications, Inc., 6.55%, 9/15/2043	15,460,000	20,257,161

		$123,076,592
Oils - 1.5%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$11,333,000	$11,776,268
Marathon Petroleum Corp., 4.75%, 9/15/2044	6,090,000	5,386,441
Valero Energy Corp., 3.4%, 9/15/2026	20,305,000	19,873,153
Valero Energy Corp., 4.9%, 3/15/2045	17,086,000	16,738,761

		$53,774,623
Other Banks & Diversified Financials - 4.1%
BPCE S.A., 4.5%, 3/15/2025 (n)	$6,746,000	$6,810,310
Capital One Financial Corp., 3.75%, 4/24/2024	7,016,000	7,355,315
Citigroup, Inc., 4.4%, 6/10/2025	8,354,000	8,822,626
Citigroup, Inc., 3.2%, 10/21/2026	35,061,000	34,978,887
Citizens Bank N.A., 2.55%, 5/13/2021	9,910,000	10,035,500

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Citizens Financial Group, Inc., 4.3%, 12/03/2025	$9,478,000	$9,884,511
Discover Bank, 7%, 4/15/2020	17,724,000	20,015,784
Discover Bank, 3.45%, 7/27/2026	16,852,000	16,863,291
Discover Financial Services, 3.95%, 11/06/2024	300,000	304,331
Discover Financial Services, 3.75%, 3/04/2025	3,622,000	3,650,183
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	3,146,000	3,974,405
Intesa Sanpaolo S.p.A., 5.71%, 1/15/2026 (n)	3,304,000	3,146,386
Macquarie Group Ltd., 3%, 12/03/2018 (n)	2,352,000	2,402,566
SunTrust Banks, Inc., 3.3%, 5/15/2026	12,305,000	12,400,339
U.S. Bancorp, 3%, 3/15/2022	2,601,000	2,728,574

		$143,373,008
Personal Computers & Peripherals - 0.6%
Equifax, Inc., 2.3%, 6/01/2021	$6,156,000	$6,180,359
Equifax, Inc., 3.3%, 12/15/2022	14,996,000	15,608,047

		$21,788,406
Pharmaceuticals - 4.8%
Actavis Funding SCS, 3.45%, 3/15/2022	$6,859,000	$7,121,021
Actavis Funding SCS, 4.75%, 3/15/2045	9,431,000	9,892,478
Actavis, Inc., 1.875%, 10/01/2017	3,180,000	3,192,526
Actavis, Inc., 3.25%, 10/01/2022	4,118,000	4,241,017
Actavis, Inc., 4.625%, 10/01/2042	4,240,000	4,367,565
Biogen, Inc., 3.625%, 9/15/2022	12,455,000	13,274,028
Celgene Corp., 2.875%, 8/15/2020	18,498,000	19,085,238
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)	24,838,000	26,089,959
Gilead Sciences, Inc., 3.65%, 3/01/2026	15,567,000	16,317,983
Gilead Sciences, Inc., 4.5%, 2/01/2045	4,419,000	4,601,005
Mylan, Inc., 2.55%, 3/28/2019	3,618,000	3,664,766
Shire Acquisitions Investments Ireland Designated Activity, 2.4%, 9/23/2021	30,475,000	30,238,636
Teva Pharmaceutical Industries Ltd., 2.8%, 7/21/2023	11,183,000	11,004,531
Teva Pharmaceutical Industries Ltd., 3.15%, 10/01/2026	8,800,000	8,558,317
Teva Pharmaceutical Industries Ltd., 4.1%, 10/01/2046	9,080,000	8,429,091

		$170,078,161
Pollution Control - 0.2%
Republic Services, Inc., 5.25%, 11/15/2021	$6,200,000	$7,086,030

Railroad & Shipping - 0.7%
Canadian Pacific Railway Co., 7.25%, 5/15/2019	$11,151,000	$12,649,728
Canadian Pacific Railway Co., 4.5%, 1/15/2022	6,058,000	6,615,445
CSX Corp., 7.375%, 2/01/2019	5,360,000	6,035,923

		$25,301,096

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Healthcare - 0.2%
HCP, Inc., REIT, 3.875%, 8/15/2024	$6,222,000	$6,386,703

Real Estate - Office - 0.4%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$6,162,000	$6,394,351
Boston Properties LP, REIT, 3.85%, 2/01/2023	3,562,000	3,770,210
Vornado Realty LP, REIT, 2.5%, 6/30/2019	3,697,000	3,743,279

		$13,907,840
Real Estate - Other - 0.2%
Host Hotels & Resorts, Inc., REIT, 4.75%, 3/01/2023	$2,843,000	$3,022,530
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/2025	3,783,000	3,831,506

		$6,854,036
Real Estate - Retail - 0.9%
DDR Corp., REIT, 3.625%, 2/01/2025	$6,848,000	$6,869,804
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	9,465,000	9,486,296
Simon Property Group, Inc., REIT, 10.35%, 4/01/2019	5,828,000	6,922,452
Simon Property Group, Inc., REIT, 4.375%, 3/01/2021	7,340,000	8,036,082

		$31,314,634
Restaurants - 0.4%
McDonald’s Corp., 4.875%, 12/09/2045	$11,641,000	$13,032,402

Retailers - 2.6%
Bed Bath & Beyond, Inc., 5.165%, 8/01/2044	$9,077,000	$8,655,773
Best Buy Co., Inc., 5%, 8/01/2018	8,415,000	8,869,410
Best Buy Co., Inc., 5.5%, 3/15/2021	13,129,000	14,507,545
Dollar General Corp., 4.15%, 11/01/2025	5,508,000	5,898,324
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	15,265,000	15,532,138
Home Depot, Inc., 3%, 4/01/2026	7,218,000	7,489,852
Home Depot, Inc., 4.875%, 2/15/2044	10,313,000	12,204,095
L Brands, Inc., 6.875%, 11/01/2035	3,949,000	4,185,940
Limited Brands, Inc., 7%, 5/01/2020	11,059,000	12,607,260
Limited Brands, Inc., 5.625%, 2/15/2022	3,218,000	3,523,710

		$93,474,047
Specialty Chemicals - 0.1%
Ecolab, Inc., 2.25%, 1/12/2020	$600,000	$609,377
Ecolab, Inc., 4.35%, 12/08/2021	4,000,000	4,453,932

		$5,063,309
Telecommunications - Wireless - 2.5%
American Tower Corp., REIT, 4.5%, 1/15/2018	$5,760,000	$5,954,740
American Tower Corp., REIT, 4.7%, 3/15/2022	7,973,000	8,795,200

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
American Tower Corp., REIT, 3.5%, 1/31/2023	$3,999,000	$4,133,090
American Tower Corp., REIT, 4%, 6/01/2025	12,172,000	12,790,277
Crown Castle International Corp., 5.25%, 1/15/2023	4,570,000	5,106,564
Crown Castle International Corp., 4.45%, 2/15/2026	15,364,000	16,643,591
Crown Castle Towers LLC, 4.883%, 8/15/2040 (n)	1,400,000	1,521,589
SBA Tower Trust, 2.898%, 10/15/2044 (n)	9,621,000	9,785,695
T-Mobile USA, Inc., 6%, 4/15/2024	21,678,000	23,059,973

		$87,790,719
Tobacco - 2.0%
Altria Group, Inc., 4%, 1/31/2024	$3,204,000	$3,516,377
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)	17,708,000	19,085,328
Philip Morris International, Inc., 4.875%, 11/15/2043	7,949,000	9,009,937
Reynolds American, Inc., 2.3%, 8/21/2017	9,055,000	9,127,450
Reynolds American, Inc., 8.125%, 6/23/2019	6,504,000	7,563,144
Reynolds American, Inc., 6.875%, 5/01/2020	5,000,000	5,811,530
Reynolds American, Inc., 3.25%, 6/12/2020	1,586,000	1,656,122
Reynolds American, Inc., 4%, 6/12/2022	5,408,000	5,816,834
Reynolds American, Inc., 4.45%, 6/12/2025	4,045,000	4,440,172
Reynolds American, Inc., 5.7%, 8/15/2035	4,634,000	5,602,918

		$71,629,812
Transportation - Services - 0.4%
ERAC USA Finance LLC, 6.375%, 10/15/2017 (n)	$1,400,000	$1,463,532
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,391,000	2,538,859
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	3,679,000	4,884,722
ERAC USA Finance LLC, 5.625%, 3/15/2042 (n)	2,420,000	2,845,884
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	1,850,000	1,894,661

		$13,627,658
Utilities - Electric Power - 4.0%
Alabama Power Co., 4.15%, 8/15/2044	$4,231,000	$4,524,521
American Electric Power Co., Inc., 1.65%, 12/15/2017	8,244,000	8,265,467
Berkshire Hathaway Energy, 4.5%, 2/01/2045	5,432,000	5,982,104
CMS Energy Corp., 6.25%, 2/01/2020	6,891,000	7,805,456
CMS Energy Corp., 5.05%, 3/15/2022	5,159,000	5,834,865
Dominion Resources, Inc., 2.5%, 12/01/2019	3,550,000	3,638,391
DTE Electric Co., 3.7%, 3/15/2045	2,077,000	2,129,330
Duke Energy Corp., 3.75%, 9/01/2046	13,123,000	12,418,833
EDP Finance B.V., 4.9%, 10/01/2019 (n)	3,830,000	4,054,017
EDP Finance B.V., 5.25%, 1/14/2021 (n)	6,828,000	7,342,012
Emera U.S. Finance LP, 2.7%, 6/15/2021 (n)	3,920,000	3,989,447
Emera U.S. Finance LP, 3.55%, 6/15/2026 (n)	4,478,000	4,573,771
PPL Capital Funding, Inc., 4.2%, 6/15/2022	2,500,000	2,724,550

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
PPL Capital Funding, Inc., 3.1%, 5/15/2026	$14,911,000	$14,967,319
PPL Capital Funding, Inc., 5%, 3/15/2044	5,193,000	5,778,230
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	5,693,000	6,280,506
PSEG Power LLC, 3%, 6/15/2021	15,200,000	15,550,466
Southern Co., 2.95%, 7/01/2023	8,880,000	9,128,933
Southern Co., 4.4%, 7/01/2046	13,396,000	14,147,810
Waterford 3 Funding Corp., 8.09%, 1/02/2017	2,119,476	2,119,469

		$141,255,497
Total Bonds (Identified Cost, $3,123,363,527)		$3,244,327,377

Floating Rate Loans (g)(r) - 1.8%
Aerospace - 0.4%
TransDigm, Inc., Term Loan C, 3.82%, 2/28/2020	$14,922,481	$14,889,323

Automotive - 0.2%
Allison Transmission, Inc., Term Loan B, 3.25%, 9/23/2022 (o)	$7,641,343	$7,694,832

Containers - 0.4%
Berry Plastics Group, Inc., Term Loan G, 3.5%, 1/06/2021	$13,473,810	$13,486,907

Gaming & Lodging - 0.4%
Hilton Worldwide Finance LLC, Term Loan B1, 3.5%, 10/25/2020	$13,473,810	$13,514,717

Medical & Health Technology & Services - 0.4%
DaVita Healthcare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	$13,405,241	$13,405,241
Total Floating Rate Loans (Identified Cost, $64,021,664)		$62,991,020

Money Market Funds - 6.2%
MFS Institutional Money Market Portfolio, 0.44% (v) (Identified Cost, $218,414,609)	218,414,609	$218,414,609
Total Investments (Identified Cost, $3,405,799,800)		$3,525,733,006

Other Assets, Less Liabilities - 0.4%		15,836,274
Net Assets - 100.0%		$3,541,569,280

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $514,093,588 representing 14.5% of net assets.

18

Portfolio of Investments (unaudited) – continued

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.124%, 12/28/2040	3/01/06	$1,372,678	$1,016,317
BlackRock Capital Finance LP, 7.75%, 9/25/2026	10/10/96-1/03/97	97,963	9,766
Falcon Franchise Loan LLC, FRN, 441.768%, 1/05/2025	1/29/03	2,598	6,628
Total Restricted Securities			$1,032,711
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $3,187,385,191)	$3,307,318,397
Underlying affiliated funds, at value (identified cost, $218,414,609)	218,414,609
Total investments, at value (identified cost, $3,405,799,800)	$3,525,733,006
Cash	41,897
Receivables for
Investments sold	8,522,927
Fund shares sold	25,505,776
Interest	33,391,924
Other assets	4
Total assets	$3,593,195,534
Liabilities
Payables for
Distributions	$664,333
Investments purchased	36,948,000
Fund shares reacquired	12,418,016
Payable to affiliates
Investment adviser	150,912
Shareholder servicing costs	1,086,676
Distribution and service fees	91,569
Payable for independent Trustees’ compensation	32,684
Accrued expenses and other liabilities	234,064
Total liabilities	$51,626,254
Net assets	$3,541,569,280
Net assets consist of
Paid-in capital	$3,450,271,152
Unrealized appreciation (depreciation) on investments	119,933,206
Accumulated distributions in excess of net realized gain on investments	(25,584,437)
Accumulated distributions in excess of net investment income	(3,050,641)
Net assets	$3,541,569,280
Shares of beneficial interest outstanding	251,137,016

20

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,775,125,851	125,818,754	$14.11
Class B	69,782,182	4,956,789	14.08
Class C	272,456,376	19,374,133	14.06
Class I	1,080,522,387	76,626,951	14.10
Class R1	6,915,081	491,360	14.07
Class R2	57,972,575	4,108,776	14.11
Class R3	65,946,817	4,674,304	14.11
Class R4	169,520,715	12,012,857	14.11
Class R6 (formerly Class R5)	43,327,296	3,073,092	14.10

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.74 [100 / 95.75 x $14.11]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

21

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$64,582,476
Dividends from underlying affiliated funds	294,779
Total investment income	$64,877,255
Expenses
Management fee	$6,447,496
Distribution and service fees	4,246,736
Shareholder servicing costs	1,906,013
Administrative services fee	263,723
Independent Trustees’ compensation	29,409
Custodian fee	110,088
Shareholder communications	249,919
Audit and tax fees	35,903
Legal fees	13,885
Miscellaneous	169,051
Total expenses	$13,472,223
Fees paid indirectly	(533)
Reduction of expenses by investment adviser and distributor	(137,815)
Net expenses	$13,333,875
Net investment income	$51,543,380
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$11,469,468
Underlying affiliated funds	3,662
Net realized gain (loss) on investments	$11,473,130
Change in unrealized appreciation (depreciation) on investments	$14,829,747
Net realized and unrealized gain (loss) on investments	$26,302,877
Change in net assets from operations	$77,846,257

See Notes to Financial Statements

22

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/16 (unaudited)	Year ended 4/30/16
From operations
Net investment income	$51,543,380	$89,528,056
Net realized gain (loss) on investments	11,473,130	(13,662,048)
Net unrealized gain (loss) on investments	14,829,747	6,691,409
Change in net assets from operations	$77,846,257	$82,557,417
Distributions declared to shareholders
From net investment income	$(52,457,225)	$(93,714,442)
From net realized gain on investments	—	(7,212,382)
Total distributions declared to shareholders	$(52,457,225)	$(100,926,824)
Change in net assets from fund share transactions	$424,576,339	$304,232,659
Total change in net assets	$449,965,371	$285,863,252
Net assets
At beginning of period	3,091,603,909	2,805,740,657
At end of period (including accumulated distributions in excess of net investment income of $3,050,641 and $2,136,796, respectively)	$3,541,569,280	$3,091,603,909

See Notes to Financial Statements

23

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$13.99		$14.11	$14.02	$14.38	$13.86	$13.64
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.44	$0.46	$0.44	$0.46	$0.59
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		(0.06)	0.13	(0.28)	0.61	0.32
Total from investment operations	$0.34		$0.38	$0.59	$0.16	$1.07	$0.91
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.46)	$(0.50)	$(0.48)	$(0.55)	$(0.69)
From net realized gain on investments	—		(0.04)	—	(0.04)	—	—
Total distributions declared to shareholders	$(0.22)		$(0.50)	$(0.50)	$(0.52)	$(0.55)	$(0.69)
Net asset value, end of period (x)	$14.11		$13.99	$14.11	$14.02	$14.38	$13.86
Total return (%) (r)(s)(t)(x)	2.45	(n)	2.83	4.27	1.18	7.82	6.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.83	0.83	0.82	0.83	0.84
Expenses after expense reductions (f)	0.79	(a)	0.82	0.82	0.81	0.83	0.84
Net investment income	3.07	(a)	3.24	3.26	3.19	3.24	4.38
Portfolio turnover	15	(n)	30	29	31	47	47
Net assets at end of period (000 omitted)	$1,775,126		$1,709,595	$1,572,022	$1,489,744	$1,766,159	$1,350,525

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$13.96		$14.08	$13.99	$14.35	$13.82	$13.60
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34	$0.35	$0.34	$0.35	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		(0.06)	0.13	(0.29)	0.62	0.32
Total from investment operations	$0.29		$0.28	$0.48	$0.05	$0.97	$0.81
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.39)	$(0.37)	$(0.44)	$(0.59)
From net realized gain on investments	—		(0.04)	—	(0.04)	—	—
Total distributions declared to shareholders	$(0.17)		$(0.40)	$(0.39)	$(0.41)	$(0.44)	$(0.59)
Net asset value, end of period (x)	$14.08		$13.96	$14.08	$13.99	$14.35	$13.82
Total return (%) (r)(s)(t)(x)	2.08	(n)	2.06	3.49	0.42	7.11	6.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.58	1.58	1.57	1.58	1.60
Expenses after expense reductions (f)	1.54	(a)	1.57	1.57	1.57	1.58	1.60
Net investment income	2.34	(a)	2.50	2.52	2.44	2.51	3.64
Portfolio turnover	15	(n)	30	29	31	47	47
Net assets at end of period (000 omitted)	$69,782		$72,298	$80,296	$87,094	$112,822	$89,789

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$13.94		$14.06	$13.97	$14.33	$13.81	$13.58
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34	$0.35	$0.34	$0.35	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		(0.06)	0.13	(0.29)	0.61	0.33
Total from investment operations	$0.29		$0.28	$0.48	$0.05	$0.96	$0.82
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.39)	$(0.37)	$(0.44)	$(0.59)
From net realized gain on investments	—		(0.04)	—	(0.04)	—	—
Total distributions declared to shareholders	$(0.17)		$(0.40)	$(0.39)	$(0.41)	$(0.44)	$(0.59)
Net asset value, end of period (x)	$14.06		$13.94	$14.06	$13.97	$14.33	$13.81
Total return (%) (r)(s)(t)(x)	2.08	(n)	2.06	3.50	0.42	7.04	6.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.58	1.58	1.57	1.58	1.60
Expenses after expense reductions (f)	1.54	(a)	1.57	1.57	1.57	1.58	1.60
Net investment income	2.33	(a)	2.50	2.52	2.45	2.49	3.62
Portfolio turnover	15	(n)	30	29	31	47	47
Net assets at end of period (000 omitted)	$272,456		$264,424	$271,920	$276,008	$412,671	$280,260

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$13.98		$14.11	$14.01	$14.38	$13.86	$13.64
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.47	$0.49	$0.47	$0.49	$0.62
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		(0.06)	0.14	(0.29)	0.61	0.33
Total from investment operations	$0.36		$0.41	$0.63	$0.18	$1.10	$0.95
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.50)	$(0.53)	$(0.51)	$(0.58)	$(0.73)
From net realized gain on investments	—		(0.04)	—	(0.04)	—	—
Total distributions declared to shareholders	$(0.24)		$(0.54)	$(0.53)	$(0.55)	$(0.58)	$(0.73)
Net asset value, end of period (x)	$14.10		$13.98	$14.11	$14.01	$14.38	$13.86
Total return (%) (r)(s)(x)	2.58	(n)	3.01	4.60	1.36	8.09	7.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.57	0.58	0.57	0.58	0.60
Expenses after expense reductions (f)	0.54	(a)	0.57	0.57	0.57	0.58	0.60
Net investment income	3.29	(a)	3.48	3.50	3.43	3.44	4.58
Portfolio turnover	15	(n)	30	29	31	47	47
Net assets at end of period (000 omitted)	$1,080,522		$720,809	$553,364	$446,377	$666,992	$361,290

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class R1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$13.95		$14.07	$13.98	$14.34	$13.82	$13.59
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34	$0.36	$0.34	$0.36	$0.50
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		(0.06)	0.12	(0.29)	0.60	0.32
Total from investment operations	$0.29		$0.28	$0.48	$0.05	$0.96	$0.82
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.39)	$(0.37)	$(0.44)	$(0.59)
From net realized gain on investments	—		(0.04)	—	(0.04)	—	—
Total distributions declared to shareholders	$(0.17)		$(0.40)	$(0.39)	$(0.41)	$(0.44)	$(0.59)
Net asset value, end of period (x)	$14.07		$13.95	$14.07	$13.98	$14.34	$13.82
Total return (%) (r)(s)(x)	2.08	(n)	2.06	3.49	0.42	7.04	6.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.58	1.58	1.57	1.58	1.60
Expenses after expense reductions (f)	1.54	(a)	1.57	1.57	1.57	1.58	1.60
Net investment income	2.33	(a)	2.50	2.53	2.44	2.58	3.67
Portfolio turnover	15	(n)	30	29	31	47	47
Net assets at end of period (000 omitted)	$6,915		$7,145	$7,978	$21,548	$8,672	$10,894

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$13.99		$14.11	$14.02	$14.38	$13.86	$13.63
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.41	$0.42	$0.41	$0.43	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.13		(0.06)	0.13	(0.29)	0.60	0.33
Total from investment operations	$0.33		$0.35	$0.55	$0.12	$1.03	$0.89
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.43)	$(0.46)	$(0.44)	$(0.51)	$(0.66)
From net realized gain on investments	—		(0.04)	—	(0.04)	—	—
Total distributions declared to shareholders	$(0.21)		$(0.47)	$(0.46)	$(0.48)	$(0.51)	$(0.66)
Net asset value, end of period (x)	$14.11		$13.99	$14.11	$14.02	$14.38	$13.86
Total return (%) (r)(s)(x)	2.33	(n)	2.58	4.01	0.93	7.56	6.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.08	1.08	1.07	1.08	1.10
Expenses after expense reductions (f)	1.04	(a)	1.07	1.07	1.07	1.08	1.10
Net investment income	2.83	(a)	3.00	3.01	2.94	3.03	4.15
Portfolio turnover	15	(n)	30	29	31	47	47
Net assets at end of period (000 omitted)	$57,973		$58,938	$74,307	$77,290	$73,594	$112,858

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$13.99		$14.11	$14.02	$14.38	$13.86	$13.63
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.44	$0.46	$0.44	$0.46	$0.60
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		(0.06)	0.13	(0.28)	0.61	0.32
Total from investment operations	$0.34		$0.38	$0.59	$0.16	$1.07	$0.92
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.46)	$(0.50)	$(0.48)	$(0.55)	$(0.69)
From net realized gain on investments	—		(0.04)	—	(0.04)	—	—
Total distributions declared to shareholders	$(0.22)		$(0.50)	$(0.50)	$(0.52)	$(0.55)	$(0.69)
Net asset value, end of period (x)	$14.11		$13.99	$14.11	$14.02	$14.38	$13.86
Total return (%) (r)(s)(x)	2.45	(n)	2.83	4.27	1.18	7.82	6.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.83	0.83	0.82	0.83	0.85
Expenses after expense reductions (f)	0.79	(a)	0.82	0.82	0.82	0.83	0.84
Net investment income	3.08	(a)	3.24	3.26	3.19	3.26	4.40
Portfolio turnover	15	(n)	30	29	31	47	47
Net assets at end of period (000 omitted)	$65,947		$65,655	$69,696	$63,349	$68,674	$63,099
See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$13.99		$14.11	$14.02	$14.38	$13.87	$13.64
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.48	$0.49	$0.48	$0.49	$0.63
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		(0.06)	0.14	(0.29)	0.60	0.33
Total from investment operations	$0.36		$0.42	$0.63	$0.19	$1.09	$0.96
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.50)	$(0.54)	$(0.51)	$(0.58)	$(0.73)
From net realized gain on investments	—		(0.04)	—	(0.04)	—	—
Total distributions declared to shareholders	$(0.24)		$(0.54)	$(0.54)	$(0.55)	$(0.58)	$(0.73)
Net asset value, end of period (x)	$14.11		$13.99	$14.11	$14.02	$14.38	$13.87
Total return (%) (r)(s)(x)	2.58	(n)	3.09	4.53	1.43	8.01	7.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.58	0.58	0.57	0.58	0.59
Expenses after expense reductions (f)	0.54	(a)	0.57	0.57	0.57	0.58	0.59
Net investment income	3.32	(a)	3.49	3.51	3.44	3.46	4.65
Portfolio turnover	15	(n)	30	29	31	47	47
Net assets at end of period (000 omitted)	$169,521		$148,266	$150,116	$139,924	$144,755	$82,516

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class R6 (formerly Class R5)			2016	2015	2014	2013 (i)

Net asset value, beginning of period	$13.98		$14.10	$14.01	$14.38	$13.82
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.49	$0.51	$0.49	$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	0.13		(0.06)	0.13	(0.29)	0.64
Total from investment operations	$0.37		$0.43	$0.64	$0.20	$1.10
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.51)	$(0.55)	$(0.53)	$(0.54)
From net realized gain on investments	—		(0.04)	—	(0.04)	—
Total distributions declared to shareholders	$(0.25)		$(0.55)	$(0.55)	$(0.57)	$(0.54)
Net asset value, end of period (x)	$14.10		$13.98	$14.10	$14.01	$14.38
Total return (%) (r)(s)(x)	2.63	(n)	3.20	4.64	1.47	8.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45	(a)	0.46	0.47	0.46	0.49	(a)
Expenses after expense reductions (f)	0.45	(a)	0.45	0.46	0.46	0.49	(a)
Net investment income	3.42	(a)	3.57	3.61	3.57	3.52	(a)
Portfolio turnover	15	(n)	30	29	31	47
Net assets at end of period (000 omitted)	$43,327		$44,475	$26,041	$18,414	$110

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

32

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Corporate Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the

33

Notes to Financial Statements (unaudited) – continued

fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the

34

Notes to Financial Statements (unaudited) – continued

significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$9,495,090	$—	$9,495,090
U.S. Corporate Bonds	—	2,862,661,687	—	2,862,661,687
Residential Mortgage-Backed Securities	—	9,766	—	9,766
Commercial Mortgage-Backed Securities	—	5,924,375	—	5,924,375
Asset-Backed Securities (including CDOs)	—	1,016,317	—	1,016,317
Foreign Bonds	—	365,220,142	—	365,220,142
Floating Rate Loans	—	62,991,020	—	62,991,020
Mutual Funds	218,414,609	—	—	218,414,609
Total Investments	$218,414,609	$3,307,318,397	$—	$3,525,733,006

For further information regarding security characteristics, see the Portfolio of Investments.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

35

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/16
Ordinary income (including any short-term capital gains)	$94,800,699
Long-term capital gains	6,126,125
Total distributions	$100,926,824

36

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/16
Cost of investments	$3,422,264,795
Gross appreciation	119,887,276
Gross depreciation	(16,419,065)
Net unrealized appreciation (depreciation)	$103,468,211

As of 4/30/16
Undistributed ordinary income	6,014,127
Capital loss carryforwards	(17,959,708)
Other temporary differences	(8,150,923)
Net unrealized appreciation (depreciation)	86,005,600

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of April 30, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(2,038,259)
Long-Term	(15,921,449)
Total	$(17,959,708)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

37

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 10/31/16	Year ended 4/30/16	Six months ended 10/31/16	Year ended 4/30/16
Class A	$28,053,657	$53,248,065	$—	$4,111,408
Class B	868,526	1,949,424	—	190,472
Class C	3,277,030	6,856,022	—	667,886
Class I	14,787,716	20,655,986	—	1,424,795
Class R1	85,259	192,706	—	18,317
Class R2	859,286	2,011,020	—	154,115
Class R3	1,045,996	2,205,585	—	166,473
Class R4	2,667,063	5,262,353	—	373,145
Class R6 (formerly Class R5)	812,692	1,333,281	—	105,771
Total	$52,457,225	$93,714,442	$—	$7,212,382

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1.1 billion of average daily net assets	0.39%
Average daily net assets in excess of $1.1 billion	0.38%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2016, this management fee reduction amounted to $114,095, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2016 was equivalent to an annual effective rate of 0.38% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $202,736 for the six months ended October 31, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

38

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,240,374
Class B	0.75%	0.25%	1.00%	1.00%	363,928
Class C	0.75%	0.25%	1.00%	1.00%	1,374,286
Class R1	0.75%	0.25%	1.00%	1.00%	35,739
Class R2	0.25%	0.25%	0.50%	0.50%	148,922
Class R3	—	0.25%	0.25%	0.25%	83,487
Total Distribution and Service Fees					$4,246,736

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2016, this rebate amounted to $23,397, $77, $171, and $75 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2016, were as follows:

Amount
Class A	$42,354
Class B	69,657
Class C	14,183

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2016, the fee was $204,516, which equated to 0.0122% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,701,497.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

39

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2016 was equivalent to an annual effective rate of 0.0157% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,454 and the Retirement Deferral plan resulted in an expense of $1,142. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended October 31, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $32,672 at October 31, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended October 31, 2016, the fee paid by the fund under this agreement was $3,160 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure

40

Notes to Financial Statements (unaudited) – continued

that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended October 31, 2016, the fund engaged in purchase transactions pursuant to this policy, which amounted to $1,734,300.

(4) Portfolio Securities

For the six months ended October 31, 2016, purchases and sales of investments, other short-term obligations, aggregated $860,887,131 and $466,568,736, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/16		Year ended 4/30/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	20,214,779	$286,180,111	29,647,513	$405,299,507
Class B	286,650	4,048,606	416,462	5,675,368
Class C	2,302,486	32,487,517	4,318,530	58,787,762
Class I	35,196,905	499,378,305	26,617,706	363,905,319
Class R1	49,414	696,979	93,374	1,272,458
Class R2	474,799	6,701,472	880,893	12,042,688
Class R3	517,704	7,323,523	821,723	11,225,006
Class R4	2,347,133	33,410,918	2,694,386	36,820,120
Class R6 (formerly Class R5)	384,794	5,425,000	1,642,193	22,400,394
	61,774,664	$875,652,431	67,132,780	$917,428,622

Shares issued to shareholders in reinvestment of distributions
Class A	1,894,739	$26,867,307	4,001,477	$54,708,350
Class B	58,503	827,684	148,311	2,022,930
Class C	197,609	2,792,726	454,830	6,197,810
Class I	929,374	13,174,276	1,357,019	18,553,839
Class R1	6,027	85,241	15,470	210,960
Class R2	57,584	816,380	149,012	2,037,988
Class R3	73,526	1,042,457	173,216	2,368,502
Class R4	182,797	2,592,354	411,857	5,633,780
Class R6 (formerly Class R5)	41,535	588,647	82,160	1,122,587
	3,441,694	$48,787,072	6,793,352	$92,856,746

41

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/16		Year ended 4/30/16
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(18,527,559)	$(262,996,982)	(22,815,835)	$(311,662,431)
Class B	(568,875)	(8,052,501)	(1,087,305)	(14,839,131)
Class C	(2,093,920)	(29,581,728)	(5,139,781)	(70,009,793)
Class I	(11,061,879)	(157,071,939)	(15,642,884)	(213,585,077)
Class R1	(76,219)	(1,075,690)	(163,583)	(2,229,254)
Class R2	(637,483)	(9,033,047)	(2,082,145)	(28,504,971)
Class R3	(611,368)	(8,663,858)	(1,239,748)	(16,968,306)
Class R4	(1,115,599)	(15,795,535)	(3,143,596)	(42,950,488)
Class R6 (formerly Class R5)	(535,563)	(7,591,884)	(388,533)	(5,303,258)
	(35,228,465)	$(499,863,164)	(51,703,410)	$(706,052,709)

Net change
Class A	3,581,959	$50,050,436	10,833,155	$148,345,426
Class B	(223,722)	(3,176,211)	(522,532)	(7,140,833)
Class C	406,175	5,698,515	(366,421)	(5,024,221)
Class I	25,064,400	355,480,642	12,331,841	168,874,081
Class R1	(20,778)	(293,470)	(54,739)	(745,836)
Class R2	(105,100)	(1,515,195)	(1,052,240)	(14,424,295)
Class R3	(20,138)	(297,878)	(244,809)	(3,374,798)
Class R4	1,414,331	20,207,737	(37,353)	(496,588)
Class R6 (formerly Class R5)	(109,234)	(1,578,237)	1,335,820	18,219,723
	29,987,893	$424,576,339	22,222,722	$304,232,659

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2016, the fund’s commitment fee and interest expense were $11,121 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

42

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	185,634,149	662,970,256	(630,189,796)	218,414,609

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$3,662	$—	$294,779	$218,414,609

43

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and

44

Board Review of Investment Advisory Agreement – continued

other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

45

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1.1 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including

46

Board Review of Investment Advisory Agreement – continued

any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

47

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

48

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

49

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

October 31, 2016

MFS® LIMITED MATURITY FUND

MQL-SEM

MFS® LIMITED MATURITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in the U.S. presidential election, most markets proved resilient in the wake of these events. U.S. shares quickly reversed post-Brexit declines and rallied to record highs during August. Global interest rates remain very low, with most central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of low inflation. Low interest rates continue to benefit risky assets such as equities, as investors are forced to accept greater risks in search of satisfactory returns in a low-return environment. U.S. investment-grade and high-yield bonds have benefited from low, and even negative, yields overseas.

Emblematic of the sluggish global growth environment is a pronounced slowdown in the growth of global trade. Despite the slowdown, emerging market equities have held up well, withstanding geopolitical shocks such as an attempted coup in Turkey and the impeachment and removal of the president of Brazil. The U.S. Federal Reserve’s go-slow approach to rate hikes and economic stimulus abroad have helped support markets.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

December 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	64.3%
Asset-Backed Securities	12.2%
U.S. Treasury Securities	6.5%
Non-U.S. Government Bonds	6.1%
Emerging Markets Bonds	3.6%
Mortgage-Backed Securities	2.3%
High Yield Corporates	1.1%
Residential Mortgage-Backed Securities	1.1%
U.S. Government Agencies	1.0%
Collateralized Debt Obligations	0.9%
Commercial Mortgage-Backed Securities	0.5%

Composition including fixed income credit quality (a)(i)
AAA	17.6%
AA	13.6%
A	26.1%
BBB	30.8%
BB	1.0%
B	0.3%
CCC (o)	0.0%
CC	0.1%
C	0.2%
D (o)	0.0%
U.S. Government	3.9%
Federal Agencies	3.3%
Not Rated	2.7%
Cash & Cash Equivalents	3.1%
Other	(2.7)%

Portfolio facts (i)
Average Duration (d)	1.6
Average Effective Maturity (m)	2.1 yrs.

Issuer country weightings (i)(x)
United States	63.6%
Canada	4.7%
United Kingdom	4.2%
France	4.1%
Sweden	3.8%
Netherlands	3.2%
Japan	2.8%
Germany	2.4%
Australia	2.3%
Other Countries	8.9%

2

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of 10/31/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2016 through October 31, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2016 through October 31, 2016.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Expenses Paid During Period (p) 5/01/16-10/31/16
A	Actual	0.73%	$1,000.00	$1,006.01	$3.69
	Hypothetical (h)	0.73%	$1,000.00	$1,021.53	$3.72
B	Actual	1.49%	$1,000.00	$1,003.91	$7.53
	Hypothetical (h)	1.49%	$1,000.00	$1,017.69	$7.58
C	Actual	1.59%	$1,000.00	$1,003.42	$8.03
	Hypothetical (h)	1.59%	$1,000.00	$1,017.19	$8.08
I	Actual	0.59%	$1,000.00	$1,008.45	$2.99
	Hypothetical (h)	0.59%	$1,000.00	$1,022.23	$3.01
R1	Actual	1.59%	$1,000.00	$1,003.42	$8.03
	Hypothetical (h)	1.59%	$1,000.00	$1,017.19	$8.08
R2	Actual	0.98%	$1,000.00	$1,004.75	$4.95
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
R3	Actual	0.84%	$1,000.00	$1,007.18	$4.25
	Hypothetical (h)	0.84%	$1,000.00	$1,020.97	$4.28
R4	Actual	0.59%	$1,000.00	$1,006.76	$2.98
	Hypothetical (h)	0.59%	$1,000.00	$1,022.23	$3.01
R6 (formerly Class R5)	Actual	0.51%	$1,000.00	$1,007.14	$2.58
	Hypothetical (h)	0.51%	$1,000.00	$1,022.63	$2.60
529A	Actual	0.78%	$1,000.00	$1,005.76	$3.94
	Hypothetical (h)	0.78%	$1,000.00	$1,021.27	$3.97
529B	Actual	1.54%	$1,000.00	$1,001.91	$7.77
	Hypothetical (h)	1.54%	$1,000.00	$1,017.44	$7.83
529C	Actual	1.62%	$1,000.00	$1,001.49	$8.17
	Hypothetical (h)	1.62%	$1,000.00	$1,017.04	$8.24

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529C shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

10/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.5%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 14.7%
Adirondack Park CLO Ltd., FRN, 2.03%, 4/15/2024 (z)	$1,100,000	$1,095,221
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/2019	1,607,864	1,607,307
AmeriCredit Automobile Receivables Trust, 2016-3, “A2A”, 1.37%, 11/08/2019	3,690,000	3,692,796
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/2022 (n)	318,701	318,295
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	4,279,000	4,283,255
Atrium CDO Corp., FRN, 2%, 7/16/2025 (z)	2,455,000	2,442,368
Bayview Commercial Asset Trust, FRN, 0.844%, 8/25/2035 (z)	567,024	496,469
Bayview Commercial Asset Trust, FRN, 0.804%, 4/25/2036 (z)	511,450	459,988
Bayview Commercial Asset Trust, FRN, 0%, 7/25/2036 (i)(z)	2,482,346	0
Bayview Financial Acquisition Trust, FRN, 5.638%, 11/28/2036	1,008,428	1,002,515
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.12%, 12/28/2040 (z)	657,291	486,652
Capital Auto Receivables Asset Trust, 2016-3, “A2A”, 1.36%, 4/22/2019	2,010,000	2,010,665
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	9,510,000	9,496,689
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.67%, 3/15/2028 (n)	3,674,000	3,703,544
Chesapeake Funding LLC, “A”, FRN, 0.983%, 1/07/2025 (n)	1,244,554	1,244,393
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 1.032%, 2/07/2027 (n)	3,951,678	3,946,198
Chrysler Capital Auto Receivables Trust 2016-A, 1.47%, 4/15/2019 (n)	3,440,000	3,445,640
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020 (z)	2,920,000	2,919,702
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	483,650	485,270
Colony Starwood Homes, 2016-2A, “A”, FRN 1.785%, 12/17/2033 (z)	5,900,000	5,905,754
Commercial Mortgage Asset Trust, FRN, 0.415%, 1/17/2032 (i)(z)	2,364,912	2,547
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	5,056,000	5,095,532
Credit Acceptance Auto Loan Trust, 2016-2A, “A”, 2.42%, 11/15/2023 (n)	3,480,000	3,493,137
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (z)	5,913,000	5,912,105
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.936%, 9/15/2039	1,735,450	1,769,430

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.981%, 12/25/2035	$432,499	$427,919
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.868%, 1/25/2037 (q)	2,298,239	1,147,013
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.941%, 3/25/2037 (q)	3,286,698	1,830,465
Cutwater Ltd., 2014-1A, “A”, FRN, 2.4%, 7/15/2026 (z)	4,150,000	4,145,899
CWCapital Cobalt Ltd., “A4”, FRN, 5.758%, 5/15/2046	2,286,826	2,326,949
DT Auto Owner Trust, 2016-2A, “A”, 1.73%, 8/15/2019 (n)	1,547,868	1,550,186
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	3,240,000	3,245,586
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/2019 (n)	695,366	695,022
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/2019 (n)	644,426	644,486
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	1,194,180	1,192,934
Exeter Automobile Receivables Trust, 2016-1A, “A”, 2.35%, 7/15/2020 (n)	1,268,296	1,274,191
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (z)	7,045,000	7,044,532
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	3,079,952	3,111,916
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	1,498,000	1,524,474
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	8,877,000	9,057,826
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.935%, 1/15/2020	5,870,000	5,878,236
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.906%, 7/20/2019	10,644,000	10,650,383
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/2018	3,912,345	3,910,807
GO Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/2018 (n)	221,164	221,031
GO Financial Auto Securitization Trust, 2015-2, “A”, 3.27%, 11/15/2018 (n)	1,099,025	1,100,801
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 1.079%, 12/10/2027 (n)	1,290,075	1,289,993
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	3,220,000	3,245,279
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/2017 (n)	695,228	695,203
Hyundai Auto Lease Securitization Trust, 2016-C, “A2”, 1.3%, 3/15/2019 (n)	6,160,000	6,156,364

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/2018	$2,018,183	$2,017,393
IMPAC CMB Trust, FRN, 1.274%, 11/25/2034	185,262	178,801
IMPAC CMB Trust, FRN, 1.454%, 11/25/2034	195,013	180,237
IMPAC Secured Assets Corp., FRN, 0.884%, 5/25/2036	555,175	498,705
Interstar Millennium Trust, FRN, 1.256%, 3/14/2036	127,347	120,404
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/2049	1,593,750	1,601,972
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/2017 (n)	1,075,935	1,075,841
LB Commercial Conduit Mortgage Trust, FRN, 1.468%, 10/15/2035 (i)	1,808,728	36,610
Limerock CLO III Ltd, 2014-3A, “A1”, FRN, 2.411%, 10/20/2026 (z)	2,689,002	2,687,139
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.41%, 10/15/2027 (z)	3,678,505	3,668,252
Mercedes-Benz Auto Lease Trust, 2015-B, “A2A”, 1%, 1/16/2018	2,740,447	2,740,554
Mercedes-Benz Master Owner Trust, 2016-AA, “A”, FRN, 1.115%, 5/15/2020 (n)	5,650,000	5,672,547
Merrill Lynch Mortgage Investors, Inc., 4.573%, 2/25/2037 (q)	1,928,766	375,219
Morgan Stanley Capital I, Inc., FRN, 1.435%, 3/15/2031 (i)(z)	209,845	2
Motor PLC, 2015-1A, “A1”, FRN, 1.134%, 6/25/2022 (n)	2,972,021	2,968,511
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.883%, 11/25/2025 (n)	1,010,941	1,011,345
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026 (z)	1,317,301	1,322,653
Navient Student Loan Trust, 2016-AA , “A1”, FRN, 1.635%, 12/15/2025 (n)	1,614,457	1,621,309
Navient Student Loan Trust, 2016-3A, “A1”, FRN, 1.134%, 6/25/2065 (n)	2,609,797	2,614,518
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	6,561,000	6,563,263
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (z)	2,262,868	2,269,489
Option One Mortgage Loan Trust, FRN, 5.611%, 1/25/2037 (q)	826,335	837,416
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (z)	1,860,000	1,857,837
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.534%, 12/25/2036 (q)	1,588,542	1,032,133
Santander Drive Auto Receivable Trust, 2016-2A, “A2”, 1.38%, 7/15/2019	2,049,701	2,052,370
Securitized Term Auto Receivables Trust, 2016-1A, “A2A”, 1.284%, 11/26/2018 (z)	2,930,000	2,930,000
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	2,061,641	2,064,465
Suntrust Auto Receivables Trust, 0.99%, 6/15/2018 (n)	1,209,071	1,208,917

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Sway Residential Trust, 2014-1, “A”, FRN, 1.835%, 1/17/2032 (n)	$3,550,442	$3,553,797
Thornburg Mortgage Securities Trust, FRN, 1.214%, 4/25/2043	506,857	495,171
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 1.785%, 5/17/2032 (n)	3,084,256	3,084,254
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.589%, 11/17/2033 (z)	3,980,000	3,974,622
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	5,740,000	5,746,785
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.876%, 7/22/2019 (n)	11,000,000	10,978,699
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	3,652,000	3,656,288
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/2023 (n)	1,052,062	1,050,841

		$221,431,326
Automotive - 4.2%
American Honda Finance Corp., 1.6%, 7/13/2018	$2,630,000	$2,645,746
American Honda Finance Corp., FRN, 1.307%, 9/20/2017	2,150,000	2,157,170
Daimler Finance North America LLC, 2.4%, 4/10/2017 (n)	2,680,000	2,694,209
Daimler Finance North America LLC, 1.875%, 1/11/2018 (n)	3,810,000	3,828,860
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	3,220,000	3,224,212
Daimler Finance North America LLC, FRN, 1.096%, 8/01/2017 (n)	4,000,000	4,002,692
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	4,860,000	4,859,077
Ford Motor Credit Co. LLC, FRN, 1.361%, 9/08/2017	4,890,000	4,889,751
Ford Motor Credit Co. LLC, FRN, 1.816%, 1/09/2018	2,600,000	2,610,566
Hyundai Capital America, 2%, 3/19/2018 (n)	6,625,000	6,648,274
Hyundai Capital America, 2.4%, 10/30/2018 (n)	2,600,000	2,629,331
Nissan Motor Acceptance Corp., FRN, 1.385%, 3/03/2017 (n)	3,030,000	3,035,181
Toyota Motor Credit Corp., 1.7%, 2/19/2019	4,820,000	4,844,230
Toyota Motor Credit Corp., FRN, 1.27%, 1/17/2019	5,320,000	5,331,736
Volkswagen Group of America Finance LLC, FRN, 1.187%, 5/23/2017 (n)	3,620,000	3,614,165
Volkswagen Group of America Finance LLC, FRN, 1.251%, 11/20/2017 (n)	3,000,000	2,991,393
Volkswagen International Finance N.V., 1.125%, 11/18/2016 (n)	2,580,000	2,580,129

		$62,586,722
Banks & Diversified Financials (Covered Bonds) - 0.3%
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/2017 (n)	$3,800,000	$3,796,181

Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$1,862,000	$1,862,035

Brokerage & Asset Managers - 0.6%
Franklin Resources, Inc., 1.375%, 9/15/2017	$1,222,000	$1,224,924
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	4,908,000	5,068,428

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Brokerage & Asset Managers - continued
NYSE Euronext, 2%, 10/05/2017	$3,266,000	$3,294,473

		$9,587,825
Business Services - 0.8%
Cisco Systems, Inc., FRN, 1.115%, 3/03/2017	$6,150,000	$6,156,937
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	1,580,000	1,615,977
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	4,120,000	4,119,271

		$11,892,185
Chemicals - 1.4%
CF Industries, Inc., 6.875%, 5/01/2018	$6,972,000	$7,368,051
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	4,320,000	4,325,456
Dow Chemical Co., 8.55%, 5/15/2019	2,900,000	3,379,048
LyondellBasell Industries N.V., 5%, 4/15/2019	5,930,000	6,338,340

		$21,410,895
Computer Software - 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$3,590,000	$3,683,336
Intuit, Inc., 5.75%, 3/15/2017	1,220,000	1,240,561
Microsoft Corp., 2%, 11/03/2020	8,646,000	8,769,422

		$13,693,319
Computer Software - Systems - 0.4%
Apple, Inc., 1.7%, 2/22/2019	$2,110,000	$2,128,752
Apple, Inc., FRN, 1.009%, 5/03/2018	3,720,000	3,728,496

		$5,857,248
Conglomerates - 0.5%
ABB Finance (USA), Inc., 1.625%, 5/08/2017	$1,659,000	$1,663,214
Fortive Corp., 1.8%, 6/15/2019 (n)	1,790,000	1,794,631
Roper Industries, Inc., 1.85%, 11/15/2017	3,978,000	3,989,373

		$7,447,218
Consumer Products - 1.3%
Clorox Co., 5.95%, 10/15/2017	$1,305,000	$1,364,939
Mattel, Inc., 1.7%, 3/15/2018	1,041,000	1,043,012
Mattel, Inc., 2.5%, 11/01/2016	2,030,000	2,030,000
Newell Brands, Inc., 2.6%, 3/29/2019	2,782,000	2,838,063
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	2,748,000	2,764,238
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	4,240,000	4,344,995
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	5,585,000	5,624,648

		$20,009,895

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Services - 0.2%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$3,189,000	$3,206,482

Electrical Equipment - 0.5%
Amphenol Corp., 1.55%, 9/15/2017	$2,270,000	$2,273,314
Arrow Electronics, Inc., 3%, 3/01/2018	1,326,000	1,341,814
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	4,611,000	4,608,178

		$8,223,306
Electronics - 0.7%
Intel Corp., 1.35%, 12/15/2017	$6,765,000	$6,790,125
Tyco Electronics Group S.A., 2.375%, 12/17/2018	1,500,000	1,521,195
Xilinx, Inc., 2.125%, 3/15/2019	2,410,000	2,435,715

		$10,747,035
Emerging Market Quasi-Sovereign - 0.9%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$3,762,000	$3,893,670
Korea Gas Corp., 2.25%, 7/25/2017 (n)	2,750,000	2,767,278
Petroleos Mexicanos, 3.125%, 1/23/2019	2,522,000	2,539,654
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	4,456,000	4,461,258

		$13,661,860
Emerging Market Sovereign - 0.3%
State of Qatar, 2.375%, 6/02/2021 (n)	$4,400,000	$4,416,201

Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	$896,000	$933,632

Energy - Integrated - 1.3%
BP Capital Markets PLC, 2.521%, 1/15/2020	$3,049,000	$3,104,223
Chevron Corp., 1.104%, 12/05/2017	3,658,000	3,657,887
Shell International Finance B.V., 1.125%, 8/21/2017	3,430,000	3,432,003
Shell International Finance B.V., 1.375%, 5/10/2019	5,690,000	5,660,793
Shell International Finance B.V., FRN, 1.027%, 11/15/2016	2,740,000	2,740,562
Total Capital International S.A., 1.5%, 2/17/2017	1,670,000	1,672,385

		$20,267,853
Financial Institutions - 0.3%
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	$3,370,000	$3,407,161
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	1,208,000	1,218,435

		$4,625,596
Food & Beverages - 5.1%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$4,921,000	$4,959,256
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	5,173,000	5,290,494

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Anheuser-Busch InBev S.A., 1.375%, 7/15/2017	$6,321,000	$6,339,590
Diageo Capital PLC, 1.5%, 5/11/2017	2,750,000	2,757,257
General Mills, Inc., 1.4%, 10/20/2017	5,400,000	5,416,843
Ingredion, Inc., 1.8%, 9/25/2017	2,092,000	2,098,220
J.M. Smucker Co., 1.75%, 3/15/2018	1,750,000	1,756,853
Kraft Heinz Foods Co., 1.6%, 6/30/2017	4,980,000	4,990,304
Kraft Heinz Foods Co., 6.125%, 8/23/2018	7,435,000	8,032,031
Molson Coors Brewing Co., 2%, 5/01/2017	2,697,000	2,707,915
Mondelez International, Inc., FRN, 1.5%, 10/28/2019 (z)	7,400,000	7,408,843
Pernod-Ricard S.A., 2.95%, 1/15/2017 (n)	10,731,000	10,761,111
SABMiller Holdings, Inc., 2.45%, 1/15/2017 (n)	2,060,000	2,066,007
SABMiller Holdings, Inc., FRN, 1.447%, 8/01/2018 (n)	5,700,000	5,702,103
Tyson Foods, Inc., 2.65%, 8/15/2019	3,257,000	3,329,514
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	3,190,000	3,174,685
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	525,000	532,829

		$77,323,855
Food & Drug Stores - 0.8%
CVS Health Corp., 1.2%, 12/05/2016	$2,800,000	$2,801,232
CVS Health Corp., 1.9%, 7/20/2018	3,920,000	3,950,219
Walgreens Boots Alliance, Inc., 1.75%, 5/30/2018	4,780,000	4,802,906

		$11,554,357
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 3/01/2017	$3,473,000	$3,488,066

Insurance - 1.5%
American International Group, Inc., 2.3%, 7/16/2019	$2,039,000	$2,068,937
American International Group, Inc., 3.3%, 3/01/2021	5,141,000	5,374,443
MetLife Global Funding I, FRN, 1.256%, 4/10/2017 (n)	4,820,000	4,826,097
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	4,840,000	4,865,357
Prudential Financial, Inc., FRN, 1.597%, 8/15/2018	3,690,000	3,683,277
Voya Financial, Inc., 2.9%, 2/15/2018	1,917,000	1,948,583

		$22,766,694
Insurance - Health - 0.7%
Aetna, Inc., 1.5%, 11/15/2017	$674,000	$675,623
Aetna, Inc., 1.9%, 6/07/2019	5,990,000	6,038,010
UnitedHealth Group, Inc., 1.45%, 7/17/2017	3,910,000	3,925,542

		$10,639,175
Insurance - Property & Casualty - 0.2%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$3,180,000	$3,224,018

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
International Market Quasi-Sovereign - 4.0%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)	$4,070,000	$4,084,864
CPPIB Capital, Inc., 1.25%, 9/20/2019 (z)	7,460,000	7,437,493
Dexia Credit Local S.A., 1.875%, 9/15/2021 (z)	7,590,000	7,508,833
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	2,070,000	2,097,508
Electricite de France, 2.15%, 1/22/2019 (n)	3,953,000	3,997,104
KFW Government Development Banks, 0.875%, 4/19/2018	3,949,000	3,940,999
KFW Government Development Banks, 1.125%, 11/16/2018	4,000,000	4,001,196
Kommunalbanken A.S., 1.375%, 10/26/2020 (z)	3,870,000	3,855,151
Kommunalbanken A.S., 0.75%, 11/21/2016 (n)	3,860,000	3,859,931
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/2018 (n)	3,160,000	3,175,440
Statoil A.S.A., 1.8%, 11/23/2016	2,350,000	2,351,112
Statoil A.S.A., FRN, 1.107%, 5/15/2018	1,205,000	1,204,342
Statoil A.S.A., FRN, 1.248%, 11/08/2018	3,010,000	3,019,051
Swedish Export Credit Corp., 1.125%, 8/28/2019	10,280,000	10,222,309

		$60,755,333
International Market Sovereign - 0.9%
Kingdom of Denmark, 0.875%, 3/20/2017 (n)	$6,840,000	$6,841,833
Kingdom of Sweden, 1%, 2/27/2018 (n)	3,500,000	3,499,741
Republic of Finland, 1%, 4/23/2019 (n)	2,510,000	2,501,491

		$12,843,065
Internet - 0.2%
Baidu, Inc., 3.25%, 8/06/2018	$892,000	$911,760
Baidu, Inc., 2.75%, 6/09/2019	2,189,000	2,230,525

		$3,142,285
Local Authorities - 1.2%
Kommuninvest i Sverige AB, 1.125%, 9/17/2019 (z)	$11,000,000	$10,961,705
Kommuninvest i Sverige AB, 0.875%, 12/13/2016 (n)	6,350,000	6,351,480

		$17,313,185
Major Banks - 13.9%
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)	$6,820,000	$6,869,513
Bank of America Corp., 6%, 9/01/2017	8,000,000	8,301,536
Bank of America Corp., 6.875%, 4/25/2018	4,213,000	4,532,177
Bank of America Corp., 1.75%, 6/05/2018	3,330,000	3,347,020
Bank of Montreal, FRN, 1.476%, 4/09/2018	1,990,000	1,993,960
Bank of Montreal, FRN, 1.532%, 7/18/2019	5,650,000	5,660,871
Barclays PLC, 3.25%, 1/12/2021	7,296,000	7,383,917
BNP Paribas, FRN, 1.435%, 12/12/2016	1,280,000	1,281,024
BNP Paribas, FRN, 1.337%, 3/17/2017	3,010,000	3,013,287
Commonwealth Bank of Australia, 1.75%, 11/02/2018	1,390,000	1,394,437
Commonwealth Bank of Australia, FRN, 1.52%, 11/07/2019 (z)	7,370,000	7,376,530
Commonwealth Bank of Australia, FRN, 1.212%, 3/13/2017 (n)	1,510,000	1,511,264

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Commonwealth Bank of Australia, FRN, 1.111%, 9/08/2017 (n)	$6,000,000	$5,998,782
Credit Suisse New York, 1.75%, 1/29/2018	3,950,000	3,952,192
DBS Bank Ltd., 2.35%, 2/28/2017 (n)	4,010,000	4,025,238
DNB Bank A.S.A., 3.2%, 4/03/2017 (n)	4,190,000	4,225,573
Goldman Sachs Group, Inc., 2%, 4/25/2019	1,150,000	1,156,517
Goldman Sachs Group, Inc., FRN, 1.481%, 5/22/2017	1,660,000	1,662,482
Goldman Sachs Group, Inc., FRN, 2.087%, 4/30/2018	2,310,000	2,331,379
Goldman Sachs Group, Inc., FRN, 1.917%, 11/15/2018	8,280,000	8,348,741
Goldman Sachs Group, Inc., FRN, 1.902%, 10/23/2019	5,010,000	5,037,179
HSBC Bank PLC, FRN, 1.457%, 5/15/2018 (n)	5,132,000	5,133,268
Huntington National Bank, FRN, 1.307%, 4/24/2017	7,240,000	7,236,228
ING Bank N.V., 1.8%, 3/16/2018 (n)	1,740,000	1,743,757
ING Bank N.V., 3.75%, 3/07/2017 (n)	2,644,000	2,666,329
ING Bank N.V., 2%, 11/26/2018 (n)	4,970,000	4,993,955
ING Bank N.V., 2.3%, 3/22/2019 (n)	4,000,000	4,045,728
JPMorgan Chase & Co., 2%, 8/15/2017	2,087,000	2,099,935
JPMorgan Chase & Co., 2.2%, 10/22/2019	5,340,000	5,414,007
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	2,790,000	2,863,277
Mizuho Bank Ltd., FRN, 1.307%, 9/25/2017 (n)	2,500,000	2,498,550
Mizuho Bank Ltd., FRN, 2.071%, 10/20/2018 (n)	4,060,000	4,082,639
Morgan Stanley, 2.65%, 1/27/2020	3,780,000	3,846,290
Morgan Stanley, FRN, 2.131%, 2/01/2019	6,200,000	6,293,335
Morgan Stanley, FRN, 1.622%, 7/23/2019	7,840,000	7,852,348
PNC Bank N.A., 1.5%, 10/18/2017	3,500,000	3,510,640
PNC Bank N.A., 2.25%, 7/02/2019	5,130,000	5,216,738
Royal Bank of Canada, FRN, 1.545%, 12/10/2018	8,210,000	8,255,771
Sumitomo Mitsui Banking Corp., FRN, 1.548%, 10/19/2018	6,250,000	6,256,044
Sumitomo Mitsui Banking Corp., FRN, 1.196%, 7/11/2017	6,000,000	5,996,898
Toronto-Dominion Bank, 1.75%, 7/23/2018	2,820,000	2,834,379
Toronto-Dominion Bank, 1.45%, 9/06/2018	7,260,000	7,259,151
Toronto-Dominion Bank, 1.467%, 8/13/2019	3,170,000	3,183,409
Wells Fargo & Co., FRN, 1.101%, 9/08/2017	5,020,000	5,019,122
Wells Fargo Bank N.A., FRN, 1.622%, 1/22/2018	3,900,000	3,919,110
Westpac Banking Corp., 2%, 8/14/2017	1,780,000	1,790,636
Westpac Banking Corp., FRN, 1.141%, 5/19/2017	5,730,000	5,734,882

		$209,150,045
Medical & Health Technology & Services - 1.0%
Becton, Dickinson and Co., 1.75%, 11/08/2016	$2,030,000	$2,030,305
Becton, Dickinson and Co., 1.45%, 5/15/2017	1,900,000	1,904,108
Becton, Dickinson and Co., 1.8%, 12/15/2017	3,810,000	3,826,577
Catholic Health Initiatives, 1.6%, 11/01/2017	2,480,000	2,482,666
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	5,170,000	5,255,667

		$15,499,323

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical Equipment - 0.4%
Medtronic, Inc., 1.5%, 3/15/2018	$3,230,000	$3,243,737
Zimmer Holdings, Inc., 2%, 4/01/2018	3,210,000	3,225,784

		$6,469,521
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/2017	$4,750,000	$4,738,125
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	1,620,000	1,599,750
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	2,980,000	2,983,993

		$9,321,868
Midstream - 1.2%
Dominion Gas Holdings LLC, 1.05%, 11/01/2016	$2,860,000	$2,860,000
Energy Transfer Partners LP, 2.5%, 6/15/2018	1,930,000	1,943,605
EnLink Midstream Partners LP, 2.7%, 4/01/2019	2,163,000	2,161,789
Enterprise Products Operating LP, 6.5%, 1/31/2019	1,280,000	1,415,996
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	2,750,000	2,759,875
ONEOK Partners LP, 3.2%, 9/15/2018	3,550,000	3,645,445
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	2,847,000	2,858,724

		$17,645,434
Mortgage-Backed - 2.3%
Fannie Mae, 5.5%, 12/01/2016 - 2/01/2019	$148,637	$151,617
Fannie Mae, 6.5%, 2/01/2017 - 6/01/2017	38,268	38,612
Fannie Mae, 1.114%, 2/25/2017	726,348	726,136
Fannie Mae, 6%, 3/01/2017 - 12/01/2017	46,038	46,416
Fannie Mae, 5%, 2/01/2018 - 7/01/2023	979,278	1,031,963
Fannie Mae, 4.5%, 10/01/2018 - 3/01/2023	740,060	788,378
Fannie Mae, 3%, 5/01/2030	7,776,878	8,141,857
Fannie Mae, FRN, 0.764%, 5/25/2018	3,020,072	3,013,832
Fannie Mae, FRN, 0.884%, 5/25/2018	3,295,711	3,295,060
Fannie Mae, FRN, 2.835%, 2/01/2033	28,242	29,014
Fannie Mae, FRN, 2.73%, 3/01/2033	86,362	87,982
Fannie Mae, FRN, 2.854%, 5/01/2033	304,503	320,894
Fannie Mae, TBA, 2.5%, 12/01/2031	14,400,000	14,793,188
Freddie Mac, 6%, 4/01/2017 - 8/01/2017	18,019	18,171
Freddie Mac, 1.426%, 8/25/2017	486,485	487,059
Freddie Mac, 5.5%, 9/01/2017 - 6/01/2025	601,091	652,733
Freddie Mac, 5%, 5/01/2018 - 8/01/2020	466,074	485,467
Ginnie Mae, FRN, 2.125%, 7/20/2032	94,893	98,740

		$34,207,119
Network & Telecom - 2.1%
AT&T, Inc., 2.4%, 3/15/2017	$3,360,000	$3,377,102
AT&T, Inc., 2.3%, 3/11/2019	4,270,000	4,312,965

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - continued
AT&T, Inc., 2.45%, 6/30/2020	$2,100,000	$2,112,375
AT&T, Inc., FRN, 1.739%, 11/27/2018	3,850,000	3,887,564
British Telecommunications PLC, 2.35%, 2/14/2019	2,970,000	3,017,256
Verizon Communications, Inc., 1.35%, 6/09/2017	4,000,000	4,003,992
Verizon Communications, Inc., 6.1%, 4/15/2018	1,000,000	1,064,720
Verizon Communications, Inc., FRN, 1.627%, 6/17/2019	9,145,000	9,224,525

		$31,000,499
Oil Services - 0.4%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$3,010,000	$3,026,161
Transocean, Inc., 6.8%, 12/15/2016	2,810,000	2,813,513

		$5,839,674
Oils - 0.4%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$5,697,000	$5,798,321

Other Banks & Diversified Financials - 11.2%
Banco Santander Chile, FRN, 1.776%, 4/11/2017 (n)	$3,830,000	$3,820,425
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	1,021,000	1,040,906
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	5,610,000	5,629,029
Banque Federative du Credit Mutuel, FRN, 1.731%, 1/20/2017 (n)	4,860,000	4,866,712
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	4,530,000	4,549,484
BPCE S.A., 1.625%, 1/26/2018	4,410,000	4,414,516
BPCE S.A., 2.5%, 7/15/2019	5,559,000	5,657,995
Branch Banking & Trust Co., 1.45%, 5/10/2019	5,620,000	5,607,535
Capital One Bank (USA) N.A., FRN, 1.458%, 2/05/2018	4,420,000	4,424,252
Capital One Financial Corp., 2.45%, 4/24/2019	1,880,000	1,911,802
Capital One N.A., FRN, 1.617%, 9/13/2019	5,880,000	5,889,026
Citigroup, Inc., FRN, 1.642%, 4/08/2019	9,150,000	9,161,977
Citigroup, Inc., FRN, 1.949%, 8/02/2021	1,210,000	1,218,881
Citizens Bank N.A., 2.3%, 12/03/2018	5,000,000	5,053,990
Citizens Bank N.A., 2.5%, 3/14/2019	800,000	811,533
Citizens Bank N.A., 2.55%, 5/13/2021	845,000	855,701
Discover Bank, 3.1%, 6/04/2020	3,205,000	3,298,939
Fifth Third Bancorp, 1.35%, 6/01/2017	8,500,000	8,507,948
Fifth Third Bancorp, 2.3%, 3/01/2019	1,859,000	1,872,236
Fifth Third Bancorp, 2.3%, 3/15/2019	3,120,000	3,159,399
First Republic Bank, 2.375%, 6/17/2019	1,333,000	1,340,413
Groupe BPCE S.A., 2.5%, 12/10/2018	2,520,000	2,562,036
Intesa Sanpaolo S.p.A., 2.375%, 1/13/2017	1,950,000	1,951,755
Lloyds Bank PLC, 1.75%, 5/14/2018	2,040,000	2,048,882
Lloyds Bank PLC, 2.3%, 11/27/2018	1,700,000	1,725,594
Lloyds Bank PLC, 1.882%, 1/22/2019	6,220,000	6,250,951
Macquarie Bank Ltd., FRN, 1.516%, 10/27/2017 (n)	3,790,000	3,789,973

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Mizuho Corp. Bank Ltd., 2.55%, 3/17/2017 (n)	$1,550,000	$1,556,588
National Australia Bank Ltd., 1.375%, 7/12/2019	4,140,000	4,108,081
National Bank of Canada, FRN, 1.696%, 12/14/2018	5,040,000	5,062,161
Nordea Bank AB, FRN, 1.214%, 4/04/2017 (n)	2,900,000	2,901,917
Rabobank Nederland N.V., 3.375%, 1/19/2017	3,967,000	3,987,232
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	4,560,000	4,545,955
Santander UK PLC, 3.05%, 8/23/2018	2,403,000	2,453,711
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	2,500,000	2,506,150
Svenska Handelsbanken AB, 2.875%, 4/04/2017	3,548,000	3,575,532
Svenska Handelsbanken AB, FRN, 1.325%, 9/06/2019	6,470,000	6,477,292
Swedbank AB, 2.125%, 9/29/2017 (n)	10,851,000	10,915,683
Synchrony Financial, 1.875%, 8/15/2017	2,830,000	2,836,897
UBS AG, FRN, 1.197%, 8/14/2017	6,250,000	6,247,900
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	6,146,000	6,279,190
UBS Group Funding Ltd., FRN, 2.297%, 9/24/2020 (n)	4,020,000	4,064,807

		$168,940,986
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$1,563,000	$1,569,185

Pharmaceuticals - 4.3%
AbbVie, Inc., 1.8%, 5/14/2018	$5,760,000	$5,778,115
Actavis Funding SCS, 2.35%, 3/12/2018	4,615,000	4,660,273
Actavis Funding SCS, 3%, 3/12/2020	2,399,000	2,470,008
Actavis, Inc., 1.875%, 10/01/2017	2,240,000	2,248,823
Bayer U.S. Finance LLC, 1.5%, 10/06/2017 (n)	4,000,000	3,997,564
Biogen, Inc., 2.9%, 9/15/2020	3,400,000	3,506,355
Bristol-Myers Squibb Co., 0.875%, 8/01/2017	3,507,000	3,502,129
Celgene Corp., 2.125%, 8/15/2018	4,900,000	4,946,491
EMD Finance LLC, 1.7%, 3/19/2018 (n)	5,140,000	5,141,753
Gilead Sciences, Inc., 1.85%, 9/04/2018	4,760,000	4,799,955
Mylan N.V., 2.5%, 6/07/2019 (n)	2,500,000	2,527,050
Mylan, Inc., 1.35%, 11/29/2016	1,785,000	1,785,352
Sanofi, 1.25%, 4/10/2018	5,060,000	5,062,621
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	10,330,000	10,310,631
Teva Pharmaceutical Industries Ltd., 1.7%, 7/19/2019	4,100,000	4,068,192

		$64,805,312
Real Estate - Apartment - 0.1%
ERP Operating LP, 4.75%, 7/15/2020	$1,200,000	$1,312,877

Real Estate - Healthcare - 0.1%
Welltower, Inc., REIT, 2.25%, 3/15/2018	$1,686,000	$1,700,854

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Office - 0.3%
Mack-Cali Realty LP, 2.5%, 12/15/2017	$2,000,000	$2,007,048
Vornado Realty LP, REIT, 2.5%, 6/30/2019	2,848,000	2,883,651

		$4,890,699
Real Estate - Retail - 0.3%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$1,935,000	$1,939,354
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	2,730,000	2,733,421

		$4,672,775
Restaurants - 0.2%
McDonald’s Corp., 2.1%, 12/07/2018	$2,810,000	$2,844,673

Retailers - 0.5%
Dollar General Corp., 4.125%, 7/15/2017	$4,990,000	$5,090,883
Dollar General Corp., 1.875%, 4/15/2018	660,000	662,795
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	2,068,000	2,074,591

		$7,828,269
Specialty Chemicals - 0.2%
Airgas, Inc., 3.05%, 8/01/2020	$2,430,000	$2,532,546

Supranational - 1.1%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$4,530,000	$4,609,275
Corporacion Andina de Fomento, 1.5%, 8/08/2017	4,500,000	4,506,840
Corporacion Andina de Fomento, FRN, 1.437%, 1/29/2018	1,190,000	1,190,176
Corporacion Andina de Fomento, FRN, 2%, 5/10/2019	4,870,000	4,908,303
West African Development Bank, 5.5%, 5/06/2021 (n)	815,000	863,411

		$16,078,005
Telecommunications - Wireless - 0.7%
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	$2,840,000	$2,839,214
Crown Castle International Corp., 3.4%, 2/15/2021	2,140,000	2,223,745
SBA Tower Trust, 2.898%, 10/15/2044 (n)	4,150,000	4,221,041
SBA Tower Trust, 2.877%, 7/15/2046 (n)	1,843,000	1,866,317

		$11,150,317
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/2017	$3,070,000	$3,150,588

Tobacco - 0.6%
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	$4,696,000	$4,722,030
Reynolds American, Inc., 2.3%, 6/12/2018	3,640,000	3,688,019

		$8,410,049

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Transportation - Services - 0.6%
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)	$2,408,000	$2,422,029
TTX Co., 2.6%, 6/15/2020 (n)	5,870,000	5,948,811

		$8,370,840
U.S. Government Agencies and Equivalents - 1.0%
AID-Ukraine, 1.844%, 5/16/2019	$1,226,000	$1,238,411
AID-Ukraine, 1.847%, 5/29/2020	3,300,000	3,344,741
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	4,500,000	4,596,098
Private Export Funding Corp., 1.875%, 7/15/2018	5,240,000	5,314,382

		$14,493,632
U.S. Treasury Obligations - 3.9%
U.S. Treasury Notes, 0.625%, 9/30/2017 (f)	$27,000,000	$26,981,019
U.S. Treasury Notes, 0.875%, 6/15/2019	31,000,000	30,929,754

		$57,910,773
Utilities - Electric Power - 4.5%
American Electric Power Co., Inc., 1.65%, 12/15/2017	$2,570,000	$2,576,692
Dominion Resources, Inc., 1.6%, 8/15/2019	1,640,000	1,637,319
Dominion Resources, Inc., 2.962%, 7/01/2019	2,840,000	2,904,974
Dominion Resources, Inc., 2.5%, 12/01/2019	7,000,000	7,174,293
Duke Energy Corp., 1.625%, 8/15/2017	1,410,000	1,413,893
Duke Energy Corp., FRN, 1.226%, 4/03/2017	1,800,000	1,802,806
Emera U.S. Finance LP, 2.15%, 6/15/2019 (n)	4,397,000	4,435,689
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	670,000	697,108
Eversource Energy, 1.6%, 1/15/2018	2,370,000	2,373,979
Eversource Energy, 2.5%, 3/15/2021	2,580,000	2,617,090
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	9,849,000	9,905,041
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	3,623,000	3,673,483
PG&E Corp., 2.4%, 3/01/2019	3,378,000	3,432,835
PSEG Power LLC, 3%, 6/15/2021	6,042,000	6,181,310
Southern Co., 2.45%, 9/01/2018	2,700,000	2,745,222
Southern Co., 1.85%, 7/01/2019	5,610,000	5,642,448
Southern Power Co., 1.85%, 12/01/2017	4,230,000	4,249,403
Xcel Energy, Inc., 2.4%, 3/15/2021	4,070,000	4,153,008

		$67,616,593
Total Bonds (Identified Cost, $1,450,164,688)		$1,451,917,624

Short-Term Obligations (y) - 1.8%
Bank of Nova Scotia, 1.44%, due 9/01/17	$18,300,000	$18,314,692
Credit Agricole, 1.43%, due 9/01/17	8,280,000	8,286,369
Total Short-Term Obligations (Identified Cost, $26,580,000)		$26,601,061

19

Portfolio of Investments (unaudited) – continued

Money Market Funds - 3.4%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.44% (v) (Identified Cost, $51,751,866)	51,751,866	$51,751,866
Total Investments (Identified Cost, $1,528,496,554)		$1,530,270,551

Other Assets, Less Liabilities - (1.7)%		(26,033,947)
Net Assets - 100.0%		$1,504,236,604

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $422,821,915 representing 28.1% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Adirondack Park CLO Ltd., FRN, 2.03%, 4/15/2024	8/17/16	$1,095,971	$1,095,221
Atrium CDO Corp., FRN, 2%, 7/16/2025	8/17/16-8/31/16	2,445,747	2,442,368
Bayview Commercial Asset Trust, FRN, 0.844%, 8/25/2035	6/09/05	567,024	496,469
Bayview Commercial Asset Trust, FRN, 0.804%, 4/25/2036	2/23/06	511,450	459,988
Bayview Commercial Asset Trust, FRN, 0%, 7/25/2036	5/16/06	187,694	—
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.12%, 12/28/2040	3/01/06	657,291	486,652
CPPIB Capital, Inc., 1.25%, 9/20/2019	9/13/16	7,440,048	7,437,493
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020	10/26/16	2,919,702	2,919,702
Colony Starwood Homes, 2016-2A, “A”, 1.785%, 12/17/2033	10/20/16	5,900,000	5,905,754
Commercial Mortgage Asset Trust, FRN, 0.415%, 1/17/2032	8/25/03	5,568	2,547
Commonwealth Bank of Australia, FRN, 1.52%, 11/07/2019	10/25/16	7,370,000	7,376,530

20

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024	10/19/16	$5,912,106	$5,912,105
Cutwater Ltd., 2014-1A, “A”, FRN, 2.4%, 7/15/2026	09/09/16	4,141,799	4,145,899
Dexia Credit Local S.A., 1.875%, 9/15/2021	09/07/16	7,572,457	7,508,833
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020	10/03/16	7,044,537	7,044,532
Kommunalbanken A.S., 1.375%, 10/26/2020	10/19/16	3,859,978	3,855,151
Kommuninvest i Sverige AB, 1.125%, 9/17/2019	09/07/16	10,988,213	10,961,705
Limerock CLO III Ltd, 2014-3A, “A1”, FRN, 2.411%, 10/20/2026	5/26/16	2,684,336	2,687,139
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.41%, 10/15/2027	7/27/16	3,660,474	3,668,252
Mondelez International, Inc., FRN, 1.5%, 10/28/2019	10/19/16	7,400,000	7,408,843
Morgan Stanley Capital I, Inc., FRN, 1.435%, 3/15/2031	6/10/03	2,590	2
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026	6/23/16	1,317,300	1,322,653
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021	7/12/16	2,262,754	2,269,489
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019	9/14/16	1,859,776	1,857,837
Securitized Term Auto Receivables Trust, 2016-1A, “A2A”, 1.284%, 11/26/2018	10/14/16	2,930,000	2,930,000
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.589%, 11/17/2033	10/14/16	3,979,821	3,974,622
Total Restricted Securities			$94,169,786
% of Net assets			6.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

21

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 10/31/16

Futures Contracts at 10/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 year (Long)	USD	330	$39,862,969	December - 2016	$(199,681)

At October 31, 2016, the fund had liquid securities with an aggregate value of $276,806 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,476,744,688)	$1,478,518,685
Underlying affiliated funds, at value (identified cost, $51,751,866)	51,751,866
Total investments, at value (identified cost, $1,528,496,554)	$1,530,270,551
Cash	32,507
Receivables for
Daily variation margin on open futures contracts	20,630
Fund shares sold	3,800,279
Interest	6,105,842
Total assets	$1,540,229,809
Liabilities
Payables for
Distributions	$211,608
Investments purchased	16,207,702
TBA purchase commitments	14,826,375
Fund shares reacquired	4,067,941
Payable to affiliates
Investment adviser	67,026
Shareholder servicing costs	406,416
Distribution and service fees	28,534
Program manager fees	725
Payable for independent Trustees’ compensation	3,284
Accrued expenses and other liabilities	173,594
Total liabilities	$35,993,205
Net assets	$1,504,236,604
Net assets consist of
Paid-in capital	$1,565,218,409
Unrealized appreciation (depreciation) on investments	1,574,316
Accumulated net realized gain (loss) on investments	(61,081,704)
Accumulated distributions in excess of net investment income	(1,474,417)
Net assets	$1,504,236,604
Shares of beneficial interest outstanding	250,919,694

23

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$474,700,964	79,057,541	$6.00
Class B	6,727,881	1,123,313	5.99
Class C	113,382,004	18,899,279	6.00
Class I	238,780,034	39,941,525	5.98
Class R1	344,072	57,480	5.99
Class R2	3,474,185	578,859	6.00
Class R3	2,838,459	472,471	6.01
Class R4	6,800,215	1,132,778	6.00
Class R6 (formerly Class R5)	524,688,803	87,578,274	5.99
Class 529A	84,259,073	14,038,540	6.00
Class 529B	3,785,993	632,910	5.98
Class 529C	44,454,921	7,406,724	6.00

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $6.15 [100 / 97.5 x $6.00] and $6.15 [100 / 97.5 x $6.00], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

24

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$12,723,526
Dividends from underlying affiliated funds	132,200
Total investment income	$12,855,726
Expenses
Management fee	$2,955,876
Distribution and service fees	1,510,822
Shareholder servicing costs	766,455
Program manager fees	55,997
Administrative services fee	118,697
Independent Trustees’ compensation	15,320
Custodian fee	93,286
Shareholder communications	69,174
Audit and tax fees	31,458
Legal fees	6,897
Miscellaneous	118,092
Total expenses	$5,742,074
Fees paid indirectly	(258)
Reduction of expenses by investment adviser and distributor	(359,453)
Net expenses	$5,382,363
Net investment income	$7,473,363
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(65,160)
Underlying affiliated funds	683
Futures contracts	178,917
Net realized gain (loss) on investments	$114,440
Change in unrealized appreciation (depreciation)
Investments	$2,574,662
Futures contracts	(100,547)
Net unrealized gain (loss) on investments	$2,474,115
Net realized and unrealized gain (loss) on investments	$2,588,555
Change in net assets from operations	$10,061,918

See Notes to Financial Statements

25

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/16 (unaudited)	Year ended 4/30/16
From operations
Net investment income	$7,473,363	$13,681,864
Net realized gain (loss) on investments	114,440	425,620
Net unrealized gain (loss) on investments	2,474,115	(3,935,109)
Change in net assets from operations	$10,061,918	$10,172,375
Distributions declared to shareholders
From net investment income	$(8,825,377)	$(17,063,341)
Change in net assets from fund share transactions	$69,265,727	$(44,001,637)
Total change in net assets	$70,502,268	$(50,892,603)
Net assets
At beginning of period	1,433,734,336	1,484,626,939
At end of period (including accumulated distributions in excess of net investment income of $1,474,417 and $122,403, respectively)	$1,504,236,604	$1,433,734,336

See Notes to Financial Statements

26

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$6.00		$6.03	$6.06	$6.13	$6.13	$6.19
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.05	$0.08	$0.12	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		(0.02)	(0.01)	(0.05)	0.02	(0.02)
Total from investment operations	$0.04		$0.04	$0.04	$0.03	$0.14	$0.12
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.07)	$(0.07)	$(0.10)	$(0.14)	$(0.18)
Net asset value, end of period (x)	$6.00		$6.00	$6.03	$6.06	$6.13	$6.13
Total return (%) (r)(s)(t)(x)	0.60	(n)	0.68	0.61	0.44	2.33	1.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.85	0.86	0.84	0.85	0.85
Expenses after expense reductions (f)	0.73	(a)	0.74	0.75	0.73	0.75	0.75
Net investment income	1.00	(a)	0.94	0.84	1.29	1.92	2.34
Portfolio turnover	21	(n)	30	37	29	34	27
Net assets at end of period (000 omitted)	$474,701		$462,778	$459,032	$576,712	$583,224	$632,661

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class B			2016	2015	2014	2013		2012

Net asset value, beginning of period	$5.98		$6.01	$6.04	$6.11	$6.11		$6.18
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.01	$0.01	$0.03	$0.07		$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		(0.01)	(0.02)	(0.05)	0.03	(g)	(0.04	)(g)
Total from investment operations	$0.02		$0.00 (w)	$(0.01)	$(0.02)	$0.10		$0.06
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.03)	$(0.02)	$(0.05)	$(0.10)		$(0.13)
Net asset value, end of period (x)	$5.99		$5.98	$6.01	$6.04	$6.11		$6.11
Total return (%) (r)(s)(t)(x)	0.39	(n)	(0.07)	(0.14)	(0.32)	1.57		1.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.60	1.61	1.59	1.60		1.60
Expenses after expense reductions (f)	1.49	(a)	1.50	1.51	1.49	1.50		1.51
Net investment income	0.26	(a)	0.20	0.09	0.54	1.18		1.61
Portfolio turnover	21	(n)	30	37	29	34		27
Net assets at end of period (000 omitted)	$6,728		$6,477	$6,463	$7,814	$7,585		$10,056

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class C			2016	2015		2014	2013	2012

Net asset value, beginning of period	$5.99		$6.02	$6.05		$6.12	$6.12	$6.19
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.01	$(0.00	)(w)	$0.03	$0.07	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.02		(0.02)	(0.01)		(0.06)	0.02	(0.03	)(g)
Total from investment operations	$0.02		$(0.01)	$(0.01)		$(0.03)	$0.09	$0.06
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.02)	$(0.02)		$(0.04)	$(0.09)	$(0.13)
Net asset value, end of period (x)	$6.00		$5.99	$6.02		$6.05	$6.12	$6.12
Total return (%) (r)(s)(t)(x)	0.34	(n)	(0.17)	(0.24)		(0.41)	1.46	0.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.60	1.61		1.59	1.60	1.60
Expenses after expense reductions (f)	1.59	(a)	1.59	1.60		1.59	1.60	1.60
Net investment income	0.16	(a)	0.09	(0.00	)(w)	0.46	1.07	1.49
Portfolio turnover	21	(n)	30	37		29	34	27
Net assets at end of period (000 omitted)	$113,382		$119,063	$137,178		$171,276	$212,060	$224,122

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class I			2016	2015	2014	2013		2012

Net asset value, beginning of period	$5.97		$6.00	$6.03	$6.10	$6.11		$6.17
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.07	$0.06	$0.09	$0.13		$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.02		(0.02)	(0.01)	(0.05)	0.01	(g)	(0.02)
Total from investment operations	$0.05		$0.05	$0.05	$0.04	$0.14		$0.13
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.08)	$(0.08)	$(0.11)	$(0.15)		$(0.19)
Net asset value, end of period (x)	$5.98		$5.97	$6.00	$6.03	$6.10		$6.11
Total return (%) (r)(s)(x)	0.84	(n)	0.83	0.76	0.59	2.31		2.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.60	0.61	0.59	0.60		0.60
Expenses after expense reductions (f)	0.59	(a)	0.59	0.60	0.59	0.60		0.60
Net investment income	1.16	(a)	1.10	1.00	1.41	2.14		2.48
Portfolio turnover	21	(n)	30	37	29	34		27
Net assets at end of period (000 omitted)	$238,780		$222,997	$296,392	$237,785	$130,703		$310,572

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class R1			2016	2015		2014	2013	2012

Net asset value, beginning of period	$5.98		$6.01	$6.04		$6.11	$6.11	$6.17
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.01	$0.00	(w)	$0.03	$0.07	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.02		(0.02)	(0.01)		(0.06)	0.02	(0.02)
Total from investment operations	$0.02		$(0.01)	$(0.01)		$(0.03)	$0.09	$0.07
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.02)	$(0.02)		$(0.04)	$(0.09)	$(0.13)
Net asset value, end of period (x)	$5.99		$5.98	$6.01		$6.04	$6.11	$6.11
Total return (%) (r)(s)(x)	0.34	(n)	(0.17)	(0.24)		(0.41)	1.46	1.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.60	1.61		1.59	1.60	1.60
Expenses after expense reductions (f)	1.59	(a)	1.60	1.60		1.59	1.60	1.60
Net investment income	0.16	(a)	0.09	(0.00	)(w)	0.44	1.08	1.51
Portfolio turnover	21	(n)	30	37		29	34	27
Net assets at end of period (000 omitted)	$344		$484	$632		$712	$616	$675

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class R2			2016		2015	2014	2013		2012

Net asset value, beginning of period	$6.00		$6.02		$6.06	$6.13	$6.12		$6.19
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04		$0.04	$0.06	$0.10		$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		(0.00	)(w)	(0.03)	(0.05)	0.04	(g)	(0.04	)(g)
Total from investment operations	$0.03		$0.04		$0.01	$0.01	$0.14		$0.09
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.06)		$(0.05)	$(0.08)	$(0.13)		$(0.16)
Net asset value, end of period (x)	$6.00		$6.00		$6.02	$6.06	$6.13		$6.12
Total return (%) (r)(s)(x)	0.48	(n)	0.60		0.20	0.19	2.24		1.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.10		1.11	1.09	1.10		1.10
Expenses after expense reductions (f)	0.98	(a)	0.99		1.00	0.99	1.00		1.00
Net investment income	0.76	(a)	0.69		0.59	1.04	1.67		2.10
Portfolio turnover	21	(n)	30		37	29	34		27
Net assets at end of period (000 omitted)	$3,474		$3,517		$3,955	$4,520	$4,189		$4,869

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$6.00		$6.03	$6.05	$6.12	$6.12	$6.19
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.05	$0.05	$0.07	$0.11	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		(0.02)	(0.01)	(0.05)	0.02	(0.04	)(g)
Total from investment operations	$0.04		$0.03	$0.04	$0.02	$0.13	$0.10
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.06)	$(0.06)	$(0.09)	$(0.13)	$(0.17)
Net asset value, end of period (x)	$6.01		$6.00	$6.03	$6.05	$6.12	$6.12
Total return (%) (r)(s)(x)	0.72	(n)	0.58	0.68	0.34	2.22	1.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.85	0.86	0.84	0.85	0.85
Expenses after expense reductions (f)	0.84	(a)	0.84	0.85	0.84	0.85	0.85
Net investment income	0.91	(a)	0.84	0.76	1.19	1.81	2.23
Portfolio turnover	21	(n)	30	37	29	34	27
Net assets at end of period (000 omitted)	$2,838		$3,288	$3,653	$8,528	$8,014	$8,109

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class R4			2016	2015		2014	2013	2012

Net asset value, beginning of period	$6.00		$6.03	$6.06		$6.13	$6.13	$6.19
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.07	$0.05		$0.09	$0.13	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		(0.02)	(0.00	)(w)	(0.05)	0.02	(0.02)
Total from investment operations	$0.04		$0.05	$0.05		$0.04	$0.15	$0.13
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.08)	$(0.08)		$(0.11)	$(0.15)	$(0.19)
Net asset value, end of period (x)	$6.00		$6.00	$6.03		$6.06	$6.13	$6.13
Total return (%) (r)(s)(x)	0.68	(n)	0.84	0.77		0.59	2.48	2.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.60	0.61		0.59	0.60	0.60
Expenses after expense reductions (f)	0.59	(a)	0.59	0.61		0.59	0.60	0.60
Net investment income	1.15	(a)	1.09	0.89		1.44	2.06	2.49
Portfolio turnover	21	(n)	30	37		29	34	27
Net assets at end of period (000 omitted)	$6,800		$6,946	$7,234		$923	$904	$839

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 10/31/13 (i)
Class R6 (formerly Class R5)			2016	2015	2014

Net asset value, beginning of period	$5.99		$6.01	$6.04	$6.11	$6.12
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.07	$0.07	$0.09	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	0.00	(w)	(0.01)	(0.02)	(0.05)	0.00	(w)
Total from investment operations	$0.04		$0.06	$0.05	$0.04	$0.08
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.08)	$(0.08)	$(0.11)	$(0.09)
Net asset value, end of period (x)	$5.99		$5.99	$6.01	$6.04	$6.11
Total return (%) (r)(s)(x)	0.71	(n)	1.08	0.85	0.66	1.39	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	(a)	0.52	0.52	0.52	0.53	(a)
Expenses after expense reductions (f)	0.51	(a)	0.51	0.51	0.52	0.53	(a)
Net investment income	1.23	(a)	1.17	1.08	1.50	1.99	(a)
Portfolio turnover	21	(n)	30	37	29	34
Net assets at end of period (000 omitted)	$524,689		$520,011	$493,576	$442,446	$337,605

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class 529A			2016	2015	2014	2013		2012

Net asset value, beginning of period	$6.00		$6.03	$6.06	$6.13	$6.13		$6.19
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.05	$0.05	$0.08	$0.11		$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.00	(w)	(0.01)	(0.02)	(0.06)	0.03	(g)	(0.02)
Total from investment operations	$0.03		$0.04	$0.03	$0.02	$0.14		$0.12
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.07)	$(0.06)	$(0.09)	$(0.14)		$(0.18)
Net asset value, end of period (x)	$6.00		$6.00	$6.03	$6.06	$6.13		$6.13
Total return (%) (r)(s)(t)(x)	0.58	(n)	0.63	0.56	0.39	2.27		1.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.95	0.96	0.94	0.95		0.95
Expenses after expense reductions (f)	0.78	(a)	0.79	0.80	0.78	0.80		0.81
Net investment income	0.95	(a)	0.90	0.79	1.24	1.85		2.27
Portfolio turnover	21	(n)	30	37	29	34		27
Net assets at end of period (000 omitted)	$84,259		$55,996	$47,228	$41,642	$35,126		$28,311

See Notes to Financial Statements

36

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class 529B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$5.98		$6.00	$6.04	$6.10	$6.10	$6.17
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.01	$0.00 (w)	$0.03	$0.07	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.00	(w)	(0.01)	(0.02)	(0.04)	0.02	(0.03	)(g)
Total from investment operations	$0.01		$0.00 (w)	$(0.02)	$(0.01)	$0.09	$0.06
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.02)	$(0.02)	$(0.05)	$(0.09)	$(0.13)
Net asset value, end of period (x)	$5.98		$5.98	$6.00	$6.04	$6.10	$6.10
Total return (%) (r)(s)(t)(x)	0.19	(n)	0.03	(0.37)	(0.21)	1.50	0.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.70	1.71	1.69	1.70	1.70
Expenses after expense reductions (f)	1.54	(a)	1.55	1.56	1.54	1.56	1.57
Net investment income	0.20	(a)	0.14	0.04	0.49	1.12	1.53
Portfolio turnover	21	(n)	30	37	29	34	27
Net assets at end of period (000 omitted)	$3,786		$2,354	$2,184	$1,912	$1,849	$1,915

See Notes to Financial Statements

37

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class 529C			2016		2015		2014	2013		2012

Net asset value, beginning of period	$6.00		$6.02		$6.06		$6.13	$6.12		$6.19
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.00	(w)	$(0.00	)(w)	$0.02	$0.06		$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		(0.00	)(w)	(0.03)		(0.05)	0.04	(g)	(0.04	)(g)
Total from investment operations	$0.01		$(0.00	)(w)	$(0.03)		$(0.03)	$0.10		$0.05
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.02)		$(0.01)		$(0.04)	$(0.09)		$(0.12)
Net asset value, end of period (x)	$6.00		$6.00		$6.02		$6.06	$6.13		$6.12
Total return (%) (r)(s)(t)(x)	0.15	(n)	(0.05)		(0.45)		(0.46)	1.58		0.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.70		1.71		1.69	1.70		1.70
Expenses after expense reductions (f)	1.62	(a)	1.63		1.65		1.63	1.65		1.66
Net investment income (loss)	0.11	(a)	0.05		(0.05)		0.40	1.01		1.43
Portfolio turnover	21	(n)	30		37		29	34		27
Net assets at end of period (000 omitted)	$44,455		$29,824		$27,100		$24,133	$22,880		$18,909

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, September 4, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

38

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

39

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,

40

Notes to Financial Statements (unaudited) – continued

an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of October 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$72,404,405	$—	$72,404,405
Non-U.S. Sovereign Debt	—	107,754,462	—	107,754,462
U.S. Corporate Bonds	—	611,510,544	—	611,510,544
Residential Mortgage-Backed Securities	—	58,232,435	—	58,232,435
Commercial Mortgage-Backed Securities	—	7,677,942	—	7,677,942
Asset-Backed Securities (including CDOs)	—	189,728,085	—	189,728,085
Foreign Bonds	—	431,210,812	—	431,210,812
Mutual Funds	51,751,866	—	—	51,751,866
Total Investments	$51,751,866	$1,478,518,685	$—	$1,530,270,551

Other Financial Instruments
Futures Contracts	$(199,681)	$—	$—	$(199,681)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(199,681)

41

Notes to Financial Statements (unaudited) – continued

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within each fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$178,917

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(100,547)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

42

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

43

Notes to Financial Statements (unaudited) – continued

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the

44

Notes to Financial Statements (unaudited) – continued

custodian by the fund. The amount of the credit, for the six months ended October 31, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/16
Ordinary income (including any short-term capital gains)	$17,063,341

45

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/16
Cost of investments	$1,533,745,799
Gross appreciation	8,062,329
Gross depreciation	(11,537,577)
Net unrealized appreciation (depreciation)	$(3,475,248)

As of 4/30/16
Undistributed ordinary income	1,451,695
Capital loss carryforwards	(55,016,602)
Other temporary differences	(1,574,098)
Net unrealized appreciation (depreciation)	(7,079,341)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2016, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
4/30/17	$(11,740,197)
4/30/18	(9,393,942)
4/30/19	(9,431,348)
Total	$(30,565,487)

Post-enactment losses which are characterized as follows:
Short-Term	$(879,591)
Long-Term	(23,571,524)
Total	$(24,451,115)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately

46

Notes to Financial Statements (unaudited) – continued

eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six Months ended 10/31/16	Year ended 4/30/16
Class A	$2,773,959	$5,455,220
Class B	14,686	26,455
Class C	203,203	406,940
Class I	1,529,882	3,291,205
Class R1	766	1,864
Class R2	16,197	36,050
Class R3	17,489	37,412
Class R4	45,622	92,514
Class R6 (formerly Class R5)	3,756,625	7,071,167
Class 529A	404,915	560,995
Class 529B	5,912	7,992
Class 529C	56,121	75,537
Total	$8,825,377	$17,063,341

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2016, this management fee reduction amounted to $50,095, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2016 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $47,620 and $2,018 for the six months ended October 31, 2016, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

47

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$582,470
Class B	0.75%	0.25%	1.00%	0.90%	33,122
Class C	0.75%	0.25%	1.00%	1.00%	586,281
Class R1	0.75%	0.25%	1.00%	1.00%	2,212
Class R2	0.25%	0.25%	0.50%	0.40%	8,579
Class R3	—	0.25%	0.25%	0.25%	3,999
Class 529A	—	0.25%	0.25%	0.15%	88,744
Class 529B	0.75%	0.25%	1.00%	0.90%	15,653
Class 529C	0.75%	0.25%	1.00%	0.99%	189,762
Total Distribution and Service Fees					$1,510,822

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2016 based on each class’s average daily net assets. 0.10% of the Class A and Class 529A service fee is currently being waived under a written waiver arrangement. For the six months ended October 31, 2016, this waiver amounted to $268,482 and is included in the reduction of total expenses in the Statement of Operations. For one year from the date of sale of Class B and Class 529B shares, assets attributable to such Class B and Class 529B shares are subject to the 0.25% annual Class B and Class 529B service fee. On assets attributable to all other Class B and Class 529B shares, 0.15% of the Class B and Class 529B service fee is being paid by the fund and 0.10% of the Class B and Class 529B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2016, this waiver amounted to $4,792 for Class B and Class 529B shares, and is included in the reduction of total expenses in the Statement of Operations. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2016, this waiver amounted to $1,716 and is included in the reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2017. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2016, this rebate amounted to $3,430, $7, $180, $984, $46, and $1,723 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in

48

Notes to Financial Statements (unaudited) – continued

the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2016, were as follows:

Amount
Class A	$55,083
Class B	2,394
Class C	6,453
Class 529B	1,607
Class 529C	868
$66,405

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on August 31, 2017, unless MFD elects to extend the waiver. For the six months ended October 31, 2016, this waiver amounted to $27,998 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended October 31, 2016 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended October 31, 2016, were as follows:

	Fee	Waiver
Class 529A	$35,498	$17,748
Class 529B	1,561	781
Class 529C	18,938	9,469
Total Program Manager Fees and Waivers	$55,997	$27,998

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2016, the fee was $149,306, which equated to 0.0202% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $426,150.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS

49

Notes to Financial Statements (unaudited) – continued

fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended October 31, 2016, these costs for the fund amounted to $190,999 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2016 was equivalent to an annual effective rate of 0.0161% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $213 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended October 31, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $3,273 at October 31, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended October 31, 2016, the fee paid by the fund under this agreement was $1,414 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

50

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended October 31, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$60,775,955	$34,732,444
Investments (non-U.S. Government securities)	$316,197,205	$252,653,560

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/16		Year ended 4/30/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	17,514,368	$105,233,686	35,086,657	$209,933,589
Class B	203,499	1,220,220	393,511	2,349,177
Class C	2,361,220	14,177,996	4,754,637	28,430,342
Class I	11,248,728	67,324,845	22,221,178	132,564,698
Class R1	2,434	14,577	27,487	164,231
Class R2	66,962	402,396	378,901	2,262,425
Class R3	65,551	393,649	89,920	539,129
Class R4	84,729	508,632	151,831	909,145
Class R6 (formerly Class R5)	7,946,219	47,661,137	9,179,390	54,839,416
Class 529A	6,809,865	40,913,618	4,361,856	26,111,674
Class 529B	422,866	2,532,104	238,254	1,422,376
Class 529C	3,648,074	21,918,815	2,379,434	14,243,084
	50,374,515	$302,301,675	79,263,056	$473,769,286

Shares issued to shareholders in reinvestment of distributions
Class A	371,225	$2,229,800	741,365	$4,438,096
Class B	2,091	12,534	3,833	22,877
Class C	29,413	176,625	58,998	352,591
Class I	156,060	934,042	285,151	1,699,951
Class R1	128	765	312	1,859
Class R2	2,376	14,271	4,781	28,607
Class R3	2,900	17,446	6,236	37,345
Class R4	7,595	45,622	15,414	92,243
Class R6 (formerly Class R5)	606,386	3,636,312	1,158,828	6,920,447
Class 529A	67,094	403,036	93,044	556,714
Class 529B	980	5,867	1,329	7,919
Class 529C	9,302	55,876	12,565	75,114
	1,255,550	$7,532,196	2,381,856	$14,233,763

51

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/16		Year ended 4/30/16
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(15,972,823)	$(95,965,407)	(34,851,143)	$(208,546,344)
Class B	(164,639)	(986,610)	(390,255)	(2,331,471)
Class C	(3,355,517)	(20,146,310)	(7,730,817)	(46,275,080)
Class I	(8,802,637)	(52,638,585)	(34,565,508)	(206,133,007)
Class R1	(26,075)	(156,339)	(51,987)	(310,172)
Class R2	(77,094)	(462,569)	(453,441)	(2,708,671)
Class R3	(143,787)	(864,474)	(154,194)	(924,628)
Class R4	(117,682)	(706,544)	(209,818)	(1,255,935)
Class R6 (formerly Class R5)	(7,855,760)	(47,117,883)	(5,542,765)	(33,100,649)
Class 529A	(2,174,649)	(13,067,332)	(2,956,754)	(17,695,686)
Class 529B	(184,684)	(1,105,967)	(209,524)	(1,250,169)
Class 529C	(1,223,155)	(7,350,124)	(1,917,542)	(11,472,874)
	(40,098,502)	$(240,568,144)	(89,033,748)	$(532,004,686)

Net change
Class A	1,912,770	$11,498,079	976,879	$5,825,341
Class B	40,951	246,144	7,089	40,583
Class C	(964,884)	(5,791,689)	(2,917,182)	(17,492,147)
Class I	2,602,151	15,620,302	(12,059,179)	(71,868,358)
Class R1	(23,513)	(140,997)	(24,188)	(144,082))
Class R2	(7,756)	(45,902)	(69,759)	(417,639)
Class R3	(75,336)	(453,379)	(58,038)	(348,154)
Class R4	(25,358)	(152,290)	(42,573)	(254,547)
Class R6 (formerly Class R5)	696,845	4,179,566	4,795,453	28,659,214
Class 529A	4,702,310	28,249,322	1,498,146	8,972,702
Class 529B	239,162	1,432,004	30,059	180,126
Class 529C	2,434,221	14,624,567	474,457	2,845,324
	11,531,563	$69,265,727	(7,388,836)	$(44,001,637)

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 20%, 8%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for

52

Notes to Financial Statements (unaudited) – continued

temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2016, the fund’s commitment fee and interest expense were $5,124 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	71,359,048	287,650,722	(307,257,904)	51,751,866

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$683	$—	$132,200	$51,751,866

53

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and

54

Board Review of Investment Advisory Agreement – continued

other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by

55

Board Review of Investment Advisory Agreement – continued

Broadridge. The Trustees considered that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median, and the Fund’s total expense ratio was lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account that the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry,

56

Board Review of Investment Advisory Agreement – continued

including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

57

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

58

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

59

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

October 31, 2016

MFS® MUNICIPAL LIMITED MATURITY FUND

MTL-SEM

MFS® MUNICIPAL LIMITED MATURITY FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in the U.S. presidential election, most markets proved resilient in the wake of these events. U.S. shares quickly reversed post-Brexit declines and rallied to record highs during August. Global interest rates remain very low, with most central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of low inflation. Low interest rates continue to benefit risky assets such as equities, as investors are forced to accept greater risks in search of satisfactory returns in a low-return environment. U.S. investment-grade and high-yield bonds have benefited from low, and even negative, yields overseas.

Emblematic of the sluggish global growth environment is a pronounced slowdown in the growth of global trade. Despite the slowdown, emerging market equities have held up well, withstanding geopolitical shocks such as an attempted coup in Turkey and the impeachment and removal of the president of Brazil. The U.S. Federal Reserve’s go-slow approach to rate hikes and economic stimulus abroad have helped support markets.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

December 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten industries (i)
General Obligations – General Purpose	18.2%
Healthcare Revenue – Hospitals	10.5%
Water & Sewer Utility Revenue	8.0%
General Obligations – Schools	6.7%
Universities – Colleges	6.2%
Utilities – Municipal Owned	4.6%
Special Tax – Transportation	4.5%
State & Local Agencies	4.0%
Miscellaneous Revenue – Other	3.8%
Healthcare Revenue – Long Term Care	3.8%

Composition including fixed income credit quality (a)(i)
AAA	9.2%
AA	30.4%
A	37.2%
BBB	17.6%
BB	1.5%
B	0.6%
CCC	0.8%
CC	0.1%
D	0.9%
Not Rated	1.8%
Cash & Cash Equivalents	(0.1)%

Portfolio facts (i)
Average Duration (d)	3.4
Average Effective Maturity (m)	4.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.

Portfolio Composition – continued

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2016 through October 31, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2016 through October 31, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Expenses Paid During Period (p) 5/01/16-10/31/16
A	Actual	0.68%	$1,000.00	$1,005.72	$3.44
	Hypothetical (h)	0.68%	$1,000.00	$1,021.78	$3.47
B	Actual	1.44%	$1,000.00	$1,001.91	$7.27
	Hypothetical (h)	1.44%	$1,000.00	$1,017.95	$7.32
C	Actual	1.53%	$1,000.00	$1,000.21	$7.71
	Hypothetical (h)	1.53%	$1,000.00	$1,017.49	$7.78
I	Actual	0.53%	$1,000.00	$1,006.48	$2.68
	Hypothetical (h)	0.53%	$1,000.00	$1,022.53	$2.70

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

10/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Municipal Bonds - 98.7%
Issuer	Shares/Par	Value ($)
Alabama - 1.0%
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 5%, 6/01/2018	$2,335,000	$2,474,070
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2017	1,815,000	1,861,682
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2018	1,000,000	1,052,220
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2019	1,615,000	1,738,225
Alabama State Industrial Development Authority, Solid Water Disposal Rev. (Pine City Fiber Company Project), 6.45%, 12/01/2023	250,000	250,963
Auburn University, General Fee Rev., “A”, 5%, 6/01/2021	2,170,000	2,532,954
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,382,902
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1.65%, 6/01/2034 (Put Date 3/20/2017)	1,000,000	1,003,010
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 4%, 12/01/2016	1,810,000	1,814,670
Phoenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,686,332

		$16,797,028
Alaska - 0.5%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2021	$1,400,000	$1,562,904
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2022	1,200,000	1,361,328
State of Alaska, International Airport System Rev., “A”, 5%, 10/01/2024	1,250,000	1,547,000
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/2021	4,000,000	4,528,720

		$8,999,952
Arizona - 1.3%
Arizona Board of Regents (Arizona State University), “A”, 4%, 7/01/2017	$300,000	$306,612
Arizona Health Facilities Authority Rev. (Phoenix Children’s Hospital), “A-1”, FRN, 2.48%, 2/01/2048 (Put Date 2/05/2020)	3,000,000	3,052,770
Chandler, AZ, 5%, 7/01/2022 (Prerefunded 7/01/2018)	1,000,000	1,067,320
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2026	3,000,000	3,707,520

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 7/01/2021	$1,260,000	$1,505,158
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 4%, 7/01/2025	1,240,000	1,303,203
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 3%, 7/01/2020	1,025,000	1,035,998
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies), “A”, 2.95%, 7/01/2026	3,480,000	3,503,803
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 3%, 7/01/2020	515,000	512,332
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/2017	375,000	385,654
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/2018	525,000	557,734
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 2.125%, 6/01/2027 (Put Date 6/01/2018)	3,000,000	3,038,250
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 1.6%, 3/01/2028 (Put Date 3/01/2018)	1,280,000	1,285,338

		$21,261,692
Arkansas - 0.8%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2020	$355,000	$394,178
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2021	465,000	529,282
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2022	380,000	441,765
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 6/15/2021	5,000,000	5,848,150
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/2021	3,250,000	3,383,153
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2022	300,000	358,050
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	2,019,961

		$12,974,539
California - 9.0%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/2018	$3,510,000	$3,729,586
California Department of Water Resources, Power Supply Rev., “M”, 4%, 5/01/2019	3,000,000	3,228,870
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2019	1,000,000	1,093,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2020	$1,250,000	$1,406,963
California Educational Facilities Authority Rev. (University of Redlands), “A”, 4%, 10/01/2017	250,000	256,628
California Educational Facilities Authority Rev. (University of Redlands), “A”, 4%, 10/01/2018	400,000	420,688
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2022	500,000	590,410
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 10/01/2021	500,000	587,830
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 10/01/2017	1,100,000	1,133,770
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “C”, 5%, 7/01/2043 (Put Date 10/15/2019)	2,750,000	3,052,143
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 7/01/2043 (Put Date 10/15/2020)	2,400,000	2,742,696
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/2023	9,900,000	9,979,299
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2018	430,000	455,258
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/2023 (Put Date 12/01/2017)	135,000	140,515
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “C”, 5.25%, 6/01/2023 (Put Date 12/01/2017)	3,045,000	3,169,388
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 11/01/2016	3,840,000	3,840,000
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2017	415,000	432,409
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2024	350,000	416,171
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2025	365,000	436,303
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2026	300,000	354,723
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2023	1,245,000	1,358,992
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2021	750,000	810,930
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2022	1,120,000	1,216,858
California State University Rev., “A”, 5%, 11/01/2022	5,000,000	6,094,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “C”, 5%, 11/01/2029 (Put Date 5/01/2017)	$1,500,000	$1,531,305
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/2021	1,640,000	1,642,476
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/2020	1,105,000	1,106,304
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/2020	125,000	125,114
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “A”, 1.65%, 7/01/2018	3,500,000	3,502,625
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 4%, 9/01/2018	400,000	421,088
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2021	450,000	524,831
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2022	450,000	536,904
Imperial, CA, Irrigation District Electric Rev., “C”, 5%, 11/01/2023	200,000	247,172
Imperial, CA, Irrigation District Electric Rev., “C”, 5%, 11/01/2025	500,000	634,205
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/2019	475,000	525,075
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/2020	550,000	624,294
La Verne, CA, Brethren Hillcrest Homes, COP, 3%, 5/15/2017	575,000	579,905
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/2018	235,000	243,686
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/2019	565,000	597,702
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2021	310,000	351,103
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2020	930,000	1,040,186
Los Angeles County, CA, Public Works Financing Authority Lease Rev. (Multiple Capital Project II), 5%, 8/01/2018	500,000	535,900
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/2022	1,865,000	2,232,088
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/2023	1,865,000	2,268,474
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 10/01/2020	5,000,000	5,756,850
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 7/01/2019	1,000,000	1,107,220
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/2018	2,450,000	2,466,783
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 1/01/2018	310,000	324,418

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/2019	$2,575,000	$2,592,639
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/2020	2,705,000	2,723,394
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2021	750,000	873,495
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2022	800,000	953,328
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), “A”, AGM, 5%, 9/01/2024	4,000,000	4,931,120
Rancho Cucamonga, CA, Redevelopment Agency Rev., AGM, 5%, 9/01/2020	1,200,000	1,373,712
Rancho Cucamonga, CA, Redevelopment Agency Rev., AGM, 5%, 9/01/2021	1,000,000	1,174,990
Riverside, CA, Unified School District Financing Authority, Special Tax Rev., BAM, 5%, 9/01/2021	285,000	334,140
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 3%, 9/01/2017	1,140,000	1,160,645
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/2018	1,210,000	1,275,993
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/2019	1,300,000	1,404,221
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/2020	1,750,000	2,007,145
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/2020	750,000	855,818
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/2021	1,200,000	1,403,652
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/2022	1,500,000	1,795,245
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/2023	1,100,000	1,342,110
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2020	500,000	567,565
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, 1.5%, 4/01/2047 (Put Date 4/02/2018)	3,820,000	3,839,482
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.45%, 4/01/2045 (Put Date 8/01/2017)	2,500,000	2,504,175
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/2047 (Put Date 4/01/2019)	3,090,000	3,132,642
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	285,000	334,137

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025	$715,000	$833,804
San Joaquin County, CA, Stockton Unified School District, General Obligation, 5%, 8/01/2024	6,650,000	8,217,472
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2022	1,285,000	1,493,915
San Pablo, CA, Redevelopment Agency Rev., “A”, AGM, 5%, 6/15/2020	1,000,000	1,135,600
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, BAM, 5%, 9/01/2017	575,000	595,142
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, BAM, 5%, 9/01/2018	600,000	643,896
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, BAM, 5%, 9/01/2019	625,000	693,850
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, BAM, 5%, 9/01/2020	985,000	1,126,397
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, BAM, 5%, 9/01/2021	1,350,000	1,582,767
State of California, 5%, 4/01/2017	7,000,000	7,127,820
State of California, “B”, FRN, 1.13%, 12/01/2031 (Put Date 12/01/2021)	5,000,000	5,012,800
University of California, “AK”, 5%, 5/15/2048 (Put Date 5/15/2023)	5,000,000	6,127,950

		$147,044,449
Colorado - 1.8%
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	$2,305,000	$2,498,735
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 3%, 1/15/2018	100,000	101,962
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 4%, 1/15/2019	155,000	163,192
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 2.25%, 7/15/2017	85,000	85,621
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/2022	1,460,000	1,550,870
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2018	300,000	310,866
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2020	310,000	332,943
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2022	545,000	598,955
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2021	55,000	62,689

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	$1,160,000	$1,322,168
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2022	1,750,000	2,026,010
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/2018	2,120,000	2,275,078
Colorado Springs, CO, Utility Rev., “A”, FRN, 0.64%, 11/01/2037 (Put Date 11/18/2016)	3,350,000	3,350,000
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2016	1,000,000	1,001,710
Denver, CO, City & County Airport Systems Rev., “A”, 4%, 11/15/2017	1,250,000	1,291,138
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/2018	300,000	323,952
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/2019	445,000	496,055
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 9/01/2021	1,500,000	1,709,580
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,768,500
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,361,720
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2026	2,500,000	2,958,350
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,182,940
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2021	1,640,000	1,880,358

		$29,653,392
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project) , 4%, 9/01/2024	$215,000	$229,594
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	525,000	526,785

		$756,379
District of Columbia - 0.0%
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	$50,000	$51,374

Florida - 2.8%
Broward County, FL, Airport System Rev., “Q-1”, 4%, 10/01/2017	$250,000	$257,150
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/2017	700,000	726,397

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	$105,000	$105,030
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	370,000	415,651
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2021	575,000	660,784
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2022	480,000	563,491
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2023	635,000	756,380
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	535,000	646,323
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	751,395
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2019	4,000,000	4,395,480
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	1,435,000	1,620,646
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2021	1,300,000	1,479,998
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2022	600,000	696,060
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/2019 (Prerefunded 10/01/2017)	275,000	249,986
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/2023 (Prerefunded 10/01/2017)	215,000	157,466
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/2024 (Prerefunded 10/01/2017)	150,000	103,604
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2019	2,365,000	2,619,285
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2020	1,330,000	1,513,474
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2020	300,000	339,675
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2021	200,000	231,376
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	482,888
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2018	2,000,000	2,147,120
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2019	1,875,000	2,078,306
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	380,000	434,355
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 7/01/2017	1,500,000	1,541,895

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 4%, 8/01/2018	$1,600,000	$1,675,040
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2020	1,730,000	1,940,299
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2021	1,825,000	2,088,475
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2022	1,810,000	2,106,623
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2020	600,000	676,344
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2021	1,200,000	1,380,888
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center, Inc., Project), “A”, 4%, 11/01/2016	1,030,000	1,030,000
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/2017	870,000	891,524
South Florida, Water Management District, COP, 5%, 10/01/2024	2,000,000	2,465,240
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 8/15/2021	290,000	299,344
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2019	500,000	545,705
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2018	200,000	212,090
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2020	3,000,000	3,378,990
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2021	1,000,000	1,151,440

		$44,816,217
Georgia - 2.7%
Atlanta, GA, Airport Passenger Facility Charge Rev., “B”, 5%, 1/01/2018	$2,000,000	$2,095,880
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2018	700,000	733,558
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2020	400,000	448,544
Atlanta, GA, Tax Allocation Rev. (Eastside Project), 5%, 1/01/2023	250,000	296,170
Atlanta, GA, Tax Allocation Rev. (Eastside Project), 5%, 1/01/2026	575,000	706,905
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 10/01/2021	1,000,000	1,180,630
Fulton County, GA, “A”, 3%, 7/01/2017	2,515,000	2,551,870
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 10/01/2019	5,000,000	5,544,450
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2021	5,030,000	5,800,043
Gainesville, GA, Hall County Hospital Authority (Northeast Georgia Health System, Inc.), “B”, FRN, 1.58%, 8/15/2035 (Put Date 2/18/2020)	2,500,000	2,512,425
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 3.5%, 6/01/2039	4,295,000	4,560,216

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	$8,670,000	$9,945,530
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 10/01/2021	1,750,000	2,047,395
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	1,750,000	2,097,935
Gwinnett County, GA, School District, 5%, 2/01/2021	790,000	918,280
Main Street National Gas, Inc. (Gas Project Rev.), “A”, 5%, 3/15/2019	2,500,000	2,682,500

		$44,122,331
Guam - 0.6%
Guam Government Business Privilege Tax Rev., “A”, 5%, 1/01/2027	$3,185,000	$3,545,701
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/2016	955,000	956,442
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/2017	1,080,000	1,119,096
Guam Government Ltd. Obligation Rev., “A”, 2%, 12/01/2016	275,000	275,220
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2017	350,000	363,615
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2018	750,000	802,328
Guam International Airport Authority Rev., “C”, 5%, 10/01/2017	420,000	431,915
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2021	1,500,000	1,715,745

		$9,210,062
Hawaii - 0.6%
State of Hawaii, “EE”, 5%, 11/01/2020	$9,000,000	$10,344,330

Illinois - 9.9%
Chicago, IL (Modern Schools Program), “A”, AMBAC, 5%, 12/01/2024	$1,875,000	$1,881,225
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/2023	465,000	466,562
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2020	1,165,000	1,168,868
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2021	2,000,000	2,006,680
Chicago, IL, “A”, AGM, 5%, 1/01/2017	335,000	336,169
Chicago, IL, “A”, 5%, 1/01/2022	1,000,000	1,066,930
Chicago, IL, “A”, AGM, 5%, 1/01/2022	25,000	25,087
Chicago, IL, “A”, AGM, 5%, 1/01/2022	400,000	403,260
Chicago, IL, “A”, AMBAC, 5%, 1/01/2022	3,900,000	3,919,695
Chicago, IL, “A”, AGM, 5%, 1/01/2023	10,000	10,085

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, “A”, AGM, 5%, 1/01/2023	$250,000	$252,038
Chicago, IL, “A”, AMBAC, 5%, 1/01/2024	4,500,000	4,522,410
Chicago, IL, “A”, AGM, 5%, 1/01/2024	15,000	15,052
Chicago, IL, “A”, AGM, 5%, 1/01/2026	20,000	20,111
Chicago, IL, “A”, AGM, 5%, 1/01/2027	150,000	150,834
Chicago, IL, “A”, AGM, 5%, 1/01/2028	3,430,000	3,670,992
Chicago, IL, “B”, AGM, 5%, 1/01/2018	2,625,000	2,662,853
Chicago, IL, “C”, NATL, 5%, 1/01/2023	270,000	280,660
Chicago, IL, “D”, AMBAC, 5%, 12/01/2022	1,890,000	1,896,388
Chicago, IL, Board of Education, “A”, NATL, 5%, 12/01/2017	3,645,000	3,690,672
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2020	2,275,000	2,338,336
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2018	3,000,000	3,070,380
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2027	1,755,000	1,796,172
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	4,140,000	4,383,473
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2019	1,600,000	1,645,936
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2021	2,855,000	2,931,685
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2023	675,000	691,740
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2023	820,000	964,632
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,999,750
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2021	3,375,000	3,783,240
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2022	1,500,000	1,698,870
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2024	2,620,000	3,037,916
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2023	1,500,000	1,725,045
Cook County, IL, “C”, AGM, 5%, 11/15/2025	10,000,000	11,436,900
Illinois Finance Authority Rev., AGM, 5%, 5/15/2024	4,675,000	4,967,655
Illinois Finance Authority Rev. (DePaul University), 5%, 10/01/2020	3,330,000	3,786,643
Illinois Finance Authority Rev. (DePaul University), ETM, 5%, 10/01/2020	5,000	5,740
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.95%, 5/15/2017	940,000	944,578
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 3.2%, 5/15/2018	1,405,000	1,429,602
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	1,000,000	1,040,860

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 4/01/2017	$2,000,000	$2,014,780
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2025	5,000,000	6,018,600
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2026	2,700,000	3,240,567
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FRN, 1.719%, 5/01/2036 (Put Date 5/01/2021)	700,000	702,933
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2022	4,380,000	4,931,048
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2023	3,900,000	4,439,370
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), AGM, 5%, 5/15/2024 (Prerefunded 5/15/2018)	325,000	345,345
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 4/01/2019	570,000	605,283
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 8/15/2021 (Prerefunded 8/15/2019)	1,000,000	1,118,640
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2021	1,000,000	1,132,660
Illinois Finance Authority Rev. (University of Chicago), 5%, 7/01/2017	930,000	956,291
Illinois Finance Authority Rev. (University of Chicago), “B”, ETM, 5%, 7/01/2017	70,000	71,988
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/2017	2,165,000	2,180,718
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/2018	1,200,000	1,257,816
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/2019	1,000,000	1,084,830
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/2023	1,605,000	1,860,709
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/2024	7,190,000	7,272,038
Illinois Toll Highway Authority Rev., “B”, 5%, 12/01/2018	6,000,000	6,482,760
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, ETM, 0%, 1/01/2021	3,230,000	3,047,602
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, Unrefunded, 0%, 1/01/2021	4,215,000	3,866,799
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Capital Appreciation, NATL, 0%, 6/15/2018	7,090,000	6,827,103
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/2018	620,000	632,710
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 10/01/2020	500,000	533,395

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Romeoville, IL, Rev. (Lewis University Project), 4%, 10/01/2017	$365,000	$373,797
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2019	475,000	518,629
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2020	520,000	580,247
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2022	500,000	576,735
State of Illinois, BAM, 5%, 8/01/2021	8,870,000	9,773,232
State of Illinois, AGM, 5%, 1/01/2017	1,000,000	1,006,700
State of Illinois, NATL, 5%, 1/01/2019	800,000	802,704
Will County, IL, Forest Preservation District, 5%, 12/15/2019	1,250,000	1,393,625

		$161,775,378
Indiana - 2.1%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 10/15/2017	$1,350,000	$1,396,224
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/2021	1,000,000	1,154,640
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/2022	1,000,000	1,151,690
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/2019	6,195,000	6,236,754
Indiana Finance Authority Rev., “A”, 5%, 2/01/2017	3,700,000	3,740,663
Indiana Finance Authority, Wastewater Utility Rev. (CWA Authority Project), “A”, 5%, 10/01/2019	335,000	372,500
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/2022	5,000,000	5,295,200
Indiana Health Facility Financing Authority Rev. (Ascension Health Subordinate Credit Group), “A-8”, 1.25%, 11/01/2027 (Put Date 5/01/2020)	2,085,000	2,072,657
Indiana Health Facility Financing Authority Rev. (Ascension Health), “A-5”, 2%, 11/01/2027 (Put Date 8/01/2017)	1,375,000	1,385,134
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 4%, 4/01/2018	515,000	531,434
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 4/01/2019	525,000	539,768
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2020	1,690,000	1,860,132
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 3/01/2019	3,000,000	3,142,110
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	1,500,000	1,724,010
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc.), “A”, 5%, 3/01/2046 (Put Date 3/01/2023)	3,000,000	3,514,920

		$34,117,836

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - 0.5%
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 7/01/2017	$3,000,000	$3,082,770
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	1,235,000	1,288,031
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	3,325,000	3,467,410

		$7,838,211
Kansas - 0.3%
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2021	$1,200,000	$1,334,076
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2024	1,300,000	1,489,384
Johnson County, KS, Unified School District, General Obligation, “A”, 2%, 9/01/2017	750,000	757,748
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/2021	15,000	11,454
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2019	1,000,000	1,105,130

		$4,697,792
Kentucky - 0.9%
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 8/15/2018	$1,000,000	$1,062,720
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 2.5%, 5/15/2022	2,520,000	2,516,119
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 8/01/2020	5,000,000	5,658,150
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.15%, 6/01/2033 (Put Date 6/01/2017)	2,000,000	2,001,280
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.65%, 10/01/2033 (Put Date 4/03/2017)	2,700,000	2,705,994

		$13,944,263
Louisiana - 0.9%
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	$1,460,000	$1,690,300
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,165,000	1,379,511
Louisiana Gas & Fuels Tax Rev., “A-1”, 5%, 5/01/2018	2,525,000	2,679,808
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2020	335,000	376,671
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2021	420,000	483,344

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2022	$250,000	$292,838
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	2,160,000	2,542,277
New Orleans, LA, Water Rev., 5%, 12/01/2019	700,000	775,362
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	4,335,000	4,733,993

		$14,954,104
Maine - 0.4%
Portland, ME, General Airport Rev., 4%, 7/01/2018	$440,000	$461,234
Portland, ME, General Airport Rev., 4%, 7/01/2020	200,000	218,520
Portland, ME, General Airport Rev., 5%, 7/01/2022	300,000	352,998
State of Maine, “B”, 5%, 6/01/2020	5,000,000	5,694,000

		$6,726,752
Maryland - 2.0%
Maryland Department of Housing & Community Development, “D”, 4%, 9/01/2036	$3,785,000	$4,014,939
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	2,710,000	2,742,493
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,568,120
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,868,064
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	762,294
Montgomery & Prince George’s Counties, MD, Washington Suburban Sanitary District Rev., “A”, FRN, 0.61%, 6/01/2023 (Put Date 11/18/2016)	4,200,000	4,200,000
State of Maryland, “B”, 5%, 3/15/2017	10,000,000	10,162,400
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,209,250
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021	5,500,000	6,450,730

		$32,978,290
Massachusetts - 4.0%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 4/01/2017	$1,770,000	$1,798,940
Commonwealth of Massachusetts Consolidated Loan, “D”, FRN, 1.06%, 1/01/2018	1,500,000	1,500,540
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/2021	6,185,000	7,263,169

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Bay Transportation Authority Rev., “A-1”, FRN, 0.61%, 3/01/2030 (Put Date 11/18/2016)	$3,225,000	$3,225,000
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/2017	1,000,000	1,007,240
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2021	585,000	662,828
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2022	585,000	675,698
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2023	440,000	517,048
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2024	1,065,000	1,267,126
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	75,000	79,237
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	145,000	166,631
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2018	1,485,000	1,589,217
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2019	1,605,000	1,770,058
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,186,060
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 10/01/2017	405,000	415,692
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	220,000	245,623
Massachusetts Educational Financing Authority Education Loan Rev., “A”, 5%, 1/01/2021	5,500,000	6,114,405
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 1/01/2017	2,800,000	2,821,224
Massachusetts Educational Financing Authority Rev., “J”, 4.75%, 7/01/2019	1,235,000	1,326,069
Massachusetts Educational Financing Authority Rev., “J”, 5%, 7/01/2020	4,400,000	4,852,848
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/2018	1,085,000	1,145,228
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	4,365,000	4,230,514
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/2029	815,000	876,565
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 8/15/2022	8,405,000	10,126,596

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Water Resources Authority, “A”, 4%, 8/01/2017	$5,855,000	$6,002,019
State of Massachusetts, “C”, 5.25%, 8/01/2022 (Prerefunded 8/01/2017)	4,085,000	4,223,849

		$65,089,424
Michigan - 3.2%
Central Michigan University Rev., 5%, 10/01/2017	$1,760,000	$1,826,616
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “B”, NATL, 5.25%, 7/01/2022	3,000,000	3,063,960
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/2023	730,000	731,124
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/2025	95,000	95,146
Michigan Building Authority, “I”, 5%, 10/15/2021	1,750,000	2,052,278
Michigan Finance Authority (City of Detroit Distributable State Aid), “C-3”, 4%, 4/01/2017	8,000,000	8,098,000
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	586,634
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	733,394
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/2020	9,000,000	9,951,120
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/2022	3,275,000	3,340,697
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C”, 5%, 7/01/2026	1,000,000	1,190,250
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2019	1,000,000	1,094,440
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2020	1,500,000	1,684,875
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2021	1,000,000	1,150,820
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “D-1”, 5%, 7/01/2022	500,000	580,410
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “D-1”, 5%, 7/01/2021	400,000	456,844
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/2020	1,500,000	1,688,880
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/2021	3,500,000	4,034,695

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$1,000,000	$1,142,370
Regents of the University of Michigan General Rev., “C”, 5%, 4/01/2017	3,720,000	3,788,002
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2021	2,460,000	2,859,086
State of Michigan, 5%, 11/15/2018	1,000,000	1,082,380
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	301,933
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	426,363
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	475,292

		$52,435,609
Minnesota - 1.7%
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2020	$1,750,000	$1,947,330
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2021	2,000,000	2,275,600
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2022	1,505,000	1,748,825
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 3/01/2019	9,215,000	10,083,145
State of Minnesota, “B”, 5%, 8/01/2021	5,000,000	5,886,400
State of Minnesota, “H”, 5%, 11/01/2016	3,000,000	3,000,000
State of Minnesota, “H”, 5%, 11/01/2017	2,600,000	2,711,020

		$27,652,320
Mississippi - 1.8%
City of Jackson, MS, Water & Sewer System Rev. , BAM, 4%, 9/01/2022	$400,000	$440,972
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2018	400,000	417,588
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2020	625,000	673,769
City of Jackson, MS, Water & Sewer System Rev. ., BAM, 4%, 9/01/2019	700,000	744,065
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	2,065,000	2,431,765
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,590,000	4,262,335
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2026	2,485,000	2,970,718

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	$1,395,000	$1,656,563
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/2021	1,685,000	1,934,818
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/2023	1,000,000	1,179,260
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	7,000,000	8,122,730
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-2”, 1.4%, 9/01/2022 (Put Date 8/15/2017)	4,000,000	3,999,760

		$28,834,343
Missouri - 1.0%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$435,000	$463,179
Missouri Environmental Improvement & Energy Resources Authority Rev. (Kansas City Power & Light Co. Project), 1.25%, 7/01/2017	2,000,000	2,006,240
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/2017	650,000	666,926
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/2018	675,000	709,385
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2025	215,000	256,794
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2023	250,000	292,925
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 4%, 2/01/2020	535,000	574,494
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2021	565,000	637,151
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2022	550,000	631,059
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/2017	400,000	407,448
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/2018	400,000	420,712
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/2019	450,000	486,428
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	1,210,000	1,292,026

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
St. Louis County, MO, Industrial Development Authority Rev., (Friendship Village Sunset Hills), “B”, 2.85%, 9/01/2018	$1,500,000	$1,506,975
St. Louis County, MO, Industrial Development Authority Senior Living Facilities Rev. (St. Andrews Resources for Seniors Obligated Group), “B”, 3.125%, 12/01/2019	125,000	124,054
University of Missouri Curators Facilities Rev, “A”, 5%, 11/01/2019	5,000,000	5,594,350

		$16,070,146
Nebraska - 0.5%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/2018	$2,345,000	$2,527,183
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/2020	1,710,000	1,894,338
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/2021	2,000,000	2,266,180
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	995,000	1,018,940

		$7,706,641
Nevada - 0.5%
Clark County, NV, School District, 5%, 6/15/2017	$2,845,000	$2,920,421
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 12/01/2026 (Put Date 6/01/2018)	1,950,000	2,053,818
Nevada Unemployment Compensation Rev., 5%, 12/01/2017	2,500,000	2,614,300

		$7,588,539
New Jersey - 5.1%
East Orange, NJ, 2%, 8/17/2017	$4,000,000	$4,030,040
New Jersey Building Authority, State Building Rev., “A”, BAM, 5%, 6/15/2025	2,000,000	2,360,740
New Jersey Building Authority, State Building Rev., “A”, BAM, 5%, 6/15/2026	1,500,000	1,794,300
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 4%, 11/01/2016	500,000	500,000
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2018	1,000,000	1,031,530
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2020	1,000,000	1,055,270
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2021	2,465,000	2,624,707
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,155,910

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev., 5%, 6/15/2018	$4,000,000	$4,186,160
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	95,000	106,135
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	560,000	634,995
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	640,000	735,226
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/2020	500,000	557,270
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2021	300,000	335,544
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/2021	425,000	480,917
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	720,000	758,794
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	1,710,000	1,765,130
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 7/01/2017	700,000	718,788
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,709,779
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,583,462
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	2,930,000	2,932,842
New Jersey Higher Education Student Assistance Authority, Student Loan Rev., “1A”, 2.75%, 12/01/2027	4,600,000	4,535,186
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2019	2,000,000	2,045,860
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	11,065,000	11,219,689
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/2041	290,000	75,052
New Jersey Transportation Trust Fund Authority, “D”, 5%, 12/15/2018	2,500,000	2,665,725
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2030	6,415,000	6,675,064
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2031	5,135,000	5,334,033
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-2”, 5%, 6/15/2020	5,000,000	5,479,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	$1,440,000	$1,703,016
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	2,205,052
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	2,063,462
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 6/01/2017	775,000	787,423
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 6/01/2018	2,250,000	2,342,655
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 6/01/2019	3,580,000	3,901,054

		$83,089,860
New Mexico - 0.9%
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 6/01/2040 (Put Date 6/01/2017)	$2,000,000	$2,037,940
New Mexico Finance Authority State Transportation Rev., 5%, 6/15/2018	2,000,000	2,134,920
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/2039 (Put Date 8/01/2019)	9,315,000	10,218,928

		$14,391,788
New York - 5.7%
Build NYC Resource Corp., Solid Waste Disposal Rev. (Pratt Paper New York, Inc. Project), 3.75%, 1/01/2020	$1,335,000	$1,382,045
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 6/01/2022	1,140,000	1,310,122
Metropolitan Transportation Authority (Hudson Rail Yards Trust), “A”, 5%, 11/15/2046	6,130,000	6,680,903
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 3/01/2017	430,000	436,454
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 4%, 7/01/2018	800,000	836,840
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2020	1,000,000	1,124,390
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2021	200,000	228,422
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2022	250,000	290,788

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 10/01/2017	$2,000,000	$2,078,060
New York Counties Tobacco Trust VI, “C”, 2.45%, 6/01/2042	1,490,000	1,486,320
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), LOC, 6.25%, 8/15/2022	1,000,000	1,004,780
New York Dormitory Authority Rev. (Pace University), “A”, 4%, 5/01/2018	1,945,000	2,011,850
New York Dormitory Authority Rev. (Pace University), “A”, ETM, 4%, 5/01/2018	55,000	57,459
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/2018	1,000,000	1,063,190
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 5/01/2017	1,500,000	1,530,720
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.375%, 12/01/2027 (Put Date 5/01/2020)	10,000,000	10,237,000
New York Environmental Facilities Corp. Rev., “C”, 5%, 5/15/2020	3,395,000	3,868,603
New York Environmental Facilities Corp. Rev., “C”, 5%, 11/15/2020	2,820,000	3,264,799
New York Environmental Facilities Corp. Rev., “C”, ETM, 5%, 11/15/2020	5,000	5,772
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5%, 12/01/2016	5,500,000	5,519,855
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5%, 5/01/2019	2,675,000	2,935,759
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 4/01/2019	1,350,000	1,480,829
New York Urban Development Corp., State Personal Income Tax Rev., “A”, 5%, 3/15/2025	10,000,000	12,457,100
New York, NY, “A-4”, FRN, 0.55%, 8/01/2038 (Put Date 11/18/2016)	8,000,000	8,000,000
New York, NY, “C”, 5%, 8/01/2017	1,000,000	1,032,260
New York, NY, “J-4”, FRN, 1.18%, 8/01/2025	1,035,000	1,035,072
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/2018	3,250,000	3,464,858
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/2019	1,250,000	1,377,050
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “C”, ETM, 5%, 11/01/2016	4,000,000	4,000,000
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-B”, 1.2%, 11/01/2017	1,040,000	1,040,270
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 1.35%, 1/01/2036 (Put Date 8/01/2017)	5,000,000	5,017,450

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/2017	$200,000	$203,632
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/2018	250,000	262,945
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), “A”, 5%, 7/01/2019	250,000	269,605
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2016	1,460,000	1,465,183
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2017	1,440,000	1,502,136
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2019	1,410,000	1,569,725
Rockland County, NY, BAM, 5%, 6/01/2021	815,000	933,868

		$92,466,114
North Carolina - 0.6%
Durham County, NC, 5%, 4/01/2019	$1,000,000	$1,097,410
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project) , “A”, ASSD GTY, 5%, 6/01/2022	665,000	764,770
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project) , “A”, ASSD GTY, 5%, 6/01/2023	325,000	377,640
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project) , “A”, ASSD GTY, 5%, 6/01/2024	700,000	822,220
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “C”, FRN, 1.37%, 12/01/2033 (Put Date 12/01/2017)	2,700,000	2,693,223
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2020	500,000	574,025
State of North Carolina, “A”, 5%, 3/01/2017	3,500,000	3,550,925
University of North Carolina at Greensboro, General Obligation Rev., 5%, 4/01/2020	500,000	563,410

		$10,443,623
North Dakota - 0.2%
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, ETM, 3%, 7/01/2017	$1,335,000	$1,354,478
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, ETM, 3%, 7/01/2018	1,180,000	1,218,503

		$2,572,981
Ohio - 2.4%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/2017	$1,260,000	$1,275,435
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	3,775,000	3,567,337

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Cincinnati, OH, Water System Rev., Refunding, “B”, 5%, 12/01/2023	$4,325,000	$5,363,433
Cleveland, OH, Airport System Rev., “A”, AMBAC, 5.25%, 1/01/2017	1,000,000	1,006,770
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2024	1,200,000	1,438,332
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,515,488
Cleveland, OH, General Receipts Refunding (A State University of Ohio), “A”, 5%, 6/01/2023	405,000	489,378
Cleveland, OH, General Receipts Refunding (A State University of Ohio), “A”, 5%, 6/01/2024	815,000	997,519
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 5/15/2021 (Prerefunded 11/15/2020)	375,000	431,618
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2021 (Prerefunded 11/15/2020)	385,000	443,127
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2022 (Prerefunded 11/15/2020)	405,000	466,147
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 5/15/2018	335,000	345,861
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 5/15/2019	345,000	361,881
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 11/15/2019	300,000	317,313
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 5/15/2020	360,000	395,021
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 11/15/2020	365,000	404,986
Columbus, OH, 5%, 7/01/2022	2,350,000	2,831,351
Hamilton County, OH, Healthcare Improvement Rev. (Life Enriching Communities), 5%, 1/01/2023	500,000	573,160
Hamilton County, OH, Healthcare Improvement Rev. (Life Enriching Communities), 5%, 1/01/2024	675,000	780,280
Ohio Higher Education, “C”, 5%, 8/01/2021	8,000,000	9,406,720
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2021	600,000	685,434
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2022	500,000	579,930
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	736,400
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2022	775,000	904,828

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2021	$1,000,000	$1,146,010
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 6/01/2020	2,000,000	2,294,380

		$38,758,139
Oklahoma - 0.4%
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 7/01/2017	$2,500,000	$2,525,050
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2020	1,500,000	1,675,410
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2021	700,000	798,581
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2022	600,000	694,812
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 10/01/2022	1,000,000	1,108,200

		$6,802,053
Oregon - 0.9%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	$500,000	$591,685
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4%, 5/01/2021	350,000	383,464
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2022	350,000	406,746
Lake Oswego, OR , 4%, 6/01/2019	1,195,000	1,286,991
Lake Oswego, OR , 4%, 6/01/2020	1,830,000	2,017,081
Lake Oswego, OR , 4%, 6/01/2021	2,330,000	2,621,180
Oregon Health & Science University Rev., “A”, 5%, 7/01/2018	785,000	835,279
Portland, OR, Sewer System Rev. , “A”, 5%, 3/01/2018	5,000,000	5,277,700
Washington County, OR, School District, AGM, 5.25%, 6/15/2018	1,000,000	1,068,270

		$14,488,396
Pennsylvania - 7.7%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 3/01/2026	$525,000	$645,929
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FRN, 1.227%, 2/01/2021	1,590,000	1,588,235
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 8/01/2033 (Put Date 5/01/2018)	2,000,000	2,094,940
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2017	1,000,000	1,039,620

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2018	$1,000,000	$1,073,160
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2019	500,000	552,265
Butler County, PA, Hospital Authority Rev. (Butler Health System), ETM, 5.375%, 7/01/2017	1,465,000	1,510,063
Cambria County, PA, ETM, BAM, 4%, 8/01/2019	900,000	972,963
Cambria County, PA, ETM, BAM, 5%, 8/01/2020	600,000	686,076
Cambria County, PA, Unrefunded Balance, BAM, 4%, 8/01/2019	1,445,000	1,534,026
Cambria County, PA, Unrefunded Balance, BAM, 5%, 8/01/2020	955,000	1,062,925
Capital Region, PA, Water Rev., “A”, BAM, 5%, 7/15/2023	1,705,000	2,037,646
Capital Region, PA, Water Rev., “A”, BAM, 5%, 7/15/2022	1,725,000	2,030,342
Capital Region, PA, Water Rev., “A”, BAM, 5%, 7/15/2024	750,000	906,990
Capital Region, PA, Water Rev., “A”, BAM, 5%, 7/15/2029	450,000	539,672
Commonwealth of Pennsylvania, AGM, 5%, 2/01/2025	15,575,000	19,049,783
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	585,000	663,332
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,025,000	1,183,916
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	730,000	857,830
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 12/01/2026	1,400,000	1,468,334
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 4%, 5/01/2017	425,000	429,994
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2019	445,000	478,072
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2020	500,000	548,860
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health), 5.25%, 6/01/2017	120,000	123,079
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health), ETM, 5.25%, 6/01/2017	475,000	487,502
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 6/01/2018	1,795,000	1,821,225
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 8/01/2017	425,000	438,409
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/2017	4,290,000	4,426,465
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2025	500,000	607,300
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2024	600,000	724,716
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2023	300,000	359,103
Lancaster County School District, PA, “B”, AGM, 5%, 6/01/2025	2,000,000	2,447,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lancaster County School District, PA, “B”, AGM, 5%, 6/01/2026	$3,115,000	$3,836,154
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2021	300,000	349,872
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2022	320,000	381,232
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	859,068
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	325,653
Lehigh County, PA, General Purpose Authority (Lehigh Valley Health Network Hospital), “A”, 5%, 7/01/2017	2,140,000	2,198,165
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2021	1,295,000	1,153,936
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2022	1,345,000	1,167,675
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	888,630
Luzerne County, PA, “A”, AGM, 5%, 11/15/2020	1,355,000	1,516,855
Luzerne County, PA, “A”, AGM, 5%, 11/15/2021	3,000,000	3,423,930
Luzerne County, PA, “B”, AGM, 5%, 5/15/2020	2,200,000	2,437,380
Luzerne County, PA, “B”, AGM, 5%, 5/15/2021	2,055,000	2,320,794
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/2023	1,225,000	1,401,278
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2021	2,000,000	2,228,420
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2022	3,485,000	3,945,369
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	880,000	888,580
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.85%, 8/01/2045 (Put Date 2/01/2017)	6,665,000	6,665,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5.25%, 9/01/2017	1,000,000	1,035,420
Pennsylvania Economic Development Financing Authority, Tax Exempt Private Activity Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2022	5,000,000	5,753,500
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 11/01/2018	265,000	271,726
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 11/01/2019	1,325,000	1,445,708

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5%, 5/01/2017	$1,000,000	$1,021,210
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 7/01/2017	825,000	848,323
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 7/01/2018	1,005,000	1,073,169
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 4/01/2017	500,000	506,765
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	6,747,745
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,815,150
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/2022	1,510,000	1,796,976
Southcentral, PA, General Authority Hospital Rev. (Hanover Hospital, Inc.), 5%, 12/01/2018	1,330,000	1,427,383
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	1,250,000	1,455,275
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,173,770
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2027	1,000,000	1,180,090
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2020	855,000	941,406
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2022	930,000	1,059,754
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2025	1,605,000	1,882,440

		$125,814,373
Puerto Rico - 4.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$1,830,000	$1,907,665
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2018	550,000	574,519
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AGM, 5.25%, 7/01/2022	3,235,000	3,527,023
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2020	2,950,000	3,188,891
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2024	740,000	800,214
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2025	1,740,000	1,979,998
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2017	165,000	162,492
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2018	70,000	65,937

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2019	$350,000	$318,066
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2020	610,000	526,412
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2017	1,000,000	1,021,270
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	540,000	574,538
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	5,160,000	5,639,261
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	2,265,000	2,508,216
Commonwealth of Puerto Rico, Public Improvement, “A”, AMBAC, 5.5%, 7/01/2019	1,065,000	1,110,444
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	200,000	200,388
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,000,000	2,079,820
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	333,318
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	1,430,000	1,422,850
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/2017	90,000	92,183
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	40,000	43,052
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	1,095,000	1,210,742
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2023	435,000	480,031
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	110,000	110,158
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2023	370,000	374,688
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2024	705,000	713,932
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	1,625,000	1,645,589
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2023	860,000	870,896
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	25,000	25,242
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	100,000	103,666
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	6,490,000	6,874,792

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	$260,000	$263,942
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	1,075,000	1,091,297
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,327,240
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	195,000	209,075
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5%, 3/01/2021	45,000	44,566
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/2021	285,000	285,003
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2017	340,000	340,109
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2018	220,000	219,960
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	110,000	105,879
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	380,000	375,546
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	295,000	289,507
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2018	310,000	325,078
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2023	3,310,000	3,501,153
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	3,520,000	3,735,107
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	2,270,000	2,423,089
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	1,510,000	1,617,391

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	$135,000	$140,427
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	390,000	405,565
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	2,215,000	2,262,113
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	2,555,000	2,679,275
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	3,210,000	3,265,886
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	245,000	245,265

		$65,638,766
Rhode Island - 2.0%
Providence, RI, “A”, 5%, 7/15/2017	$1,385,000	$1,421,384
Providence, RI, “A”, 4%, 7/15/2019	400,000	425,600
Providence, RI, “A”, 5%, 1/15/2020	1,625,000	1,787,451
Providence, RI, “A”, 5%, 1/15/2021	1,000,000	1,123,210
Rhode Island Health & Educational Building Corp. Rev., “A”, (Providence Public Building Authority), 5%, 5/15/2019	2,000,000	2,170,480
Rhode Island Health & Educational Building Corp. Rev., “A”, (Providence Public Building Authority), 5%, 5/15/2021	2,240,000	2,541,168
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5%, 5/15/2025	4,000,000	4,781,400
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5%, 5/15/2026	5,000,000	6,008,200
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/2016	500,000	501,740
Rhode Island Student Loan Program Authority Rev., “A”, 2.125%, 12/01/2018	3,200,000	3,230,208
Rhode Island Student Loan Program Authority Rev., “A”, 2.5%, 12/01/2019	4,590,000	4,658,253
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/2020	2,000,000	2,220,540
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/2021	880,000	995,236
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/2022	550,000	629,640

		$32,494,510
South Carolina - 1.5%
Beaufort County, SC, School District, “B”, 5%, 3/01/2017	$2,500,000	$2,536,375
Berkeley County, SC, School District Rev., 5%, 12/01/2018	630,000	678,245
Berkeley County, SC, School District Rev., 5%, 12/01/2017	500,000	521,110

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
Charleston County School District, SC, (Sales Tax Projects- Phase III), “B”, SCSDE, 5%, 5/02/2017	$5,000,000	$5,104,850
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/2022	3,095,000	3,766,182
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 1/01/2018	750,000	784,523
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,545,000	4,889,556
Richland County, SC, School District No. 1, 4%, 3/01/2019	1,270,000	1,358,557
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	1,300,000	1,578,122
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,206,080
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,825,890

		$24,249,490
Tennessee - 2.1%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2018	$5,120,000	$5,493,555
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/2018	1,000,000	1,051,370
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/2019	920,000	1,001,981
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2021	720,000	833,659
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2022	1,680,000	1,994,815
Metropolitan Government Nashville & Davidson County, TN, 5%, 1/01/2017	1,000,000	1,007,290
Metropolitan Government of Nashville & Davidson County, TN, 5%, 1/01/2026	5,450,000	6,907,003
Metropolitan Government of Nashville & Davidson County, TN, “A”, 4%, 7/01/2017	4,000,000	4,089,240
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 5/15/2021	7,500,000	8,754,450
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/2016	695,000	696,661
Shelby County, TN, Public Improvement & School, “B”, 5%, 4/01/2018	1,100,000	1,164,625
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,000,000	1,102,450

		$34,097,099
Texas - 7.7%
Alamo, TX, Regional Mobility Authority Vehicle Registration Fee Rev., 5%, 6/15/2024	$1,420,000	$1,756,043

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Alamo, TX, Regional Mobility Authority Vehicle Registration Fee Rev., 5%, 6/15/2025	$1,000,000	$1,250,300
Arlington, TX, Independent School District Rev., “A”, PSF, 5%, 2/15/2019	1,275,000	1,389,878
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2019	1,000,000	1,005,200
Austin, TX, Public Improvement Rev., 5%, 9/01/2022	5,000,000	6,027,600
Brownsville, TX, Independent School District, “A”, PSF, 5%, 2/15/2021	6,595,000	7,630,481
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2017	450,000	453,083
Clifton, TX, Higher Education Finance Corp., Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	2,685,000	2,743,184
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 3/01/2017	2,000,000	2,022,120
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 11/01/2018	5,415,000	5,723,276
Dallas, TX, Independent School District, PSF, 5.25%, 2/15/2018	795,000	839,552
Dallas, TX, Waterworks & Sewer System Rev., 3%, 10/01/2017	1,000,000	1,020,880
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 4%, 9/01/2020	650,000	691,834
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	579,821
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2/15/2020	2,940,000	3,310,352
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.269%, 10/01/2029 (Put Date 3/01/2017)	1,500,000	1,502,370
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/2017	400,000	407,932
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/2018	430,000	451,307
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/2016	750,000	751,253
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/2018	470,000	508,893
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/2019	600,000	649,140
Harris County, TX, Hospital District Tax Rev., 5%, 2/15/2021	2,395,000	2,757,244

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/2020	$575,000	$648,698
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/2021	1,000,000	1,148,540
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2020	1,000,000	1,127,830
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	475,000	511,494
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,010,000	1,139,805
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	705,000	773,406
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, PSF, 4%, 2/15/2019	840,000	895,348
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, PSF, 4%, 2/15/2020	880,000	958,918
Klein, TX, Independent School District, PSF, 5%, 8/01/2021 (Prerefunded 8/01/2018)	895,000	958,178
Klein, TX, Independent School District, PSF, 5%, 8/01/2021	105,000	112,431
Lone Star College System, TX, “A”, 5%, 8/15/2018	4,250,000	4,558,465
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2026	3,125,000	3,655,938
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 1%, 1/01/2020 (Put Date 1/03/2017)	7,000,000	7,000,000
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 0.9%, 1/01/2026 (Put Date 11/01/2016)	5,000,000	5,000,000
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), “B-1”, 3.25%, 11/15/2022	55,000	54,910
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), “B-2”, 3%, 11/15/2021	30,000	29,958
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 1.25%, 11/01/2018	200,000	198,978
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 4%, 11/01/2020	350,000	380,247
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2018	100,000	103,584
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2019	300,000	316,449

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2021	$400,000	$433,656
North East, TX, Independent School District, PSF, 5%, 8/01/2025	5,000,000	6,312,550
North Harris County, TX, Regional Water Authority Rev., 5%, 12/15/2021	1,100,000	1,293,974
Pflugerville, TX, Independent School District, PSF, 5%, 2/15/2024 (Prerefunded 2/15/2017)	1,000,000	1,012,410
Plano, TX, Independent School District, “A”, 5%, 2/15/2017	1,000,000	1,012,630
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 6/01/2019	1,250,000	1,275,525
Tarrant County, TX, 5%, 7/15/2018	2,770,000	2,963,457
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/2022	1,160,000	1,372,732
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, ETM, 5%, 8/15/2018	500,000	536,525
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Foundation, Inc.), ETM 5.75%, 11/15/2019	630,000	671,996
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2019	1,260,000	1,376,752
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2020	785,000	877,151
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2021	1,390,000	1,579,276
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2022	1,460,000	1,686,300
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/2020	265,000	266,760
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Project), 5%, 11/15/2016	280,000	280,339
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Project), ETM, 5%, 11/15/2016	220,000	220,365
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2/15/2019	500,000	506,175
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), “A”, 5%, 2/15/2026	1,750,000	2,179,240

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities, Finance Corp. Rev. (Trinity Terrace Project), “A-2”, 2.5%, 12/01/2018	$5,280,000	$5,306,981
Texas Technical College System Rev., AGM, 5%, 10/15/2024	1,425,000	1,725,518
Texas Technical College System Rev., AGM, 5%, 10/15/2025	1,550,000	1,894,131
Texas Technical College System Rev., AGM, 5%, 10/15/2026	1,000,000	1,234,270
Texas Transportation Commission State Highway Fund (First Tier), “A”, 5%, 4/01/2024	10,000,000	12,398,400
Texas Transportation Commission State Highway Fund (First Tier), “B”, 4%, 4/01/2026 (Put Date 10/01/2021)	3,000,000	3,363,240
Texas Transportation Commission, Central Texas Turnpike System Rev., “C”, 5%, 8/15/2022	400,000	467,576

		$125,292,849
U.S. Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023	$1,500,000	$1,704,885
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024	1,500,000	1,701,990
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/2025	3,625,000	3,956,361
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	3,595,000	3,996,418

		$11,359,654
Utah - 0.4%
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/2022	$750,000	$799,845
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 11/01/2017	5,000,000	5,210,950

		$6,010,795
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2017	$220,000	$225,427
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2019	100,000	109,004
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	2,050,000	2,291,367
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2024	110,000	129,137

		$2,754,935
Virginia - 1.6%
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., 5%, 9/15/2018	$500,000	$537,880
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., A”, 5%, 3/15/2018	6,825,000	7,209,930
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/2020	2,175,000	2,473,519

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Portsmouth, VA, Refunding and Public Improvement, “A”, 5%, 2/01/2021	$1,375,000	$1,594,863
Richmond, VA, Public Improvement Rev., “A”, 5%, 3/01/2022	5,370,000	6,390,085
Virginia Public School Authority, “C”, 5%, 8/01/2018	1,000,000	1,071,160
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/2019 (Prerefunded 10/01/2017)	1,980,000	2,057,359
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2020	1,150,000	1,298,546
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2021	1,000,000	1,155,010
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2022	750,000	884,925
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 7/01/2019	615,000	667,533

		$25,340,810
Washington - 2.5%
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2018	$1,400,000	$1,490,384
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2019	2,025,000	2,225,759
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2020	2,230,000	2,507,390
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2021	2,455,000	2,825,263
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2022	2,000,000	2,353,320
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	1,500,000	1,791,420
Pierce County, WA, “A”, 5%, 7/01/2022	3,290,000	3,912,304
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2019	700,000	764,330
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2020	1,175,000	1,318,374
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2022	1,740,000	2,027,535
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2/01/2018	4,000,000	4,205,560
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 12/01/2022	765,000	768,443
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 10/01/2042 (Put Date 10/01/2021)	1,000,000	1,167,350
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 3%, 7/01/2017	1,030,000	1,038,755
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 7/01/2020	1,175,000	1,294,615
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/2021	600,000	604,470
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2021	7,420,000	8,583,011

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Yakima County, WA, “A”, AGM, 4%, 12/01/2017	$2,300,000	$2,378,062

		$41,256,345
West Virginia - 0.1%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2021	$1,445,000	$1,663,643

Wisconsin - 1.2%
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance Senior Credit Group), “B”, 5%, 11/15/2043 (Put Date 6/01/2021)	$5,000,000	$5,796,300
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 7/15/2022	6,000,000	6,915,840
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “B-1”, 1.25%, 8/15/2025 (Put Date 8/15/2017)	1,810,000	1,814,000
Wisconsin Health & Educational Facilities Authority Rev. (Unity Point Health Facilities), “A”, 5%, 12/01/2020	800,000	915,128
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	3,225,000	3,548,984

		$18,990,252
Total Municipal Bonds (Identified Cost, $1,568,453,612)		$1,606,417,868

Other Municipal Bonds - 0.3%
Multi-Family Housing Revenue - 0.3%
Freddie Mac, 1.6%, 8/15/2051 (Identified Cost, $4,000,000)	$4,000,000	$3,967,520

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.44% (v) (Identified Cost, $36,297,616)	36,297,616	$36,297,616
Total Investments (Identified Cost, $1,608,751,228)		$1,646,683,004

Other Assets, Less Liabilities - (1.2)%		(18,884,268)
Net Assets - 100.0%		$1,627,798,736

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SCSDE	South Carolina School Discount Enhancement
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,572,453,612)	$1,610,385,388
Underlying affiliated funds, at value (identified cost, $36,297,616)	36,297,616
Total investments, at value (identified cost, $1,608,751,228)	$1,646,683,004
Cash	230
Receivables for
Investments sold	12,218,652
Fund shares sold	4,106,898
Interest	19,272,501
Total assets	$1,682,281,285
Liabilities
Payables for
Distributions	$409,469
Investments purchased	50,448,817
Fund shares reacquired	3,009,321
Payable to affiliates
Investment adviser	72,445
Shareholder servicing costs	393,183
Distribution and service fees	27,988
Payable for independent Trustees’ compensation	1,972
Accrued expenses and other liabilities	119,354
Total liabilities	$54,482,549
Net assets	$1,627,798,736
Net assets consist of
Paid-in capital	$1,595,052,216
Unrealized appreciation (depreciation) on investments	37,931,776
Accumulated net realized gain (loss) on investments	(5,182,904)
Accumulated distributions in excess of net investment income	(2,352)
Net assets	$1,627,798,736
Shares of beneficial interest outstanding	198,676,087

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$742,377,335	90,570,325	$8.20
Class B	1,755,792	214,461	8.19
Class C	140,762,789	17,163,930	8.20
Class I	742,902,820	90,727,371	8.19

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.41 [100 / 97.5 x $8.20]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$20,424,053
Dividends from underlying affiliated funds	66,810
Total investment income	$20,490,863
Expenses
Management fee	$3,180,338
Distribution and service fees	1,651,173
Shareholder servicing costs	696,301
Administrative services fee	127,324
Independent Trustees’ compensation	15,341
Custodian fee	104,440
Shareholder communications	30,186
Audit and tax fees	26,334
Legal fees	10,358
Miscellaneous	103,770
Total expenses	$5,945,565
Fees paid indirectly	(80)
Reduction of expenses by investment adviser and distributor	(427,255)
Net expenses	$5,518,230
Net investment income	$14,972,633
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(33,225)
Underlying affiliated funds	5
Net realized gain (loss) on investments	$(33,220)
Change in unrealized appreciation (depreciation) on investments	$(7,635,567)
Net realized and unrealized gain (loss) on investments	$(7,668,787)
Change in net assets from operations	$7,303,846

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/16 (unaudited)	Year ended 4/30/16
From operations
Net investment income	$14,972,633	$27,287,397
Net realized gain (loss) on investments	(33,220)	128,859
Net unrealized gain (loss) on investments	(7,635,567)	10,487,429
Change in net assets from operations	$7,303,846	$37,903,685
Distributions declared to shareholders
From net investment income	$(14,660,997)	$(26,092,358)
Change in net assets from fund share transactions	$138,190,606	$(141,815,403)
Total change in net assets	$130,833,455	$(130,004,076)
Net assets
At beginning of period	1,496,965,281	1,626,969,357
At end of period (including accumulated distributions in excess of net investment income of $2,352 and $313,988, respectively)	$1,627,798,736	$1,496,965,281

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$8.23		$8.16	$8.13	$8.28	$8.23	$7.93
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.15	$0.13	$0.14	$0.17	$0.19
Net realized and unrealized gain (loss) on investments	(0.03)		0.06	0.03	(0.15)	0.03	0.30
Total from investment operations	$0.05		$0.21	$0.16	$(0.01)	$0.20	$0.49
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.14)	$(0.13)	$(0.14)	$(0.15)	$(0.19)
Net asset value, end of period (x)	$8.20		$8.23	$8.16	$8.13	$8.28	$8.23
Total return (%) (r)(s)(t)(x)	0.57	(n)	2.63	1.94	(0.13)	2.51	6.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.80	0.80	0.79	0.81	0.80
Expenses after expense reductions (f)	0.68	(a)	0.69	0.69	0.69	0.70	0.70
Net investment income	1.89	(a)	1.82	1.63	1.75	2.00	2.33
Portfolio turnover	10	(n)	24	15	34	11	17
Net assets at end of period (000 omitted)	$742,377		$703,594	$677,065	$685,309	$737,158	$563,330

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$8.22		$8.15	$8.12	$8.27	$8.22	$7.92
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.09	$0.07	$0.08	$0.11	$0.13
Net realized and unrealized gain (loss) on investments	(0.03)		0.06	0.03	(0.15)	0.03	0.30
Total from investment operations	$0.02		$0.15	$0.10	$(0.07)	$0.14	$0.43
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.08)	$(0.07)	$(0.08)	$(0.09)	$(0.13)
Net asset value, end of period (x)	$8.19		$8.22	$8.15	$8.12	$8.27	$8.22
Total return (%) (r)(s)(t)(x)	0.19	(n)	1.87	1.18	(0.86)	1.75	5.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.55	1.55	1.55	1.55	1.55
Expenses after expense reductions (f)	1.44	(a)	1.45	1.45	1.44	1.45	1.45
Net investment income	1.15	(a)	1.08	0.88	1.01	1.29	1.60
Portfolio turnover	10	(n)	24	15	34	11	17
Net assets at end of period (000 omitted)	$1,756		$1,945	$1,708	$1,972	$1,394	$1,856

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$8.24		$8.16	$8.13	$8.28	$8.24	$7.94
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.08	$0.06	$0.07	$0.10	$0.12
Net realized and unrealized gain (loss) on investments	(0.04)		0.07	0.03	(0.15)	0.02 (g)	0.30
Total from investment operations	$0.00		$0.15	$0.09	$(0.08)	$0.12	$0.42
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.07)	$(0.06)	$(0.07)	$(0.08)	$(0.12)
Net asset value, end of period (x)	$8.20		$8.24	$8.16	$8.13	$8.28	$8.24
Total return (%) (r)(s)(t)(x)	0.02	(n)	1.88	1.08	(0.97)	1.52	5.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.55	1.55	1.54	1.55	1.55
Expenses after expense reductions (f)	1.53	(a)	1.54	1.54	1.54	1.55	1.55
Net investment income	1.05	(a)	0.97	0.78	0.91	1.16	1.47
Portfolio turnover	10	(n)	24	15	34	11	17
Net assets at end of period (000 omitted)	$140,763		$139,554	$140,213	$148,207	$183,295	$150,584
See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$8.22		$8.15	$8.12	$8.27	$8.23	$7.93
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.16	$0.14	$0.15	$0.18	$0.20
Net realized and unrealized gain (loss) on investments	(0.03)		0.06	0.03	(0.15)	0.03	0.30
Total from investment operations	$0.05		$0.22	$0.17	$0.00	$0.21	$0.50
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.15)	$(0.14)	$(0.15)	$(0.17)	$(0.20)
Net asset value, end of period (x)	$8.19		$8.22	$8.15	$8.12	$8.27	$8.23
Total return (%) (r)(s)(x)	0.65	(n)	2.79	2.10	0.02	2.54	6.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.55	0.55	0.54	0.56	0.54
Expenses after expense reductions (f)	0.53	(a)	0.54	0.54	0.54	0.55	0.54
Net investment income	2.04	(a)	1.96	1.77	1.88	2.14	2.40
Portfolio turnover	10	(n)	24	15	34	11	17
Net assets at end of period (000 omitted)	$742,903		$651,872	$807,983	$678,857	$371,184	$204,394

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net asset values which include adjustments made in accordance with the U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination

Notes to Financial Statements (unaudited) – continued

of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,610,385,388	$—	$1,610,385,388
Mutual Funds	36,297,616	—	—	36,297,616
Total Investments	$36,297,616	$1,610,385,388	$—	$1,646,683,004

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital

Notes to Financial Statements (unaudited) – continued

gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/16
Tax-exempt income	$26,092,358

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/16
Cost of investments	$1,604,769,296
Gross appreciation	43,652,077
Gross depreciation	(1,738,369)
Net unrealized appreciation (depreciation)	$41,913,708

As of 4/30/16
Undistributed tax-exempt income	2,037,394
Capital loss carryforwards	(9,032,290)
Other temporary differences	(2,351,382)
Net unrealized appreciation (depreciation)	49,449,949

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

Notes to Financial Statements (unaudited) – continued

As of October 31, 2016, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
4/30/18	$(126,716)

Post-enactment losses which are characterized as follows:
Short-Term	$(8,528,097)
Long-Term	(377,477)
Total	$(8,905,574)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/16	Year ended 4/30/16
Class A	$6,899,030	$11,754,903
Class B	10,368	18,741
Class C	719,758	1,214,932
Class I	7,031,841	13,103,782
Total	$14,660,997	$26,092,358

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2016, this management fee reduction amounted to $53,909, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2016 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related

Notes to Financial Statements (unaudited) – continued

expenses, such that fund operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2017. For the six months ended October 31, 2016, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $57,740 for the six months ended October 31, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$927,492
Class B	0.75%	0.25%	1.00%	0.91%	9,375
Class C	0.75%	0.25%	1.00%	1.00%	714,306
Total Distribution and Service Fees					$1,651,173

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2016 based on each class’s average daily net assets. 0.10% of the Class A service fee is currently being waived under a written waiver arrangement. For the six months ended October 31, 2016, this waiver amounted to $370,991 and is included in the reduction of total expenses in the Statement of Operations. For one year from the date of purchase of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is being paid by the fund and 0.10% of the Class B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2016, this waiver amounted to $868 and is included in the reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2017. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2016, this rebate amounted to $1,481 and $6 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are

Notes to Financial Statements (unaudited) – continued

subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2016, were as follows:

Amount
Class A	$32,524
Class B	2,899
Class C	8,894

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2016, the fee was $33,328, which equated to 0.0042% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $662,973.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2016 was equivalent to an annual effective rate of 0.0160% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $39 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended October 31, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $1,958 at October 31, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an

Notes to Financial Statements (unaudited) – continued

Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended October 31, 2016, the fee paid by the fund under this agreement was $1,500. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended October 31, 2016, purchases and sales of investments, other than short-term obligations, aggregated $295,005,669 and $145,975,009, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/16		Year ended 4/30/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	15,969,173	$131,717,636	23,451,067	$191,708,779
Class B	1,605	13,240	101,640	829,162
Class C	1,629,245	13,447,383	3,288,233	26,910,432
Class I	20,988,985	172,859,045	32,068,087	261,810,980
	38,589,008	$318,037,304	58,909,027	$481,259,353

Shares issued to shareholders in reinvestment of distributions
Class A	755,815	$6,234,146	1,301,676	$10,644,276
Class B	996	8,207	1,862	15,217
Class C	74,211	612,386	124,522	1,019,221
Class I	647,801	5,336,545	1,213,322	9,905,683
	1,478,823	$12,191,284	2,641,382	$21,584,397

Shares reacquired
Class A	(11,621,520)	$(95,779,948)	(22,264,040)	$(181,772,154)
Class B	(24,666)	(203,344)	(76,473)	(623,697)
Class C	(1,482,297)	(12,232,752)	(3,644,456)	(29,767,249)
Class I	(10,175,203)	(83,821,938)	(53,131,261)	(432,496,053)
	(23,303,686)	$(192,037,982)	(79,116,230)	$(644,659,153)

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/16		Year ended 4/30/16
	Shares	Amount	Shares	Amount
Net change
Class A	5,103,468	$42,171,834	2,488,703	$20,580,901
Class B	(22,065)	(181,897)	27,029	220,682
Class C	221,159	1,827,017	(231,701)	(1,837,596)
Class I	11,461,583	94,373,652	(19,849,852)	(160,779,390)
	16,764,145	$138,190,606	(17,565,821)	$(141,815,403)

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2016, the fund’s commitment fee and interest expense were $5,432 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	14,414,720	206,402,845	(184,519,949)	36,297,616

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$5	$—	$66,810	$36,297,616

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and

Board Review of Investment Advisory Agreement – continued

other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense

Board Review of Investment Advisory Agreement – continued

limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were approximately at the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above and that the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life

Board Review of Investment Advisory Agreement – continued

Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

October 31, 2016

MFS® TOTAL RETURN BOND FUND

RBF-SEM

MFS® TOTAL RETURN BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in the U.S. presidential election, most markets proved resilient in the wake of these events. U.S. shares quickly reversed post-Brexit declines and rallied to record highs during August. Global interest rates remain very low, with most central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of low inflation. Low interest rates continue to benefit risky assets such as equities, as investors are forced to accept greater risks in search of satisfactory returns in a low-return environment. U.S. investment-grade and high-yield bonds have benefited from low, and even negative, yields overseas.

Emblematic of the sluggish global growth environment is a pronounced slowdown in the growth of global trade. Despite the slowdown, emerging market equities have held up well, withstanding geopolitical shocks such as an attempted coup in Turkey and the impeachment and removal of the president of Brazil. The U.S. Federal Reserve’s go-slow approach to rate hikes and economic stimulus abroad have helped support markets.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

December 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	37.4%
Mortgage-Backed Securities	21.4%
U.S. Treasury Securities	18.0%
Commercial Mortgage-Backed Securities	7.5%
High Yield Corporates	7.1%
Collateralized Debt Obligations	2.5%
Asset-Backed Securities	2.2%
U.S. Government Agencies	1.5%
Municipal Bonds	0.8%
Emerging Markets Bonds	0.4%

Composition including fixed income credit quality (a)(i)
AAA	8.8%
AA	2.0%
A	12.2%
BBB	26.5%
BB	5.9%
B	2.1%
CCC	0.3%
CC (o)	0.0%
C	0.1%
D (o)	0.0%
U.S. Government	18.9%
Federal Agencies	22.9%
Not Rated	(0.9)%
Non-Fixed Income	(0.6)%
Cash & Cash Equivalents	0.2%
Other	1.6%

Portfolio facts (i)
Average Duration (d)	5.5
Average Effective Maturity (m)	8.2 yrs.

2

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 10/31/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2016 through October 31, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2016 through October 31, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Expenses Paid During Period (p) 5/01/16-10/31/16
A	Actual	0.74%	$1,000.00	$1,018.78	$3.77
	Hypothetical (h)	0.74%	$1,000.00	$1,021.48	$3.77
B	Actual	1.49%	$1,000.00	$1,014.97	$7.57
	Hypothetical (h)	1.49%	$1,000.00	$1,017.69	$7.58
C	Actual	1.59%	$1,000.00	$1,014.46	$8.07
	Hypothetical (h)	1.59%	$1,000.00	$1,017.19	$8.08
I	Actual	0.59%	$1,000.00	$1,019.53	$3.00
	Hypothetical (h)	0.59%	$1,000.00	$1,022.23	$3.01
R1	Actual	1.59%	$1,000.00	$1,013.53	$8.07
	Hypothetical (h)	1.59%	$1,000.00	$1,017.19	$8.08
R2	Actual	1.09%	$1,000.00	$1,017.00	$5.54
	Hypothetical (h)	1.09%	$1,000.00	$1,019.71	$5.55
R3	Actual	0.84%	$1,000.00	$1,017.33	$4.27
	Hypothetical (h)	0.84%	$1,000.00	$1,020.97	$4.28
R4	Actual	0.59%	$1,000.00	$1,019.53	$3.00
	Hypothetical (h)	0.59%	$1,000.00	$1,022.23	$3.01
R6 (formerly Class R5)	Actual	0.48%	$1,000.00	$1,020.08	$2.44
	Hypothetical (h)	0.48%	$1,000.00	$1,022.79	$2.45
529A	Actual	0.76%	$1,000.00	$1,018.63	$3.87
	Hypothetical (h)	0.76%	$1,000.00	$1,021.37	$3.87
529B	Actual	1.64%	$1,000.00	$1,013.27	$8.32
	Hypothetical (h)	1.64%	$1,000.00	$1,016.94	$8.34
529C	Actual	1.64%	$1,000.00	$1,014.21	$8.33
	Hypothetical (h)	1.64%	$1,000.00	$1,016.94	$8.34

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A shares, this rebate reduced the expense ratio above by 0.03%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

10/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 99.1%
Issuer	Shares/Par	Value ($)
Aerospace - 0.4%
Lockheed Martin Corp., 4.7%, 5/15/2046	$7,505,000	$8,511,240
TransDigm, Inc., 6.5%, 7/15/2024	10,772,000	11,337,530

		$19,848,770
Asset-Backed & Securitized - 12.2%
ALM XIV Ltd., CLO, 2014-14A, “A1”, FRN, 2.32%, 7/28/2026 (n)	$12,762,282	$12,762,369
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	8,441,000	8,449,394
Babson Ltd., CLO, FRN, 1.981%, 4/20/2025 (n)	12,364,651	12,320,322
Ballyrock Ltd., CLO, FRN, 1.991%, 5/20/2025 (z)	5,950,000	5,926,788
Banc of America Commercial Mortgage, Inc., 5.338%, 12/15/2043 (n)	8,686,227	8,681,485
Banc of America Commercial Mortgage, Inc., FRN, 5.631%, 4/24/2049 (n)	3,382,978	3,397,408
Banc of America Large Loan, Inc., FRN, 5.325%, 2/24/2044 (n)	5,806,698	5,830,821
Bayview Commercial Asset Trust, FRN, 0.844%, 8/25/2035 (z)	290,081	253,986
Bayview Commercial Asset Trust, FRN, 0%, 4/25/2036 (i)(z)	7,527,358	25,403
Bayview Commercial Asset Trust, FRN, 0.804%, 4/25/2036 (z)	241,974	217,626
Bayview Commercial Asset Trust, FRN, 0%, 7/25/2036 (i)(z)	6,973,094	1
Bayview Commercial Asset Trust, FRN, 0%, 10/25/2036 (i)(z)	11,867,706	1
Bayview Commercial Asset Trust, FRN, 0%, 12/25/2036 (i)(z)	5,605,946	1
Bayview Commercial Asset Trust, FRN, 0%, 3/25/2037 (i)(z)	12,949,187	1
Bayview Financial Acquisition Trust, FRN, 5.638%, 11/28/2036	638,246	634,503
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.135%, 12/28/2040 (z)	2,335,294	1,729,029
Cent CLO LP, 2014-16AR, “A1AR”, FRN, 2.006%, 8/01/2024 (n)	8,032,575	8,022,377
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028 (n)	12,539,000	12,575,895
Chesapeake Funding LLC, “A”, FRN, 0.976%, 1/07/2025 (n)	3,633,905	3,633,434
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,779,440
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	11,545,605
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	6,193,983	6,214,727
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049	16,440,000	16,552,999
Commercial Mortgage Asset Trust, FRN, 0.415%, 1/17/2032 (i)(z)	2,072,378	2,232

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	$9,743,000	$10,152,671
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	14,087,504	15,242,870
Commercial Mortgage Trust, 2014-UBS4, “A5”, 3.694%, 8/10/2047	11,544,000	12,322,747
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	10,011,794
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	10,709,383
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	5,186,132
Commercial Mortgage Trust, 2016-COR1, “A4”, 3.091%, 10/10/2049	19,844,365	20,277,774
Countrywide Asset-Backed Certificates, FRN, 4.783%, 4/25/2036	374,155	327,924
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.936%, 9/15/2039	10,701,652	10,911,191
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.69%, 6/15/2039	17,303,910	17,468,141
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.936%, 9/15/2039	7,927,343	8,127,371
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.981%, 12/25/2035	584,668	578,477
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.868%, 1/25/2037 (q)	1,559,230	778,185
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.941%, 3/25/2037 (q)	1,746,058	972,435
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,917,986
Cutwater Ltd., 2014-1A, “A1B” , FRN, 2.24%, 7/15/2026 (z)	13,847,866	13,771,298
CWCapital Cobalt Ltd., “A4”, FRN, 5.758%, 5/15/2046	5,495,675	5,592,099
Falcon Franchise Loan LLC, FRN, 7.113%, 1/05/2023 (i)(z)	12,423	497
Falcon Franchise Loan LLC, FRN, 441.768%, 1/05/2025 (i)(z)	18,317	4,447
First Union National Bank Commercial Mortgage, FRN, 2.188%, 1/12/2043 (i)(q)(z)	287,765	1,161
First Union-Lehman Brothers Bank of America, FRN, 1.072%, 11/18/2035 (i)	1,106,561	12,382
Flatiron CLO Ltd., 2013-1A, “A1”, FRN, 2.28%, 1/17/2026 (n)	10,825,743	10,796,683
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	5,379,000	5,474,063
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	13,841,000	14,122,944
Galaxy CLO Ltd., FRN, 3.418%, 11/16/2025 (z)	9,920,000	9,800,425

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 12/10/2049	$2,702,006	$2,721,358
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	714,651	688,642
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039	12,705,789	12,749,684
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	12,062,725
Harley-Davidson Motorcycle Trust, “A2”, FRN, 0.835%, 1/15/2019	580,480	580,661
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 1.079%, 12/10/2027 (n)	1,400,420	1,400,331
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.929%, 4/10/2028 (z)	3,370,429	3,368,490
IMPAC CMB Trust, FRN, 1.274%, 11/25/2034	89,315	86,200
IMPAC CMB Trust, FRN, 1.454%, 11/25/2034	44,657	41,274
IMPAC Secured Assets Corp., FRN, 0.884%, 5/25/2036	347,729	312,360
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	13,025,174	13,811,294
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	11,172,958	11,607,269
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.755%, 6/15/2049	8,079,824	8,168,234
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.608%, 7/15/2042 (n)(q)	1,966,294	503,489
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.715%, 2/12/2049	1,831,875	1,852,828
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.755%, 6/15/2049	18,413,830	18,603,949
LB Commercial Conduit Mortgage Trust, FRN, 1.468%, 10/15/2035 (i)	927,925	18,782
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.41%, 10/15/2027 (z)	19,665,011	19,610,198
Merrill Lynch Mortgage Investors, Inc., 4.573%, 2/25/2037 (q)	2,091,218	406,823
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	8,490,141
Morgan Stanley Capital I Trust, “AM”, FRN, 5.678%, 4/15/2049	17,192,000	16,715,106
Morgan Stanley Capital I, Inc., FRN, 1.435%, 3/15/2031 (i)(z)	144,890	1
Morgan Stanley Re-REMIC Trust, FRN, 5.794%, 8/15/2045 (n)	15,604,857	15,711,237
Motor PLC, 2015-1A, “A1”, FRN, 1.134%, 6/25/2022 (n)	4,097,834	4,092,994
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	8,677,000	8,679,993
Nextgear Floorplan Master Owner Trust, 2015-2A, “A”, 2.38%, 10/15/2020 (n)	12,068,000	12,122,445
Nissan Master Owner Trust Receivables 2015, “A-2”, 1.44%, 1/15/2020	11,785,000	11,807,989

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Option One Mortgage Loan Trust, FRN, 5.611%, 1/25/2037 (q)	$486,859	$493,388
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.534%, 12/25/2036 (q)	739,037	480,179
Preferred Term Securities XIX Ltd., CDO, FRN, 1.2%, 12/22/2035 (z)	5,509,407	3,784,026
Race Point CLO Ltd., “A”, FRN, 2.061%, 2/20/2025 (n)	10,025,496	10,010,969
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	3,307,285	2,831,624
Thornburg Mortgage Securities Trust, FRN, 1.214%, 4/25/2043	9,720	9,496
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.876%, 7/22/2019 (n)	7,898,000	7,882,706
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.959%, 2/15/2051	6,724,015	6,782,715
Wachovia Bank Commercial Mortgage Trust, FRN, 5.703%, 6/15/2049	19,323,702	19,568,786
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	16,414,389
West CLO Ltd., 2014-1A, “A2”, FRN, 2.982%, 7/18/2026 (z)	13,700,000	13,667,229

		$578,256,931
Automotive - 0.9%
General Motors Co., 4.875%, 10/02/2023	$5,739,000	$6,179,382
General Motors Co., 5.2%, 4/01/2045	4,792,000	4,885,832
General Motors Financial Co., Inc., 3.45%, 4/10/2022	8,435,000	8,529,042
General Motors Financial Co., Inc., 4%, 10/06/2026	6,951,000	6,930,495
Johnson Controls International PLC, 4.625%, 7/02/2044	3,760,000	4,003,780
Johnson Controls International PLC, 5.7%, 3/01/2041	3,439,000	4,108,831
Volkswagen Group America Finance LLC, 2.4%, 5/22/2020 (n)	8,760,000	8,837,465

		$43,474,827
Biotechnology - 0.4%
Life Technologies Corp., 5%, 1/15/2021	$18,787,000	$20,508,209

Broadcasting - 0.6%
Grupo Televisa S.A.B., 5%, 5/13/2045	$12,247,000	$11,590,598
Omnicom Group, Inc., 3.6%, 4/15/2026	7,447,000	7,736,063
SES Global Americas Holdings GP, 5.3%, 3/25/2044 (n)	3,285,000	3,023,360
SES S.A., 3.6%, 4/04/2023 (n)	3,188,000	3,199,445
SES S.A., 5.3%, 4/04/2043 (z)	4,082,000	3,760,747

		$29,310,213
Brokerage & Asset Managers - 0.7%
CME Group, Inc., 3%, 3/15/2025	$6,028,000	$6,264,545
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,371,000	2,448,501

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Brokerage & Asset Managers - continued
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	$8,945,000	$9,522,560
Raymond James Financial, 3.625%, 9/15/2026	4,094,000	4,135,370
TD Ameritrade Holding Corp., 5.6%, 12/01/2019	5,050,000	5,609,368
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	4,376,000	4,523,677

		$32,504,021
Building - 0.6%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$12,268,000	$12,836,143
Masco Corp., 4.375%, 4/01/2026	11,111,000	11,555,440
Mohawk Industries, Inc., 3.85%, 2/01/2023	3,498,000	3,643,531

		$28,035,114
Business Services - 0.6%
Equinix, Inc., 4.875%, 4/01/2020	$9,876,000	$10,221,660
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	1,084,000	1,145,151
Fidelity National Information Services, Inc., 3%, 8/15/2026	14,166,000	13,845,778
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	4,619,000	4,512,708

		$29,725,297
Cable TV - 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$5,556,000	$5,875,470
Charter Operating/CCO Capital Corp., 4.908%, 7/23/2025 (n)	10,635,000	11,470,390
Comcast Corp., 2.75%, 3/01/2023	11,248,000	11,558,827
Sirius XM Radio, Inc., 4.25%, 5/15/2020 (n)	10,933,000	11,173,526
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	5,590,000	5,677,372
Time Warner Cable, Inc., 4.5%, 9/15/2042	10,161,000	9,555,222
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	6,387,222
Videotron Ltd., 5%, 7/15/2022	9,853,000	10,284,069

		$71,982,098
Chemicals - 0.7%
CF Industries Holdings, Inc., 7.125%, 5/01/2020	$4,303,000	$4,757,801
CF Industries Holdings, Inc., 5.375%, 3/15/2044	3,549,000	3,035,627
LYB International Finance B.V., 4%, 7/15/2023	3,463,000	3,707,630
LYB International Finance B.V., 4.875%, 3/15/2044	4,781,000	5,074,649
LyondellBasell Industries N.V., 5.75%, 4/15/2024	6,475,000	7,571,561
Tronox Finance LLC, 6.375%, 8/15/2020	9,609,000	8,624,078

		$32,771,346
Computer Software - 0.8%
Microsoft Corp., 2%, 8/08/2023	$14,694,000	$14,490,988
Microsoft Corp., 3.125%, 11/03/2025	14,939,000	15,652,726
VeriSign, Inc., 4.625%, 5/01/2023	9,001,000	9,271,030

		$39,414,744

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - Systems - 0.1%
Apple, Inc., 4.375%, 5/13/2045	$6,657,000	$7,072,570

Consumer Products - 0.9%
Mattel, Inc., 5.45%, 11/01/2041	$5,495,000	$5,731,181
Newell Rubbermaid, Inc., 5.5%, 4/01/2046	2,349,000	2,767,841
Newell Rubbermaid, Inc., 4%, 12/01/2024	11,452,000	12,079,398
Newell Rubbermaid, Inc., 4.2%, 4/01/2026	8,318,000	8,987,707
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	12,239,000	12,972,520

		$42,538,647
Consumer Services - 1.4%
ADT Corp., 6.25%, 10/15/2021	$9,344,000	$10,220,000
Priceline Group, Inc., 3.65%, 3/15/2025	22,057,000	22,924,789
Visa, Inc., 2.8%, 12/14/2022	31,326,000	32,576,722

		$65,721,511
Containers - 0.6%
Ball Corp., 5%, 3/15/2022	$1,869,000	$2,009,175
Ball Corp., 4%, 11/15/2023	6,665,000	6,741,648
Berry Plastics Corp., 5.125%, 7/15/2023	10,515,000	10,699,013
Sealed Air Corp., 5.125%, 12/01/2024 (n)	9,876,000	10,443,870

		$29,893,706
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$2,479,000	$2,746,249

Energy - Independent - 0.3%
Anadarko Petroleum Corp., 5.55%, 3/15/2026	$6,095,000	$6,928,753
EQT Corp., 4.875%, 11/15/2021	5,003,000	5,471,431

		$12,400,184
Energy - Integrated - 0.1%
BP Capital Markets PLC, 2.237%, 5/10/2019	$3,180,000	$3,230,177

Entertainment - 0.2%
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	$10,257,000	$10,564,710

Financial Institutions - 0.7%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	$5,394,000	$5,872,718
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	10,246,000	10,169,155
Navient Corp., 8%, 3/25/2020	4,968,000	5,390,280
Navient Corp., 5%, 10/26/2020	12,290,000	12,136,375

		$33,568,528

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - 2.7%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$14,961,000	$15,300,809
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/01/2046	19,073,000	21,810,681
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	5,084,000	5,442,915
Constellation Brands, Inc., 4.25%, 5/01/2023	11,265,000	11,914,991
Constellation Brands, Inc., 4.75%, 12/01/2025	5,715,000	6,250,781
J.M. Smucker Co., 4.25%, 3/15/2035	4,709,000	4,995,505
Kraft Foods Group, Inc., 5%, 6/04/2042	8,885,000	9,842,412
Kraft Heinz Foods Co., 3%, 6/01/2026	4,539,000	4,487,963
Kraft Heinz Foods Co., 5.2%, 7/15/2045	4,365,000	4,893,737
Pernod Ricard S.A., 3.25%, 6/08/2026 (z)	15,100,000	15,167,452
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)	7,736,000	8,331,548
Smithfield Foods, Inc., 6.625%, 8/15/2022	9,628,000	10,145,505
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	11,439,000	12,002,531

		$130,586,830
Food & Drug Stores - 0.8%
CVS Health Corp., 3.5%, 7/20/2022	$12,112,000	$12,796,970
CVS Health Corp., 5.125%, 7/20/2045	9,221,000	10,757,136
Walgreens Boots Alliance, Inc., 3.8%, 11/18/2024	12,089,000	12,713,651

		$36,267,757
Forest & Paper Products - 0.2%
Georgia-Pacific LLC, 3.734%, 7/15/2023 (n)	$5,161,000	$5,468,534
Packaging Corp. of America, 3.65%, 9/15/2024	4,483,000	4,623,192

		$10,091,726
Gaming & Lodging - 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$6,977,000	$7,482,833
Wyndham Worldwide Corp., 5.1%, 10/01/2025	1,628,000	1,757,390

		$9,240,223
Insurance - 1.3%
American International Group, Inc., 3.75%, 7/10/2025	$17,703,000	$18,480,852
American International Group, Inc., 3.9%, 4/01/2026	7,925,000	8,301,224
Five Corners Funding Trust, 4.419%, 11/15/2023 (n)	5,502,000	5,963,700
Pacific Lifecorp, 5.125%, 1/30/2043 (n)	1,763,000	1,881,266
Principal Financial Group, Inc., 3.4%, 5/15/2025	18,432,000	18,893,556
Unum Group, 4%, 3/15/2024	7,774,000	7,905,637

		$61,426,235
Insurance - Health - 1.0%
Aetna, Inc. , 2.4%, 6/15/2021	$11,548,000	$11,652,775
Aetna, Inc. , 4.375%, 6/15/2046	8,661,000	8,782,860
Humana, Inc., 7.2%, 6/15/2018	8,431,000	9,192,201

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Health- continued
UnitedHealth Group, Inc., 3.35%, 7/15/2022	$15,621,000	$16,618,713

		$46,246,549
Insurance - Property & Casualty - 1.4%
Allied World Assurance, 5.5%, 11/15/2020	$3,362,000	$3,690,632
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	10,517,000	10,758,092
CNA Financial Corp., 5.875%, 8/15/2020	6,404,000	7,213,536
Liberty Mutual Group, Inc., 4.25%, 6/15/2023 (n)	11,913,000	12,868,339
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	11,271,000	11,651,317
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	10,025,000	11,091,299
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	2,719,000	2,785,972
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	6,524,000	6,571,299

		$66,630,486
Local Authorities - 1.3%
State of California, 5%, 8/01/2027	$22,385,000	$28,107,949
State of California (Build America Bonds), 7.625%, 3/01/2040	1,250,000	1,922,413
State of California (Build America Bonds), 7.6%, 11/01/2040	9,570,000	15,076,674
State of Illinois, 5.65%, 12/01/2038	9,870,000	10,546,786
State of Illinois, “B”, 5.75%, 1/01/2037	1,485,000	1,585,208
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,920,000	3,098,237

		$60,337,267
Major Banks - 6.8%
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)	$7,166,000	$7,218,025
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	13,800,000	14,600,759
Bank of America Corp., 5.625%, 7/01/2020	2,300,000	2,574,236
Bank of America Corp., 5.875%, 1/05/2021	4,520,000	5,138,105
Bank of America Corp., 3.3%, 1/11/2023	13,781,000	14,175,343
Bank of America Corp., 4.125%, 1/22/2024	8,133,000	8,728,336
Bank of America Corp., 3.95%, 4/21/2025	4,458,000	4,576,556
Bank of America Corp., 3.875%, 8/01/2025	11,352,000	11,947,651
Bank of America Corp., 4.45%, 3/03/2026	11,782,000	12,576,896
Bank of America Corp., FRN, 6.5%, 10/23/2049	4,793,000	5,200,405
Bank of America Corp., FRN, 6.1%, 12/29/2049	8,873,000	9,270,155
Barclays PLC, 4.375%, 1/12/2026	5,620,000	5,783,435
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	2,753,000	2,997,329
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/2025	11,024,000	10,934,595
DBS Bank Ltd., 3.625% to 9/21/2017, FRN to 9/21/2022 (n)	5,224,000	5,300,432
Goldman Sachs Group, Inc., 2.375%, 1/22/2018	6,569,000	6,629,546
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	15,548,000	16,358,626
Goldman Sachs Group, Inc., 5.15%, 5/22/2045	6,862,000	7,413,883

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
JPMorgan Chase & Co., 2%, 8/15/2017	$2,878,000	$2,895,838
JPMorgan Chase & Co., 4.25%, 10/15/2020	2,264,000	2,444,903
JPMorgan Chase & Co., 4.5%, 1/24/2022	3,300,000	3,635,491
JPMorgan Chase & Co., 3.125%, 1/23/2025	5,071,000	5,111,862
JPMorgan Chase & Co., 2.95%, 10/01/2026	22,838,000	22,602,038
Morgan Stanley, 5.5%, 7/24/2020	4,388,000	4,885,705
Morgan Stanley, 2.5%, 4/21/2021	2,842,000	2,864,480
Morgan Stanley, 5.5%, 7/28/2021	18,554,000	21,060,942
Morgan Stanley, 3.7%, 10/23/2024	3,525,000	3,692,497
Morgan Stanley, 4%, 7/23/2025	4,648,000	4,952,793
Morgan Stanley, 3.875%, 1/27/2026	13,472,000	14,204,553
Morgan Stanley, 3.125%, 7/27/2026	13,910,000	13,843,705
Morgan Stanley, 4.3%, 1/27/2045	2,634,000	2,758,291
PNC Funding Corp., 5.625%, 2/01/2017	7,783,000	7,869,119
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	8,134,000	8,396,199
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	7,305,000	6,702,338
Royal Bank of Scotland Group PLC, 8% to 8/10/2025, FRN to 12/29/2049	2,205,000	2,094,750
Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	13,825,000	13,873,443
Sumitomo Mitsui Financial Group, Inc., 3.01%, 10/19/2026	27,684,000	27,606,706
Wachovia Corp., 6.605%, 10/01/2025	2,193,000	2,647,999

		$325,567,965
Medical & Health Technology & Services - 1.0%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$7,498,000	$8,182,365
Catholic Health Initiatives, 2.95%, 11/01/2022	9,078,000	9,143,062
HCA, Inc., 5.25%, 6/15/2026	8,763,000	9,157,335
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	3,653,000	3,778,185
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	7,367,000	7,794,161
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	6,240,000	6,333,768
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	4,605,000	4,535,179

		$48,924,055
Medical Equipment - 0.7%
Medtronic, Inc., 4.625%, 3/15/2045	$9,183,000	$10,389,306
Zimmer Holdings, Inc., 2.7%, 4/01/2020	21,371,000	21,732,042

		$32,121,348
Metals & Mining - 0.9%
Barrick Gold Corp., 4.1%, 5/01/2023	$7,049,000	$7,577,534
Barrick North America Finance LLC, 5.7%, 5/30/2041	3,270,000	3,740,164
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	3,076,000	2,776,090
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	3,849,000	3,314,951

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Freeport-McMoRan Oil & Gas LLC, 6.875%, 2/15/2023	$10,661,000	$11,060,788
Kinross Gold Corp., 5.95%, 3/15/2024	7,620,000	8,001,000
Steel Dynamics, Inc., 5.125%, 10/01/2021	7,688,000	8,014,740

		$44,485,267
Midstream - 1.3%
Energy Transfer Partners LP, 5.15%, 2/01/2043	$4,680,000	$4,337,845
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	8,098,000	9,903,077
Kinder Morgan Energy Partners LP, 4.3%, 5/01/2024	7,186,000	7,428,269
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,862,000	7,431,388
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	8,327,000	8,341,464
Phillips 66 Partners LP, 4.9%, 10/01/2046	3,137,000	3,114,483
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	9,992,000	10,516,580
Spectra Energy Capital LLC, 8%, 10/01/2019	7,589,000	8,699,658

		$59,772,764
Mortgage-Backed - 21.3%
Fannie Mae, 5.5%, 12/01/2016 - 12/01/2038	$20,156,933	$22,809,331
Fannie Mae, 5.54%, 4/01/2017	1,246,144	1,244,994
Fannie Mae, 5.401%, 6/01/2017	226,989	228,462
Fannie Mae, 2.71%, 11/01/2017	1,279,143	1,290,588
Fannie Mae, 5%, 2/01/2018 - 3/01/2042	23,474,593	26,028,500
Fannie Mae, 3.99%, 4/01/2018	2,244,172	2,306,044
Fannie Mae, 3.829%, 7/01/2018	2,286,802	2,370,066
Fannie Mae, 2.578%, 9/25/2018	9,511,072	9,649,031
Fannie Mae, 5.18%, 3/01/2019	454,291	481,196
Fannie Mae, 4.88%, 3/01/2020	407,904	431,117
Fannie Mae, 5.19%, 9/01/2020	2,222,581	2,403,076
Fannie Mae, 4.448%, 1/01/2021	6,802,812	7,381,195
Fannie Mae, 2.41%, 5/01/2023	2,578,008	2,646,318
Fannie Mae, 2.55%, 5/01/2023	1,331,560	1,377,498
Fannie Mae, 3.93%, 10/01/2023	1,238,000	1,368,758
Fannie Mae, 4.5%, 5/01/2025	510,345	550,350
Fannie Mae, 3.95%, 1/01/2027	676,047	750,049
Fannie Mae, 3%, 3/01/2027 - 12/01/2030	16,459,282	17,234,801
Fannie Mae, 4.01%, 1/01/2029	3,983,888	4,500,789
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	169,955	202,276
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	82,903,480	90,737,338
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	6,953,216	8,040,049
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	165,119,029	177,320,390
Fannie Mae, 3.5%, 11/01/2041 - 5/01/2046	55,801,228	58,756,866
Fannie Mae, TBA, 3%, 12/01/2031 - 12/01/2046	89,013,000	91,596,037
Fannie Mae, TBA, 4%, 1/01/2046	17,900,000	19,122,806
Freddie Mac, 5.5%, 9/01/2017 - 1/01/2038	4,298,654	4,867,101

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.154%, 2/25/2018	$3,160,995	$3,223,008
Freddie Mac, 5%, 5/01/2018 - 7/01/2041	12,103,602	13,526,573
Freddie Mac, 2.412%, 8/25/2018	4,193,923	4,264,812
Freddie Mac, 2.303%, 9/25/2018	1,978,272	2,014,085
Freddie Mac, 2.323%, 10/25/2018	4,980,231	5,073,978
Freddie Mac, 2.13%, 1/25/2019	13,546,509	13,747,049
Freddie Mac, 2.456%, 8/25/2019	8,243,898	8,469,252
Freddie Mac, 1.869%, 11/25/2019	7,680,565	7,782,755
Freddie Mac, 4.251%, 1/25/2020	4,342,703	4,697,378
Freddie Mac, 2.313%, 3/25/2020	8,336,413	8,565,570
Freddie Mac, 3.034%, 10/25/2020	8,349,237	8,813,288
Freddie Mac, 2.856%, 1/25/2021	3,765,630	3,960,528
Freddie Mac, 2.791%, 1/25/2022	7,153,871	7,521,947
Freddie Mac, 2.716%, 6/25/2022	3,677,393	3,850,571
Freddie Mac, 2.355%, 7/25/2022	10,625,468	10,926,728
Freddie Mac, 2.682%, 10/25/2022	3,471,597	3,629,013
Freddie Mac, 3.32%, 2/25/2023	5,070,913	5,480,964
Freddie Mac, 3.25%, 4/25/2023	7,830,787	8,430,991
Freddie Mac, 3.06%, 7/25/2023	5,298,995	5,651,460
Freddie Mac, 3.531%, 7/25/2023	2,816,666	3,082,558
Freddie Mac, 3.458%, 8/25/2023	16,280,782	17,748,623
Freddie Mac, 2.67%, 12/25/2024	4,982,063	5,161,913
Freddie Mac, 2.811%, 1/25/2025	7,744,684	8,104,767
Freddie Mac, 3.329%, 5/25/2025	9,013,328	9,769,574
Freddie Mac, 4%, 7/01/2025 - 9/01/2045	79,797,798	85,300,675
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	17,317,588	18,959,435
Freddie Mac, 2.745%, 1/25/2026	5,732,258	5,930,906
Freddie Mac, 2.673%, 3/25/2026	15,673,350	16,119,830
Freddie Mac, 3.5%, 8/01/2026 - 4/01/2046	59,956,953	63,048,002
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	2,044,165	2,366,943
Freddie Mac, 3%, 10/01/2042 - 5/01/2043	7,389,848	7,692,757
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	3,193,178	3,593,676
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	2,888,594	3,367,083
Ginnie Mae, 4.5%, 4/15/2039 - 2/20/2042	27,549,481	30,552,478
Ginnie Mae, 4%, 10/20/2040 - 2/20/2041	8,228,177	8,891,260
Ginnie Mae, 3.5%, 11/15/2040 - 5/20/2046	36,380,918	38,642,271

		$1,013,657,727
Natural Gas - Distribution - 0.3%
KeySpan Gas East Corp., 2.742%, 8/15/2026 (z)	$14,712,000	$14,656,698

Network & Telecom - 1.2%
AT&T, Inc., 4.5%, 5/15/2035	$18,013,000	$17,881,307
Frontier Communications Corp., 11%, 9/15/2025	10,772,000	11,029,451

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - continued
Verizon Communications, Inc., 6.55%, 9/15/2043	$13,398,000	$17,555,332
Verizon Communications, Inc., 4.125%, 8/15/2046	10,090,000	9,632,600

		$56,098,690
Oil Services - 0.2%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)	$7,872,311	$1,584,303
Schlumberger Norge A.S., 1.25%, 8/01/2017 (n)	6,631,000	6,630,390

		$8,214,693
Oils - 0.5%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$17,185,000	$15,199,669
Marathon Petroleum Corp., 5.85%, 12/15/2045	5,043,000	5,087,409
Valero Energy Corp., 4.9%, 3/15/2045	1,488,000	1,457,759

		$21,744,837
Other Banks & Diversified Financials - 2.2%
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/2018 (n)	$3,999,000	$4,067,143
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	3,408,000	3,832,466
BPCE S.A., 4.5%, 3/15/2025 (n)	7,513,000	7,584,621
Citigroup, Inc., 4.4%, 6/10/2025	6,407,000	6,766,407
Citizens Bank N.A., 2.55%, 5/13/2021	4,567,000	4,624,836
Citizens Financial Group, Inc., 4.3%, 12/03/2025	6,668,000	6,953,991
Discover Bank, 7%, 4/15/2020	9,011,000	10,176,158
Discover Bank, 3.1%, 6/04/2020	4,834,000	4,975,685
Discover Bank, 3.45%, 7/27/2026	6,174,000	6,178,137
Discover Financial Services, 3.75%, 3/04/2025	1,107,000	1,115,614
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	11,259,000	14,223,720
Intesa Sanpaolo S.p.A., 5.71%, 1/15/2026 (n)	3,847,000	3,663,483
Macquarie Group Ltd., 3%, 12/03/2018 (n)	342,000	349,353
SunTrust Banks, Inc., 3.3%, 5/15/2026	9,827,000	9,903,140
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	7,081,000	7,377,687
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	13,057,000	13,339,958

		$105,132,399
Pharmaceuticals - 3.4%
Actavis Funding SCS, 3%, 3/12/2020	$7,008,000	$7,215,430
Actavis Funding SCS, 3.8%, 3/15/2025	8,422,000	8,740,470
Actavis Funding SCS, 4.55%, 3/15/2035	10,108,000	10,436,591
Bayer U.S. Finance LLC, 3.375%, 10/08/2024 (n)	3,922,000	4,034,216
Biogen, Inc., 5.2%, 9/15/2045	6,892,000	7,771,757
Celgene Corp., 1.9%, 8/15/2017	6,645,000	6,680,783
Celgene Corp., 2.875%, 8/15/2020	18,615,000	19,205,952
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/2023 (n)	4,864,000	4,231,680
Forest Laboratories, Inc., 4.875%, 2/15/2021 (n)	21,572,000	23,903,113

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - continued
Gilead Sciences, Inc., 2.35%, 2/01/2020	$1,062,000	$1,082,611
Gilead Sciences, Inc., 4.8%, 4/01/2044	7,609,000	8,255,879
Gilead Sciences, Inc., 4.75%, 3/01/2046	4,995,000	5,393,951
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	24,573,000	24,166,685
Teva Pharmaceutical Industries Ltd., 2.2%, 7/21/2021	15,040,000	14,858,452
Teva Pharmaceutical Industries Ltd., 3.15%, 10/01/2026	8,747,000	8,506,772
Teva Pharmaceutical Industries Ltd., 4.1%, 10/01/2046	9,128,000	8,473,650

		$162,957,992
Precious Metals & Minerals - 0.0%
Teck Resources Ltd., 6%, 8/15/2040	$1,065,000	$1,027,725

Real Estate - Apartment - 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,876,000	$3,095,237

Real Estate - Healthcare - 0.3%
HCP, Inc., REIT, 3.875%, 8/15/2024	$6,943,000	$7,126,788
HCP, Inc., REIT, 5.375%, 2/01/2021	4,526,000	5,046,237

		$12,173,025
Real Estate - Office - 0.2%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$4,986,000	$5,174,007
Boston Properties LP, REIT, 3.8%, 2/01/2024	5,079,000	5,351,996

		$10,526,003
Real Estate - Retail - 0.9%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$8,618,000	$9,011,119
DDR Corp., REIT, 4.625%, 7/15/2022	3,763,000	4,097,836
DDR Corp., REIT, 3.375%, 5/15/2023	8,780,000	8,775,127
Kimco Realty Corp., REIT, 2.8%, 10/01/2026	6,114,000	5,975,359
Realty Income Corp., REIT, 3%, 1/15/2027	8,228,000	8,085,368
Simon Property Group, Inc., REIT, 10.35%, 4/01/2019	4,209,000	4,999,417

		$40,944,226
Retailers - 0.3%
Best Buy Co., Inc., 5.5%, 3/15/2021	$14,246,000	$15,741,830

Telecommunications - Wireless - 0.7%
American Tower Corp., REIT, 5%, 2/15/2024	$8,042,000	$8,958,137
Crown Castle International Corp., 2.25%, 9/01/2021	7,361,000	7,299,462
Crown Castle International Corp., 3.7%, 6/15/2026	3,950,000	4,045,772
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	1,266,000	1,375,951

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
SBA Tower Trust, 2.898%, 10/15/2044 (n)	$7,030,000	$7,150,342
SFR Group S.A., 6%, 5/15/2022 (n)	4,864,000	4,987,156

		$33,816,820
Tobacco - 1.1%
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	$15,574,000	$16,430,072
Reynolds American, Inc., 8.125%, 6/23/2019	4,620,000	5,372,344
Reynolds American, Inc., 4%, 6/12/2022	11,669,000	12,551,153
Reynolds American, Inc., 4.45%, 6/12/2025	13,751,000	15,094,390
Reynolds American, Inc., 5.85%, 8/15/2045	1,032,000	1,283,092

		$50,731,051
Transportation - Services - 0.3%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,863,000	$1,978,208
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	2,779,000	3,689,764
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	1,327,000	1,359,035
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	10,054,000	5,228,080

		$12,255,087
U.S. Government Agencies and Equivalents - 1.5%
Small Business Administration, 6.35%, 4/01/2021	$1,999	$2,143
Small Business Administration, 6.34%, 5/01/2021	3,004	3,205
Small Business Administration, 6.44%, 6/01/2021	3,794	4,033
Small Business Administration, 5.34%, 11/01/2021	22,925	24,324
Small Business Administration, 6.07%, 3/01/2022	16,525	17,711
Small Business Administration, 4.35%, 7/01/2023	184,138	193,690
Small Business Administration, 4.98%, 11/01/2023	239,297	257,444
Small Business Administration, 4.89%, 12/01/2023	232,139	246,965
Small Business Administration, 4.93%, 1/01/2024	331,136	353,967
Small Business Administration, 4.34%, 3/01/2024	373,678	392,453
Small Business Administration, 5.18%, 5/01/2024	259,255	278,487
Small Business Administration, 5.52%, 6/01/2024	313,954	338,969
Small Business Administration, 5.19%, 7/01/2024	375,109	403,714
Small Business Administration, 4.86%, 10/01/2024	216,565	231,367
Small Business Administration, 4.57%, 6/01/2025	586,557	622,193
Small Business Administration, 4.76%, 9/01/2025	1,543,143	1,659,832
Small Business Administration, 5.39%, 12/01/2025	145,693	159,856
Small Business Administration, 5.35%, 2/01/2026	828,989	903,906
Small Business Administration, 3.25%, 11/01/2030	2,477,178	2,604,882
Small Business Administration, 2.85%, 9/01/2031	3,914,012	4,057,397
Small Business Administration, 2.37%, 8/01/2032	3,136,814	3,166,517
Small Business Administration, 2.13%, 1/01/2033	4,726,486	4,758,533
Small Business Administration, 2.21%, 2/01/2033	1,173,425	1,181,178
Small Business Administration, 2.22%, 3/01/2033	4,202,891	4,235,937

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 2.08%, 4/01/2033	$6,729,550	$6,746,491
Small Business Administration, 2.45%, 6/01/2033	9,196,622	9,323,202
Small Business Administration, 3.15%, 7/01/2033	11,292,016	11,938,953
Small Business Administration, 3.16%, 8/01/2033	11,099,833	11,736,507
Small Business Administration, 3.62%, 9/01/2033	5,797,547	6,263,943

		$72,107,799
U.S. Treasury Obligations - 18.8%
U.S. Treasury Bonds, 4.5%, 2/15/2036	$56,910,000	$77,377,568
U.S. Treasury Bonds, 5%, 5/15/2037	2,338,000	3,381,971
U.S. Treasury Bonds, 4.5%, 8/15/2039	22,205,100	30,250,985
U.S. Treasury Bonds, 2.875%, 5/15/2043	87,127,000	92,483,916
U.S. Treasury Bonds, 2.5%, 2/15/2045	29,323,000	28,812,135
U.S. Treasury Notes, 0.75%, 6/30/2017 (f)	198,787,000	198,950,005
U.S. Treasury Notes, 1%, 12/15/2017	4,581,000	4,593,882
U.S. Treasury Notes, 2.75%, 2/15/2019	62,952,900	65,564,438
U.S. Treasury Notes, 1%, 6/30/2019	62,935,000	62,998,942
U.S. Treasury Notes, 1.625%, 6/30/2019	294,589,000	299,617,634
U.S. Treasury Notes, 1.625%, 11/30/2020	28,567,000	29,015,588

		$893,047,064
Utilities - Electric Power - 2.4%
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	$7,489,000	$8,919,152
CMS Energy Corp., 6.25%, 2/01/2020	3,914,000	4,433,400
CMS Energy Corp., 5.05%, 3/15/2022	3,884,000	4,392,831
Constellation Energy Group, Inc., 5.15%, 12/01/2020	3,084,000	3,411,009
Dominion Resources, Inc., 3.625%, 12/01/2024	15,261,000	15,922,946
Dominion Resources, Inc., 3.9%, 10/01/2025	2,892,000	3,083,234
EDP Finance B.V., 4.9%, 10/01/2019 (n)	4,248,000	4,496,466
EDP Finance B.V., 5.25%, 1/14/2021 (n)	13,552,000	14,572,195
Exelon Corp., 4.45%, 4/15/2046	8,402,000	8,740,668
Exelon Generation Co. LLC, 4.25%, 6/15/2022	8,342,000	8,879,375
PPL Capital Funding, Inc., 5%, 3/15/2044	3,924,000	4,366,219
PPL Corp., 3.5%, 12/01/2022	3,299,000	3,474,982
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	10,545,000	11,633,223
Southern Co., 2.35%, 7/01/2021	11,709,000	11,810,248
Southern Co., 4.4%, 7/01/2046	7,195,000	7,598,798

		$115,734,746
Total Bonds (Identified Cost, $4,624,755,270)		$4,708,929,973

20

Portfolio of Investments (unaudited) – continued

Put Options Purchased - 0.0%
Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
iShares iBoxx $ High Yield Corporate Bond ETF - January 2017 @ $83 (Premiums Paid, $1,479,660)	10,920	$1,026,480

Issuer	Shares/Par
Money Market Funds - 3.4%
MFS Institutional Money Market Portfolio, 0.44% (v) (Identified Cost, $159,060,778)	159,060,778	$159,060,778
Total Investments (Identified Cost, $4,785,295,708)		$4,869,017,231

Other Assets, Less Liabilities - (2.5)%		(116,578,271)
Net Assets - 100.0%		$4,752,438,960

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $517,816,500 representing 10.9% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ballyrock Ltd., CLO, FRN, 1.991%, 5/20/2025	5/10/16	$5,904,674	$5,926,788
Bayview Commercial Asset Trust, FRN, 0.844%, 8/25/2035	6/09/05	290,081	253,986
Bayview Commercial Asset Trust, FRN, 0%, 4/25/2036	2/28/06	676,908	25,403
Bayview Commercial Asset Trust, FRN, 0.804%, 4/25/2036	2/23/06	241,974	217,626
Bayview Commercial Asset Trust, FRN, 0%, 7/25/2036	5/16/06-5/29/09	529,588	1
Bayview Commercial Asset Trust, FRN, 0%, 10/25/2036	9/11/06	164,056	1
Bayview Commercial Asset Trust, FRN, 0%, 12/25/2036	10/25/06	888,457	1

21

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 0%, 3/25/2037	1/26/07-5/29/09	$0	$1
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.135%, 12/28/2040	3/01/06	2,335,294	1,729,029
Commercial Mortgage Asset Trust, FRN, 0.415%, 1/17/2032	8/25/03-4/09/12	4,614	2,232
Cutwater Ltd., 2014-1A, “A1B” , FRN, 2.24%, 7/15/2026	9/08/16	13,745,273	13,771,298
Falcon Franchise Loan LLC, FRN, 7.113%, 1/05/2023	1/18/02-3/23/11	825	497
Falcon Franchise Loan LLC, FRN, 441.768%, 1/05/2025	1/29/03-3/23/11	1,657	4,447
First Union National Bank Commercial Mortgage, FRN, 2.188%, 1/12/2043	12/11/03-4/09/12	271	1,161
Galaxy CLO Ltd., FRN, 3.418%, 11/16/2025	6/22/16	9,607,617	9,800,425
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.929%, 4/10/2028	3/25/14	3,370,429	3,368,490
KeySpan Gas East Corp., 2.742%, 8/15/2026	8/02/16	14,712,000	14,656,698
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.41%, 10/15/2027	7/27/16	19,568,620	19,610,198
Morgan Stanley Capital I, Inc., FRN, 1.435%, 3/15/2031	6/10/03	2,550	1
Pernod Ricard S.A., 3.25%, 6/08/2026	6/01/16	15,018,599	15,167,452
Preferred Term Securities XIX Ltd., CDO, FRN, 1.2%, 12/22/2035	9/08/05-3/28/11	5,460,455	3,784,026
SES S.A., 5.3%, 4/04/2043	1/08/14	3,969,172	3,760,747
West CLO Ltd., 2014-1A, “A2”, FRN, 2.982%, 7/18/2026	7/21/16	13,532,704	13,667,229
Total Restricted Securities			$105,747,737
% of Net assets			2.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

22

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 10/31/16

Futures Contracts at 10/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	200	$25,925,000	December - 2016	$324,306
U.S. Treasury Note 10 yr Ultra (Short)	USD	475	67,219,922	December - 2016	718,588
U.S. Treasury Ultra Bond (Short)	USD	45	7,917,188	December - 2016	77,176

					$1,120,070

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	200	$24,159,375	December - 2016	$(121,019)
U.S. Treasury Note 30 yr (Long)	USD	200	32,543,750	December - 2016	(275,736)

					$(396,755)

At October 31, 2016, the fund had liquid securities with an aggregate value of $763,626 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

23

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $4,626,234,930)	$4,709,956,453
Underlying affiliated funds, at value (identified cost, $159,060,778)	159,060,778
Total investments, at value (identified cost, $4,785,295,708)	$4,869,017,231
Receivables for
Investments sold	65,313,076
Fund shares sold	19,555,596
Interest	32,821,430
Total assets	$4,986,707,333
Liabilities
Payables for
Distributions	$1,544,612
Daily variation margin on open futures contracts	5,856
Investments purchased	104,944,559
TBA purchase commitments	111,064,750
Fund shares reacquired	15,227,475
Payable to affiliates
Investment adviser	68,877
Shareholder servicing costs	1,116,388
Distribution and service fees	56,955
Program manager fees	60
Payable for independent Trustees’ compensation	17
Accrued expenses and other liabilities	238,824
Total liabilities	$234,268,373
Net assets	$4,752,438,960
Net assets consist of
Paid-in capital	$4,705,310,326
Unrealized appreciation (depreciation) on investments	84,444,838
Accumulated net realized gain (loss) on investments	(31,460,186)
Accumulated distributions in excess of net investment income	(5,856,018)
Net assets	$4,752,438,960
Shares of beneficial interest outstanding	438,564,272

24

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,883,127,646	173,809,601	$10.83
Class B	28,652,370	2,641,087	10.85
Class C	157,698,828	14,538,465	10.85
Class I	962,033,958	88,771,459	10.84
Class R1	3,516,299	324,061	10.85
Class R2	50,981,833	4,707,699	10.83
Class R3	92,886,919	8,574,613	10.83
Class R4	122,853,714	11,337,018	10.84
Class R6 (formerly Class R5)	1,439,782,505	132,853,385	10.84
Class 529A	6,902,526	637,902	10.82
Class 529B	320,470	29,537	10.85
Class 529C	3,681,892	339,445	10.85

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $11.31 [100 / 95.75 x $10.83] and $11.30 [100 / 95.75 x $10.82], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

25

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$76,961,002
Dividends from underlying affiliated funds	211,961
Total investment income	$77,172,963
Expenses
Management fee	$11,276,865
Distribution and service fees	3,615,567
Shareholder servicing costs	1,912,449
Program manager fees	5,253
Administrative services fee	315,460
Independent Trustees’ compensation	29,294
Custodian fee	133,836
Shareholder communications	221,056
Audit and tax fees	38,393
Legal fees	21,348
Miscellaneous	204,371
Total expenses	$17,773,892
Reduction of expenses by investment adviser and distributor	(1,948,200)
Net expenses	$15,825,692
Net investment income	$61,347,271
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$20,382,025
Underlying affiliated funds	2,278
Futures contracts	(39,935)
Net realized gain (loss) on investments	$20,344,368
Change in unrealized appreciation (depreciation)
Investments	$5,352,334
Futures contracts	850,037
Net unrealized gain (loss) on investments	$6,202,371
Net realized and unrealized gain (loss) on investments	$26,546,739
Change in net assets from operations	$87,894,010

See Notes to Financial Statements

26

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 10/31/16	Year ended 4/30/16
Change in net assets	(unaudited)
From operations
Net investment income	$61,347,271	$121,341,719
Net realized gain (loss) on investments	20,344,368	(11,953,611)
Net unrealized gain (loss) on investments	6,202,371	(23,557,058)
Change in net assets from operations	$87,894,010	$85,831,050
Distributions declared to shareholders
From net investment income	$(67,326,628)	$(135,033,138)
From net realized gain on investments	—	(16,635,002)
Total distributions declared to shareholders	$(67,326,628)	$(151,668,140)
Change in net assets from fund share transactions	$117,179,946	$88,315,050
Total change in net assets	$137,747,328	$22,477,960
Net assets
At beginning of period	4,614,691,632	4,592,213,672
At end of period (including accumulated distributions in excess of net investment income of $5,856,018 and undistributed net investment income of $123,339, respectively)	$4,752,438,960	$4,614,691,632

See Notes to Financial Statements

27

Financial Statements

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class A			2016	2015	2014		2013	2012

Net asset value, beginning of period	$10.79		$10.96	$10.89	$11.13		$10.84	$10.57
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.28	$0.27	$0.30		$0.29	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		(0.10)	0.15	(0.21)		0.35	0.32
Total from investment operations	$0.19		$0.18	$0.42	$0.09		$0.64	$0.67
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.31)	$(0.31)	$(0.33)		$(0.35)	$(0.40)
From net realized gain on investments	—		(0.04)	(0.04)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.15)		$(0.35)	$(0.35)	$(0.33)		$(0.35)	$(0.40)
Net asset value, end of period (x)	$10.83		$10.79	$10.96	$10.89		$11.13	$10.84
Total return (%) (r)(s)(t)(x)	1.78	(n)	1.76	3.89	0.92		5.97	6.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.89	0.89	0.90		0.91	0.92
Expenses after expense reductions (f)	0.74	(a)	0.74	0.77	0.79		0.81	0.82
Net investment income	2.52	(a)	2.63	2.46	2.74		2.63	3.27
Portfolio turnover	15	(n)	53	72	52		95	59
Net assets at end of period (000 omitted)	$1,883,128		$1,829,002	$1,495,612	$1,153,059		$1,133,559	$1,009,130

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class B			2016	2015	2014		2013	2012

Net asset value, beginning of period	$10.80		$10.97	$10.90	$11.15		$10.86	$10.58
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20	$0.19	$0.22		$0.21	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		(0.10)	0.14	(0.22)		0.35	0.32
Total from investment operations	$0.16		$0.10	$0.33	$—		$0.56	$0.59
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.23)	$(0.22)	$(0.25)		$(0.27)	$(0.31)
From net realized gain on investments	—		(0.04)	(0.04)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.11)		$(0.27)	$(0.26)	$(0.25)		$(0.27)	$(0.31)
Net asset value, end of period (x)	$10.85		$10.80	$10.97	$10.90		$11.15	$10.86
Total return (%) (r)(s)(t)(x)	1.50	(n)	1.01	3.12	0.08		5.18	5.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.65	1.64	1.65		1.66	1.67
Expenses after expense reductions (f)	1.49	(a)	1.49	1.52	1.54		1.56	1.60
Net investment income	1.77	(a)	1.89	1.72	2.00		1.88	2.48
Portfolio turnover	15	(n)	53	72	52		95	59
Net assets at end of period (000 omitted)	$28,652		$29,351	$30,730	$33,000		$43,999	$43,939

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class C			2016	2015	2014		2013	2012

Net asset value, beginning of period	$10.80		$10.97	$10.90	$11.15		$10.86	$10.58
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.18	$0.20		$0.20	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.07		(0.10)	0.14	(0.21)		0.35	0.33
Total from investment operations	$0.16		$0.09	$0.32	$(0.01)		$0.55	$0.59
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.22)	$(0.21)	$(0.24)		$(0.26)	$(0.31)
From net realized gain on investments	—		(0.04)	(0.04)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.11)		$(0.26)	$(0.25)	$(0.24)		$(0.26)	$(0.31)
Net asset value, end of period (x)	$10.85		$10.80	$10.97	$10.90		$11.15	$10.86
Total return (%) (r)(s)(t)(x)	1.45	(n)	0.91	3.02	(0.03)		5.08	5.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.64	1.64	1.65		1.66	1.67
Expenses after expense reductions (f)	1.59	(a)	1.59	1.62	1.65		1.66	1.67
Net investment income	1.67	(a)	1.78	1.61	1.90		1.78	2.41
Portfolio turnover	15	(n)	53	72	52		95	59
Net assets at end of period (000 omitted)	$157,699		$150,596	$135,948	$115,495		$161,290	$153,898

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class I			2016	2015	2014		2013	2012

Net asset value, beginning of period	$10.79		$10.96	$10.89	$11.14		$10.85	$10.57
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.30	$0.29	$0.31		$0.31	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		(0.10)	0.14	(0.21)		0.35	0.32
Total from investment operations	$0.21		$0.20	$0.43	$0.10		$0.66	$0.69
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)	$(0.32)	$(0.35)		$(0.37)	$(0.41)
From net realized gain on investments	—		(0.04)	(0.04)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.16)		$(0.37)	$(0.36)	$(0.35)		$(0.37)	$(0.41)
Net asset value, end of period (x)	$10.84		$10.79	$10.96	$10.89		$11.14	$10.85
Total return (%) (r)(s)(x)	1.95	(n)	1.92	4.05	0.98		6.13	6.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.64	0.64	0.65		0.66	0.67
Expenses after expense reductions (f)	0.59	(a)	0.59	0.62	0.64		0.66	0.67
Net investment income	2.66	(a)	2.78	2.60	2.89		2.80	3.41
Portfolio turnover	15	(n)	53	72	52		95	59
Net assets at end of period (000 omitted)	$962,034		$914,984	$1,274,021	$976,838		$1,028,060	$1,883,416

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/16		Years ended 4/30
Class R1			2016	2015	2014		2013	2012
	(unaudited)
Net asset value, beginning of period	$10.81		$10.97	$10.90	$11.15		$10.86	$10.59
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.18	$0.20		$0.20	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		(0.09)	0.14	(0.21)		0.35	0.32
Total from investment operations	$0.15		$0.10	$0.32	$(0.01)		$0.55	$0.58
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.22)	$(0.21)	$(0.24)		$(0.26)	$(0.31)
From net realized gain on investments	—		(0.04)	(0.04)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.11)		$(0.26)	$(0.25)	$(0.24)		$(0.26)	$(0.31)
Net asset value, end of period (x)	$10.85		$10.81	$10.97	$10.90		$11.15	$10.86
Total return (%) (r)(s)(x)	1.35	(n)	1.00	3.02	(0.03)		5.07	5.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.64	1.64	1.65		1.66	1.67
Expenses after expense reductions (f)	1.59	(a)	1.59	1.62	1.64		1.66	1.67
Net investment income	1.68	(a)	1.78	1.60	1.89		1.78	2.42
Portfolio turnover	15	(n)	53	72	52		95	59
Net assets at end of period (000 omitted)	$3,516		$3,584	$4,153	$3,093		$3,310	$3,117

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 10/31/16		Years ended 4/30
Class R2			2016	2015	2014		2013	2012
	(unaudited)
Net asset value, beginning of period	$10.78		$10.95	$10.88	$11.13		$10.84	$10.56
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.24	$0.23	$0.26		$0.25	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		(0.09)	0.15	(0.22)		0.35	0.33
Total from investment operations	$0.18		$0.15	$0.38	$0.04		$0.60	$0.64
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.28)	$(0.27)	$(0.29)		$(0.31)	$(0.36)
From net realized gain on investments	—		(0.04)	(0.04)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.13)		$(0.32)	$(0.31)	$(0.29)		$(0.31)	$(0.36)
Net asset value, end of period (x)	$10.83		$10.78	$10.95	$10.88		$11.13	$10.84
Total return (%) (r)(s)(x)	1.70	(n)	1.41	3.53	0.47		5.60	6.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.14	1.14	1.15		1.16	1.17
Expenses after expense reductions (f)	1.09	(a)	1.09	1.12	1.15		1.16	1.17
Net investment income	2.18	(a)	2.29	2.12	2.40		2.29	2.93
Portfolio turnover	15	(n)	53	72	52		95	59
Net assets at end of period (000 omitted)	$50,982		$49,042	$49,623	$42,233		$43,889	$45,433

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 10/31/16		Years ended 4/30
Class R3			2016	2015	2014		2013	2012
	(unaudited)
Net asset value, beginning of period	$10.79		$10.95	$10.88	$11.13		$10.84	$10.57
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.27	$0.26	$0.29		$0.28	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		(0.09)	0.15	(0.22)		0.35	0.32
Total from investment operations	$0.19		$0.18	$0.41	$0.07		$0.63	$0.66
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.30)	$(0.30)	$(0.32)		$(0.34)	$(0.39)
From net realized gain on investments	—		(0.04)	(0.04)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.15)		$(0.34)	$(0.34)	$(0.32)		$(0.34)	$(0.39)
Net asset value, end of period (x)	$10.83		$10.79	$10.95	$10.88		$11.13	$10.84
Total return (%) (r)(s)(x)	1.73	(n)	1.76	3.79	0.72		5.87	6.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.89	0.89	0.90		0.91	0.92
Expenses after expense reductions (f)	0.84	(a)	0.84	0.87	0.89		0.91	0.92
Net investment income	2.43	(a)	2.53	2.36	2.65		2.52	3.16
Portfolio turnover	15	(n)	53	72	52		95	59
Net assets at end of period (000 omitted)	$92,887		$88,496	$71,742	$48,842		$53,863	$41,177

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 10/31/16		Years ended 4/30
Class R4			2016	2015	2014		2013	2012
	(unaudited)
Net asset value, beginning of period	$10.79		$10.96	$10.88	$11.13		$10.84	$10.57
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.30	$0.28	$0.31		$0.30	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		(0.10)	0.16	(0.22)		0.36	0.32
Total from investment operations	$0.21		$0.20	$0.44	$0.09		$0.66	$0.68
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)	$(0.32)	$(0.34)		$(0.37)	$(0.41)
From net realized gain on investments	—		(0.04)	(0.04)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.16)		$(0.37)	$(0.36)	$(0.34)		$(0.37)	$(0.41)
Net asset value, end of period (x)	$10.84		$10.79	$10.96	$10.88		$11.13	$10.84
Total return (%) (r)(s)(x)	1.95	(n)	1.92	4.15	0.97		6.13	6.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.64	0.64	0.65		0.67	0.67
Expenses after expense reductions (f)	0.59	(a)	0.59	0.61	0.65		0.67	0.67
Net investment income	2.67	(a)	2.79	2.59	2.90		2.75	3.40
Portfolio turnover	15	(n)	53	72	52		95	59
Net assets at end of period (000 omitted)	$122,854		$116,248	$150,418	$68,289		$84,048	$46,209

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class R6 (formerly R5) (y)			2016	2015	2014		2013	2012

Net asset value, beginning of period	$10.79		$10.96	$10.89	$11.14		$10.85	$10.57
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.30	$0.32		$0.31	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	0.07		(0.10)	0.14	(0.22)		0.32	0.33
Total from investment operations	$0.22		$0.21	$0.44	$0.10		$0.63	$0.68
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.33)	$(0.35)		$(0.34)	$(0.40)
From net realized gain on investments	—		(0.04)	(0.04)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.17)		$(0.38)	$(0.37)	$(0.35)		$(0.34)	$(0.40)
Net asset value, end of period (x)	$10.84		$10.79	$10.96	$10.89		$11.14	$10.85
Total return (%) (r)(s)(x)	2.01	(n)	2.03	4.15	1.07		6.21	6.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	(a)	0.53	0.54	0.55		0.57	0.77
Expenses after expense reductions (f)	0.48	(a)	0.48	0.53	0.55		0.57	0.77
Net investment income	2.79	(a)	2.90	2.72	2.99		2.82	3.30
Portfolio turnover	15	(n)	53	72	52		95	59
Net assets at end of period (000 omitted)	$1,439,783		$1,423,635	$1,371,926	$1,542,574		$1,222,616	$8,217

See Notes to Financial Statements

36

Financial Highlights – continued

	Six months ended 10/31/16		Years ended 4/30
Class 529A			2016	2015	2014		2013	2012
	(unaudited)
Net asset value, beginning of period	$10.77		$10.94	$10.87	$11.11		$10.82	$10.55
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.28	$0.27	$0.29		$0.29	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		(0.10)	0.14	(0.21)		0.34	0.32
Total from investment operations	$0.20		$0.18	$0.41	$0.08		$0.63	$0.66
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.31)	$(0.30)	$(0.32)		$(0.34)	$(0.39)
From net realized gain on investments	—		(0.04)	(0.04)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.15)		$(0.35)	$(0.34)	$(0.32)		$(0.34)	$(0.39)
Net asset value, end of period (x)	$10.82		$10.77	$10.94	$10.87		$11.11	$10.82
Total return (%) (r)(s)(t)(x)	1.86	(n)	1.72	3.84	0.86		5.92	6.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.99	0.99	1.00		1.02	1.02
Expenses after expense reductions (f)	0.76	(a)	0.78	0.81	0.84		0.87	0.88
Net investment income	2.51	(a)	2.60	2.43	2.72		2.59	3.21
Portfolio turnover	15	(n)	53	72	52		95	59
Net assets at end of period (000 omitted)	$6,903		$6,132	$4,713	$4,032		$4,909	$3,934

See Notes to Financial Statements

37

Financial Highlights – continued

	Six months ended 10/31/16		Years ended 4/30
Class 529B			2016	2015	2014		2013	2012
	(unaudited)
Net asset value, beginning of period	$10.81		$10.97	$10.90	$11.15		$10.86	$10.59
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.17	$0.20		$0.19	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		(0.09)	0.15	(0.22)		0.35	0.31
Total from investment operations	$0.14		$0.10	$0.32	$(0.02)		$0.54	$0.57
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.22)	$(0.21)	$(0.23)		$(0.25)	$(0.30)
From net realized gain on investments	—		(0.04)	(0.04)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.10)		$(0.26)	$(0.25)	$(0.23)		$(0.25)	$(0.30)
Net asset value, end of period (x)	$10.85		$10.81	$10.97	$10.90		$11.15	$10.86
Total return (%) (r)(s)(t)(x)	1.33	(n)	0.95	2.96	(0.08)		5.02	5.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.74	1.74	1.75		1.76	1.77
Expenses after expense reductions (f)	1.64	(a)	1.64	1.67	1.69		1.71	1.73
Net investment income	1.62	(a)	1.74	1.56	1.84		1.73	2.39
Portfolio turnover	15	(n)	53	72	52		95	59
Net assets at end of period (000 omitted)	$320		$339	$396	$395		$458	$428

See Notes to Financial Statements

38

Financial Highlights – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
Class 529C			2016	2015	2014		2013	2012

Net asset value, beginning of period	$10.80		$10.97	$10.90	$11.15		$10.85	$10.58
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.17	$0.20		$0.19	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		(0.10)	0.15	(0.22)		0.36	0.32
Total from investment operations	$0.15		$0.09	$0.32	$(0.02)		$0.55	$0.57
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.22)	$(0.21)	$(0.23)		$(0.25)	$(0.30)
From net realized gain on investments	—		(0.04)	(0.04)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.10)		$(0.26)	$(0.25)	$(0.23)		$(0.25)	$(0.30)
Net asset value, end of period (x)	$10.85		$10.80	$10.97	$10.90		$11.15	$10.85
Total return (%) (r)(s)(t)(x)	1.42	(n)	0.86	2.97	(0.08)		5.12	5.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.74	1.74	1.75		1.76	1.77
Expenses after expense reductions (f)	1.64	(a)	1.64	1.67	1.70		1.71	1.73
Net investment income	1.62	(a)	1.73	1.56	1.84		1.73	2.34
Portfolio turnover	15	(n)	53	72	52		95	59
Net assets at end of period (000 omitted)	$3,682		$3,283	$2,933	$2,905		$4,097	$3,617

See Notes to Financial Statements

39

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. Effective August 26, 2016, Class R5 shares were renamed Class R6 shares. Class R6 shares do not pay a 12b-1 distribution fee or sub-accounting costs.

See Notes to Financial Statements

40

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Total Return Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

41

Notes to Financial Statements (unaudited) – continued

quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the

42

Notes to Financial Statements (unaudited) – continued

fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of October 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,026,480	$—	$—	$1,026,480
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	965,154,863	—	965,154,863
Municipal Bonds	—	40,239,943	—	40,239,943
U.S. Corporate Bonds	—	1,753,254,910	—	1,753,254,910
Residential Mortgage-Backed Securities	—	1,021,986,881	—	1,021,986,881
Commercial Mortgage-Backed Securities	—	353,534,728	—	353,534,728
Asset-Backed Securities (including CDOs)	—	216,393,066	—	216,393,066
Foreign Bonds	—	358,365,582	—	358,365,582
Mutual Funds	159,060,778	—	—	159,060,778
Total Investments	$160,087,258	$4,708,929,973	$—	$4,869,017,231

Other Financial Instruments
Futures Contracts	$723,315	$—	$—	$723,315

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable

43

Notes to Financial Statements (unaudited) – continued

to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options and futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$1,120,070	$(396,755)
Equity	Purchased Equity Options	1,026,480	—
Total		$2,146,550	$(396,755)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(39,935)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Investments (Purchased Options)
Interest Rate	$850,037	$—
Equity	—	(453,180)
Total	$850,037	$(453,180)

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Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement

45

Notes to Financial Statements (unaudited) – continued

between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

46

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

47

Notes to Financial Statements (unaudited) – continued

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended October 31, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/16
Ordinary income (including any short-term capital gains)	$146,689,639
Long-term capital gains	4,978,501
Total distributions	$151,668,140

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Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/16
Cost of investments	$4,785,375,717
Gross appreciation	129,548,864
Gross depreciation	(45,907,350)
Net unrealized appreciation (depreciation)	$83,641,514

As of 4/30/16
Undistributed ordinary income	12,121,223
Capital loss carryforwards	(26,063,113)
Other temporary differences	(13,024,372)
Net unrealized appreciation (depreciation)	53,527,514

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of April 30, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(16,905,560)
Long-Term	(9,157,553)
Total	$(26,063,113)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately

49

Notes to Financial Statements (unaudited) – continued

eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 10/31/16	Year ended 4/30/16	Six months ended 10/31/16	Year ended 4/30/16
Class A	$26,557,633	$47,093,072	$—	$6,028,919
Class B	305,203	641,334	—	107,619
Class C	1,538,076	2,900,328	—	516,126
Class I	12,926,486	32,483,168	—	3,807,710
Class R1	34,546	80,124	—	14,311
Class R2	604,907	1,280,876	—	188,606
Class R3	1,235,600	2,330,965	—	322,360
Class R4	1,782,979	3,672,618	—	446,447
Class R6 (formerly Class R5)	22,213,614	44,346,367	—	5,174,537
Class 529A	90,482	141,152	—	17,306
Class 529B	3,150	7,490	—	1,327
Class 529C	33,952	55,644	—	9,734
Total	$67,326,628	$135,033,138	$—	$16,635,002

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

	Effective Commencement of Period	Effective 8/01/16
First $2.5 billion of average daily net assets	0.50%	0.50%
Next $2.5 billion of average daily net assets	0.45%	0.45%
Average daily net assets in excess of $5 billion	0.45%	0.40%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2016, this management fee reduction amounted to $160,353, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2016 was equivalent to an annual effective rate of 0.47% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and

50

Notes to Financial Statements (unaudited) – continued

transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6 (formerly Class 5)	529A	529B	529C
0.74%	1.49%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.50%	0.79%	1.64%	1.64%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2017. For the six months ended October 31, 2016, this reduction amounted to $811,407, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $262,592 and $472 for the six months ended October 31, 2016, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$2,386,104
Class B	0.75%	0.25%	1.00%	0.90%	149,760
Class C	0.75%	0.25%	1.00%	1.00%	794,822
Class R1	0.75%	0.25%	1.00%	1.00%	17,807
Class R2	0.25%	0.25%	0.50%	0.50%	124,072
Class R3	—	0.25%	0.25%	0.25%	115,077
Class 529A	—	0.25%	0.25%	0.12%	8,218
Class 529B	0.75%	0.25%	1.00%	1.00%	1,667
Class 529C	0.75%	0.25%	1.00%	1.00%	18,040
Total Distribution and Service Fees					$3,615,567

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2016 based on each class’s average daily net assets. 0.10% of the Class A and Class 529A service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2016, this waiver amounted to $957,715 and is included in the reduction of total expenses in the Statement of Operations. 0.10% of

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Notes to Financial Statements (unaudited) – continued

the Class B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2016, this waiver amounted to $14,945 and is included in the reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2017. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2016, this rebate amounted to $10, $94, $1,048, and $1 for Class B, Class C, Class 529A, and Class 529B, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2016, were as follows:

Amount
Class A	$10,429
Class B	106,121
Class C	41,907
Class 529B	14
Class 529C	151

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on August 31, 2017, unless MFD elects to extend the waiver. For the six months ended October 31, 2016, this waiver amounted to $2,627 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended October 31, 2016 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended October 31, 2016, were as follows:

	Fee	Waiver
Class 529A	$3,287	$1,644
Class 529B	166	83
Class 529C	1,800	900
Total Program Manager Fees and Waivers	$5,253	$2,627

52

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2016, the fee was $109,983, which equated to 0.0046% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,802,466.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2016 was equivalent to an annual effective rate of 0.0133% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended October 31, 2016, the fee paid by the fund under this agreement was $4,538 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 12, 41, and 90 shares of Class R1, Class R3, and Class R5, respectively, for an aggregate amount of $1,532. On March 16, 2016, MFS purchased 59,694 shares of Class I for an aggregate amount of $635,146.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment

53

Notes to Financial Statements (unaudited) – continued

Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended October 31, 2016, the fund engaged in purchase transactions pursuant to this policy, which amounted to $4,293,550.

(4) Portfolio Securities

For the six months ended October 31, 2016, purchases and sales of investments, other than in-kind transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$433,706,174	$376,593,392
Investments (non-U.S. Government securities)	$630,814,901	$312,992,482

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/16		Year ended 4/30/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	33,300,753	$362,456,276	57,293,371	$611,902,933
Class B	260,412	2,839,598	424,782	4,535,891
Class C	2,074,439	22,608,742	4,173,377	44,609,939
Class I	39,815,754	434,141,518	29,684,075	316,915,431
Class R1	38,394	420,799	106,409	1,141,148
Class R2	762,556	8,297,115	1,099,913	11,758,217
Class R3	1,169,029	12,735,134	3,330,692	35,653,104
Class R4	2,400,835	26,183,484	4,091,681	43,914,267
Class R6 (formerly Class R5)	5,512,464	60,158,055	14,448,776	155,012,263
Class 529A	89,690	974,282	210,405	2,235,114
Class 529B	1,133	12,344	9,019	96,667
Class 529C	82,723	902,753	103,982	1,112,429
	85,508,182	$931,730,100	114,976,482	$1,228,887,403

54

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/16		Year ended 4/30/16
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,115,750	$23,058,588	4,197,193	$44,818,511
Class B	23,440	255,833	58,634	626,862
Class C	109,922	1,199,411	243,934	2,607,345
Class I	591,215	6,445,494	1,427,346	15,245,134
Class R1	3,165	34,544	8,826	94,374
Class R2	52,086	567,428	132,472	1,413,825
Class R3	113,328	1,234,898	248,499	2,652,177
Class R4	142,492	1,553,087	332,610	3,553,824
Class R6 (formerly Class R5)	1,992,004	21,715,057	4,542,221	48,532,555
Class 529A	8,300	90,346	14,811	157,988
Class 529B	288	3,141	816	8,714
Class 529C	3,090	33,713	6,099	65,202
	5,155,080	$56,191,540	11,213,461	$119,776,511

Shares reacquired
Class A	(31,121,412)	$(339,079,980)	(28,476,935)	$(304,145,347)
Class B	(359,376)	(3,920,791)	(567,699)	(6,080,286)
Class C	(1,586,429)	(17,313,948)	(2,869,105)	(30,691,615)
Class I	(36,425,933)	(398,774,389)	(62,567,302)	(672,154,602)
Class R1	(49,205)	(536,035)	(161,957)	(1,733,241)
Class R2	(654,438)	(7,130,216)	(1,216,348)	(12,945,625)
Class R3	(911,134)	(9,911,446)	(1,924,977)	(20,537,514)
Class R4	(1,978,231)	(21,606,342)	(7,381,847)	(79,334,922)
Class R6 (formerly Class R5)	(6,563,956)	(71,567,507)	(12,265,660)	(130,856,359)
Class 529A	(29,201)	(317,227)	(86,866)	(927,053)
Class 529B	(3,269)	(35,595)	(14,521)	(155,729)
Class 529C	(50,272)	(548,218)	(73,581)	(786,571)
	(79,732,856)	$(870,741,694)	(117,606,798)	$(1,260,348,864)

55

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/16		Year ended 4/30/16
	Shares	Amount	Shares	Amount
Net change
Class A	4,295,091	$46,434,884	33,013,629	$352,576,097
Class B	(75,524)	(825,360)	(84,283)	(917,533)
Class C	597,932	6,494,205	1,548,206	16,525,669
Class I	3,981,036	41,812,623	(31,455,881)	(339,994,037)
Class R1	(7,646)	(80,692)	(46,722)	(497,719)
Class R2	160,204	1,734,327	16,037	226,417
Class R3	371,223	4,058,586	1,654,214	17,767,767
Class R4	565,096	6,130,229	(2,957,556)	(31,866,831)
Class R6 (formerly Class R5)	940,512	10,305,605	6,725,337	72,688,459
Class 529A	68,789	747,401	138,350	1,466,049
Class 529B	(1,848)	(20,110)	(4,686)	(50,348)
Class 529C	35,541	388,248	36,500	391,060
	10,930,406	$117,179,946	8,583,145	$88,315,050

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 10%, 10%, 3%, 3%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2016, the fund’s commitment fee and interest expense were $16,837 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

56

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	138,968,711	611,892,810	(591,800,743)	159,060,778

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$2,278	$—	$211,961	$159,060,778

(8) Redemptions In-Kind

On April 12, 2016, the fund recorded redemption proceeds for a redemption in-kind of portfolio securities and cash that were valued at $168,127,329. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $3,924,865 for the fund.

On July 11, 2016, the fund recorded redemption proceeds for a redemption in-kind of portfolio securities and cash that were valued at $241,779,807. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $10,242,232 for the fund.

57

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge, an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the

58

Board Review of Investment Advisory Agreement – continued

other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective

59

Board Review of Investment Advisory Agreement – continued

advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $2.5 billion and that MFS has agreed in writing to implement an additional contractual breakpoint that reduces its advisory fee rate on the Fund’s average daily net assets over $5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

60

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

61

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

62

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

63

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: December 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: December 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 15, 2016

*	Print name and title of each signing officer under his or her signature.